Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	Shanda Games Ltd
Entity Central Index Key	0001470157
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	131,860,314
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	409,087,000

Consolidated Statements of Operations and Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues [Member] USD ($)	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2011 Cost of revenues [Member] CNY	Dec. 31, 2010 Cost of revenues [Member] CNY	Dec. 31, 2012 Product development [Member] USD ($)	Dec. 31, 2012 Product development [Member] CNY	Dec. 31, 2011 Product development [Member] CNY	Dec. 31, 2010 Product development [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] USD ($)	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2010 Sales and marketing [Member] CNY	Dec. 31, 2012 General and administrative [Member] USD ($)	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY
Net revenues:
Online game revenues generated in China	$ 693,449,000	4,320,257,000	4,975,464,000	4,318,893,000
Other revenues	58,087,000	361,888,000	306,432,000	185,815,000
Total net revenues	751,536,000	4,682,145,000	5,281,896,000	4,504,708,000
Cost of revenues:
Third parties	(150,397,000)	(936,987,000)	(1,152,855,000)	(1,032,639,000)
Related parties	(124,302,000)	(774,416,000)	(903,096,000)	(804,543,000)
Total cost of revenues	(274,699,000)	(1,711,403,000)	(2,055,951,000)	(1,837,182,000)
Gross profit	476,837,000	2,970,742,000	3,225,945,000	2,667,526,000
Operating expenses:
Product development	(105,727,000)	(658,689,000)	(694,329,000)	(465,793,000)
Sales and marketing
Third parties	(37,526,000)	(233,789,000)	(255,110,000)	(275,267,000)
Related parties	(58,193,000)	(362,547,000)	(355,135,000)	(226,542,000)
General and administrative	(54,169,000)	(337,480,000)	(447,333,000)	(367,029,000)
Total operating expenses	(255,615,000)	(1,592,505,000)	(1,751,907,000)	(1,334,631,000)
Income from operations	221,222,000	1,378,237,000	1,474,038,000	1,332,895,000
Interest income
Third parties	23,037,000	143,527,000	102,891,000	59,709,000
Related parties	13,437,000	83,711,000	32,490,000	1,997,000
Interest expense
Third parties	(15,027,000)	(93,620,000)	(10,791,000)	(284,000)
Related parties	(4,300,000)	(26,787,000)	(12,150,000)	(11,059,000)
Investment income	21,000	133,000	543,000	214,000
Other income, net	14,629,000	91,137,000	194,250,000	226,923,000
Income before income tax expenses and equity in losses of affiliated companies	253,019,000	1,576,338,000	1,781,271,000	1,610,395,000
Income tax expenses	(67,216,000)	(418,762,000)	(485,278,000)	(300,352,000)
Equity in losses of and impairments of investments in affiliated companies	(3,368,000)	(20,981,000)	(10,004,000)	(5,376,000)
Net income	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Less: Net income attributable to non-controlling interests	(3,718,000)	(23,165,000)	(21,115,000)	(15,846,000)
Net income attributable to Shanda Games Limited	178,717,000	1,113,430,000	1,264,874,000	1,288,821,000
Redeemable non-controlling interests redemption value accretion	0	0	(558,000)	0
Net income attributable to Shanda Games Limited's ordinary shareholders	178,717,000	1,113,430,000	1,264,316,000	1,288,821,000
Net income	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Other comprehensive income (loss), net of tax:
Unrealized (loss) gain on marketable securities	543,000	3,384,000	(1,540,000)	(3,842,000)
Currency translation adjustments of the Company	1,077,000	6,711,000	7,260,000	17,409,000
Currency translation adjustments of affiliated companies /subsidiaries	4,547,000	28,327,000	(53,052,000)	6,277,000
Comprehensive income	188,602,000	1,175,017,000	1,238,657,000	1,324,511,000
Comprehensive income attributable to non-controlling interests	(5,045,000)	(31,429,000)	(1,529,000)	(17,659,000)
Comprehensive income attributable to Shanda Games Limited	183,557,000	1,143,588,000	1,237,128,000	1,306,852,000
Earnings per ordinary share:
Basic (per share)	$ 0.32	2.01	2.23	2.26
Diluted (per share)	$ 0.32	2.01	2.23	2.26
Weighted average ordinary shares used in per share calculation:
Basic (shares)	554,813,612	554,813,612	567,138,809	570,645,594
Diluted (shares)	554,842,073	554,842,073	567,178,693	570,795,057
Share-based compensation included in:
Share-based compensation expense					$ (41,000)	(254,000)	(958,000)	(761,000)	$ (3,228,000)	(20,113,000)	(24,094,000)	(29,778,000)	$ (30,000)	(188,000)	(213,000)	(293,000)	$ (3,520,000)	(21,928,000)	(65,707,000)	(75,095,000)

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ASSETS
Cash and cash equivalents	$ 337,200	2,100,789	1,835,476
Restricted cash	165	1,030	20,363
Short-term investments	266,971	1,663,259	2,209,007
Marketable securities	1,159	7,221	3,837
Accounts receivable, net of allowance for doubtful accounts	16,989	105,846	72,757
Accounts receivable due from related parties	52,290	325,773	405,953
Deferred licensing fees and related costs	982	6,121	19,776
Prepayments and other current assets	30,796	191,860	181,985
Other receivables due from related parties	333,928	2,080,403	931,395
Deferred tax assets	11,180	69,651	74,765
Total current assets	1,051,660	6,551,953	5,755,314
Investment in affiliated companies	30,004	186,926	37,882
Property and equipment, net	30,348	189,068	230,475
Intangible assets	92,832	578,351	994,748
Goodwill	52,843	329,217	492,116
Long-term rental deposits	8,928	55,625	95,135
Other long term assets	32,488	202,404	326,579
Non-current deferred tax assets	3,374	21,020	26,338
Total assets	1,302,477	8,114,564	7,958,587
LIABILITIES
Short-term borrowings	237,940	1,482,387	858,849
Accounts payable	7,257	45,209	38,355
Accounts payable due to related parties	11,515	71,737	77,349
Licensing fees and royalty fees payable	25,786	160,647	188,224
Taxes payable	29,135	181,512	190,574
Deferred revenue	20,877	130,067	173,436
Other payables and accruals	81,621	508,533	415,977
Other payables due to related parties	157,929	983,913	125,910
Deferred tax liabilities	8,590	53,516	72,910
Dividend payable	1,844	11,489	1,823,314
Total current liabilities	582,494	3,629,010	3,964,898
Long-term liabilities	4,180	26,042	68,863
Non-current deferred tax liabilities	16,440	102,420	260,186
Non-current deferred revenue	6,062	37,765	47,641
Total liabilities	609,176	3,795,237	4,341,588
Commitments and contingencies
Redeemable non-controlling interests	2,243	13,971	13,971
EQUITY
Class A ordinary shares(US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	1,572	9,796	11,022
Class B ordinary shares(US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	4,799	29,896	29,896
Additional paid-in capital	253,283	1,577,978	1,561,343
Statutory reserves	24,656	153,610	147,083
Accumulated other comprehensive loss	(6,152)	(38,322)	(68,480)
Retained earnings	404,342	2,519,088	1,665,006
Total Shanda Games Limited shareholders' equity	682,500	4,252,046	3,345,870
Non-controlling interests	8,558	53,310	257,158
Total equity	691,058	4,305,356	3,603,028
Total liabilities and equity	$ 1,302,477	8,114,564	7,958,587

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class A Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	131,860,314	151,222,556
Ordinary shares, shares outstanding	131,860,314	151,222,556
Class B Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000

Consolidated Statements of Changes in Shareholder's Equity		Total USD ($)	Total CNY	Ordinary Shares(US$0.01 Par Value) [Member] CNY	Additional Paid-in Capital [Member] CNY	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] CNY	Retained Earnings [Member] CNY	Total Shanda Games Limited Shareholders' Equity [Member] CNY	Non-controlling interests [Member] CNY
Balance at Dec. 31, 2009			3,025,544,000	41,975,000	1,229,189,000	127,034,000	(58,765,000)	1,480,225,000	2,819,658,000	205,886,000
Balance (in shares) at Dec. 31, 2009				576,087,000
Share repurchase of the Company (in shares)				(12,123,982)
Share repurchase of the Company			(255,925,000)	(821,000)	(21,112,000)	0	0	(233,992,000)	(255,925,000)	0
Corporate expense (expense reversal) allocation			8,183,000	0	8,183,000	0	0	0	8,183,000	0
Restricted stocks granted to subsidiary employees in connection with acquisition			24,050,000	0	24,050,000	0	0	0	24,050,000	0
Share-based compensation			105,927,000	0	100,907,000	0	0	0	100,907,000	5,020,000
Exercise of share option of the Company (in shares)				3,426,236
Exercise of share option of the Company			24,528,000	229,000	24,299,000	0	0	0	24,528,000	0
Exercise of share option of a foreign subsidiary			4,287,000	0	439,000	0	0	0	439,000	3,848,000
Currency translation adjustments of the Company			17,409,000	0	0	0	17,409,000	0	17,409,000	0
Currency translation adjustments of subsidiaries			6,277,000	0	0	0	4,464,000	0	4,464,000	1,813,000
Unrealized (loss) gain on marketable securities			(3,842,000)	0	0	0	(3,842,000)	0	(3,842,000)	0
Appropriations to statutory reserves			0	0	0	14,529,000	0	(14,529,000)	0	0
Distribution to Shanda			(8,742,000)	0	53,711,000	0	0	(62,453,000)	(8,742,000)	0
Dividends declared to shareholders		0
Change of equity in an affiliated company of a subsidiary										0
Non-controlling interests arising from acquisition			6,451,000	0	0	0	0	0	0	6,451,000
Redeemable non-controlling interests redemption value accretion			0
Capital contribution to a subsidiary by non-controlling interest	[1]									0
Disposal of subsidiaries										0
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz										0
Net income			1,304,667,000	0	0	0	0	1,288,821,000	1,288,821,000	15,846,000
Balance at Dec. 31, 2010			4,258,814,000	41,383,000	1,419,666,000	141,563,000	(40,734,000)	2,458,072,000	4,019,950,000	238,864,000
Balance (in shares) at Dec. 31, 2010				567,389,254
Share repurchase of the Company (in shares)				(12,221,320)
Share repurchase of the Company			(186,287,000)	(778,000)	(21,970,000)	0	0	(163,539,000)	(186,287,000)	0
Corporate expense (expense reversal) allocation			7,008,000	0	7,008,000	0	0	0	7,008,000	0
Share-based compensation			90,972,000	0	82,646,000	0	0	0	82,646,000	8,326,000
Exercise of share option of the Company (in shares)				5,141,622
Exercise of share option of the Company			9,703,000	313,000	9,390,000	0	0	0	9,703,000	0
Exercise of share option of a foreign subsidiary			6,790,000	0	1,441,000	0	0	0	1,441,000	5,349,000
Currency translation adjustments of the Company			7,260,000	0	0	0	7,260,000	0	7,260,000	0
Currency translation adjustments of subsidiaries			(53,052,000)	0	0	0	(33,466,000)	0	(33,466,000)	(19,586,000)
Unrealized (loss) gain on marketable securities			(1,540,000)	0	0	0	(1,540,000)	0	(1,540,000)	0
Appropriations to statutory reserves			0	0	0	5,520,000	0	(5,520,000)	0	0
Distribution to Shanda			(824,000)	0	64,185,000	0	0	(65,009,000)	(824,000)	0
Dividends declared to shareholders			(1,823,314,000)	0	0	0	0	(1,823,314,000)	(1,823,314,000)	0
Change of equity in an affiliated company of a subsidiary			(1,995,000)	0	(1,023,000)	0	0	0	(1,023,000)	(972,000)
Non-controlling interests arising from acquisition			4,062,000	0	0	0	0	0	0	4,062,000
Redeemable non-controlling interests redemption value accretion			(558,000)	0	0	0	0	(558,000)	(558,000)	0
Capital contribution to a subsidiary by non-controlling interest	[1]									0
Disposal of subsidiaries										0
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz										0
Net income			1,285,989,000	0	0	0	0	1,264,874,000	1,264,874,000	21,115,000
Balance at Dec. 31, 2011			3,603,028,000	40,918,000	1,561,343,000	147,083,000	(68,480,000)	1,665,006,000	3,345,870,000	257,158,000
Balance (in shares) at Dec. 31, 2011				560,309,556
Share repurchase of the Company (in shares)				(21,946,754)
Share repurchase of the Company			(255,384,000)	(1,389,000)	(39,480,000)	0	0	(214,515,000)	(255,384,000)	0
Corporate expense (expense reversal) allocation			(3,467,000)	0	(3,467,000)	0	0	0	(3,467,000)	0
Share-based compensation			42,483,000	0	33,597,000	0	0	0	33,597,000	8,886,000
Exercise of share option of the Company (in shares)				2,584,512
Exercise of share option of the Company			708,000	163,000	545,000	0	0	0	708,000	0
Exercise of share option of a foreign subsidiary			9,642,000	0	4,722,000	0	0	0	4,722,000	4,920,000
Currency translation adjustments of the Company			6,711,000	0	0	0	6,711,000	0	6,711,000	0
Currency translation adjustments of subsidiaries			27,717,000	0	0	0	18,273,000	0	18,273,000	9,444,000
Unrealized (loss) gain on marketable securities		543,000	3,384,000	0	0	0	3,384,000	0	3,384,000	0
Appropriations to statutory reserves			0	0	0	6,527,000	0	(6,527,000)	0	0
Distribution to Shanda			0	0	43,129,000	0	0	(43,129,000)	0	0
Contribution to Shanda related to disposition of Mochi Media, Inc.			(243,362,000)	0	(243,972,000)	0	610,000	0	(243,362,000)	0
Reversal of dividend accrued for restricted shares due to forfeiture			4,823,000	0	0	0	0	4,823,000	4,823,000	0
Change of equity in an affiliated company of a subsidiary										0
Non-controlling interests arising from acquisition			5,533,000	0	0	0	0	0	0	5,533,000
Redeemable non-controlling interests redemption value accretion		0	0
Capital contribution to a subsidiary by non-controlling interest			7,116,000	0	0	0	0	0	0	7,116,000	[1]
Disposal of subsidiaries			(2,835,000)	0	0	0	0	0	0	(2,835,000)
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz			(37,336,000)	0	221,561,000	0	1,180,000	0	222,741,000	(260,077,000)
Net income		182,435,000	1,136,595,000	0	0	0	0	1,113,430,000	1,113,430,000	23,165,000
Balance at Dec. 31, 2012		$ 691,058,000	4,305,356,000	39,692,000	1,577,978,000	153,610,000	(38,322,000)	2,519,088,000	4,252,046,000	53,310,000
Balance (in shares) at Dec. 31, 2012				540,947,314

[1]	Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 182,435,000	1,136,595,000	1,285,989,000	1,304,667,000
Adjustments for:
Share-based compensation expenses	6,819,000	42,483,000	90,972,000	105,927,000
Corporate expenses (expenses reversals) allocated from Shanda	(556,000)	(3,467,000)	7,008,000	8,183,000
Depreciation of property and equipment	13,306,000	82,897,000	74,439,000	57,017,000
Amortization of intangible assets	30,224,000	188,298,000	278,375,000	246,579,000
Impairment of intangible assets	0	0	23,216,000	0
Impairment of prepaid upfront license fee in other long-term assets	2,414,000	15,041,000	49,574,000	10,173,000
Provision for losses on receivables	1,484,000	9,244,000	1,369,000	14,933,000
Loss from disposal of fixed assets	2,358,000	14,689,000	1,651,000	2,566,000
Investment income	(21,000)	(133,000)	(543,000)	(214,000)
Foreign exchange loss / (gain)	547,000	3,408,000	(19,333,000)	5,164,000
Loss related to foreign currency forward instruments	3,608,000	22,476,000	0	0
Other income	0	0	0	(4,742,000)
Deferred taxes and change of withholding tax	(6,286,000)	(39,160,000)	(48,258,000)	(9,297,000)
Equity in losses of and impairments of investments in affiliated companies	3,368,000	20,981,000	10,004,000	5,376,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(7,393,000)	(46,061,000)	(26,054,000)	24,113,000
Receivables due from related parties	(1,749,000)	(10,897,000)	(24,852,000)	13,339,000
Deferred licensing fees and related costs	2,192,000	13,656,000	19,909,000	9,082,000
Prepayments and other current assets	(2,425,000)	(15,110,000)	(81,300,000)	(2,813,000)
Upfront licensing fees paid in intangible assets	(9,293,000)	(57,895,000)	(11,724,000)	(2,300,000)
Prepayment for (refunds of) upfront license fees in other long term assets	17,255,000	107,498,000	(290,608,000)	(22,746,000)
Other long-term deposits	7,215,000	44,948,000	(38,886,000)	4,905,000
Accounts payable	(496,000)	(3,090,000)	(676,000)	13,913,000
Licensing fees and royalty fees payable	(5,739,000)	(35,754,000)	10,236,000	4,757,000
Taxes payable	(5,345,000)	(33,300,000)	49,043,000	2,699,000
Deferred revenue	(8,799,000)	(54,819,000)	(51,259,000)	(15,712,000)
Payables due to related parties	2,201,000	13,712,000	2,970,000	(3,182,000)
Other payables, accruals and other long-term liabilities	9,963,000	62,075,000	87,943,000	(27,055,000)
Net cash provided by operating activities	237,287,000	1,478,315,000	1,399,205,000	1,745,332,000
Cash flows from investing activities:
Decrease in restricted cash for foreign currency forward contract	0	0	0	702,075,000
Proceeds from income of marketable securities	21,000	133,000	543,000	214,000
Proceeds from disposal of short-term investments	469,944,000	2,927,797,000	972,811,000	0
Purchases of short-term investments and time deposits with maturity over one year	(375,011,000)	(2,336,354,000)	(1,414,616,000)	(1,034,983,000)
Investments in other receivables due from related parties	(180,046,000)	(1,121,704,000)	(390,719,000)	(523,000,000)
Repayments of other receivables due from related parties	10,072,000	62,750,000	0	0
Purchase of property and equipment	(8,055,000)	(50,183,000)	(132,429,000)	(79,298,000)
Proceeds from disposal of fixed assets	566,000	3,527,000	2,199,000	3,006,000
Purchase of intangible assets	(1,397,000)	(8,701,000)	(29,105,000)	(6,708,000)
Net cash paid for disposal of subsidiaries	(895,000)	(5,577,000)	0	0
Acquisition of subsidiaries, net of cash acquired	(713,000)	(4,441,000)	(12,437,000)	(979,635,000)
Investment /prepaid investment in affiliated companies	(8,351,000)	(52,027,000)	(18,974,000)	(31,900,000)
Net cash used in investing activities	(93,865,000)	(584,780,000)	(1,022,727,000)	(1,950,229,000)
Cash flows from financing activities:
Proceeds from short-term loans	457,153,000	2,848,106,000	876,850,000	0
Repayments of short-term loans and settlements of related derivatives	(358,885,000)	(2,235,891,000)	(1,090,000)	(717,075,000)
Cash contributions to subsidiaries by non-controlling shareholders	1,142,000	7,116,000	0	0
Tax paid (charged to equity) for transfer of a portion of Eyedentity's equity to Actoz	(5,993,000)	(37,336,000)	0	0
Proceeds from other payables due to related parties	148,633,000	926,000,000	91,190,000	947,049,000
Repayment of other payables due to related parties	(14,084,000)	(87,747,000)	(907,310,000)	0
Repurchase of own shares by the Company	(40,992,000)	(255,384,000)	(186,287,000)	(255,925,000)
Proceeds from issuance of ordinary shares under stock option plan of the Company	115,000	717,000	33,114,000	1,106,000
Proceeds from issuance of ordinary shares under stock option plan of a subsidiary	1,548,000	9,642,000	6,790,000	4,287,000
Dividends to the Company's shareholders	(290,528,000)	(1,810,016,000)	0	0
Net cash used in financing activities	(101,891,000)	(634,793,000)	(86,743,000)	(20,558,000)
Effect of exchange rate changes on cash	1,055,000	6,571,000	(26,030,000)	(1,925,000)
Net (decrease) / increase in cash and cash equivalents	42,586,000	265,313,000	263,705,000	(227,380,000)
Cash and cash equivalents, beginning of year	294,614,000	1,835,476,000	1,571,771,000	1,799,151,000
Cash and cash equivalents, end of year	337,200,000	2,100,789,000	1,835,476,000	1,571,771,000
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	49,084,000	305,799,000	381,703,000	264,981,000
Cash paid for interest expenses	14,329,000	89,270,000	22,605,000	419,000
Supplemental disclosure of non-cash investing activities:
Current portion of acquisition related obligation	23,013,000	143,374,000	58,771,000	61,826,000
Non-current portion of acquisition related obligation	0	0	51,717,000	0
Issuance of restricted shares to acquire Mochi Media, Inc.	0	0	0	24,050,000
Accounts payable related to purchase of property and equipment	2,034,000	12,671,000	4,802,000	23,628,000
Supplemental disclosure of non-cash financing activities:
Dividends declared but not paid to shareholders	1,844,000	11,489,000	1,823,314,000	0
Restricted cash relating to the exercise of employee stock options	165,000	1,030,000	20,363,000	5,432,000
Other receivables from issuance of ordinary shares under stock option plan of the Company	$ 0	3,000	12,000	23,442,000

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Organization and Nature of Operations
1.	ORGANIZATION AND NATURE OF OPERATIONS

Nature of operations

Shanda Games Limited (“Shanda Games” or “the Company”), a Cayman Islands limited company, is principally engaged in the development and operation of online games and related businesses in the People’s Republic of China (the “PRC”). The Company currently operates its business in China through its wholly-owned subsidiaries (“PRC subsidiaries”) which consist of Shengqu Information Technology (Shanghai) Co., Ltd. (“Shengqu”), Shengji Information Technology (Shanghai) Co., Ltd. (“Shengji”), Lansha Information Technology (Shanghai) Co., Ltd. (“Lansha”) and Kuyin Software (Shanghai) Co., Ltd (“Kuyin”) and its variable interest entities and their subsidiaries (“VIEs”). The VIEs consist of Shanghai Hongli Digital Technology Co., Ltd. (“Shanghai Hongli”) and Shanghai Shulong Technology Development Co., Ltd. (“Shanghai Shulong”) and Shulong’s wholly-owned subsidiaries, Shanghai Shulong Computer Technology Co., Ltd. (“Shulong Computer”), Nanjing Shulong Computer Technology Co., Ltd. (“Nanjing Shulong”), Chengdu Youji Technology Co., Ltd. (“Chengdu Youji”), Tianjin Youji Technology Co., Ltd. (“Tianjin Youji”), Chengdu Aurora Technology Development Co., Ltd. (“Chengdu Aurora”), Chengdu Simo Technology Co., Ltd. (“Chengdu Simo”), and Shulong’s majority-owned subsidiary Shanghai Shengzixin Equity Investment Fund (“Shengzixin Fund”) and other small VIEs. Collectively, the PRC subsidiaries and the VIEs are referred to as the “PRC companies.” The Company, together with (i) its wholly-owned subsidiaries, mainly including Shanda Games Holdings (HK) Limited (“Shanda Games (HK)”), Shanda Games International Pte. Ltd. (“Games International”) and its majority-owned subsidiaries; (ii) Eyedentity Games, Inc., (“Eyedentity”); (iii) Actoz Soft Co., Ltd., (“Actoz”), a Korean developer, operator and publisher of online games listed on the KOSDAQ and its majority-owned subsidiaries; (iv)eFusion MMOG GmbH (“eFusion”) and (v) the VIEs, shall collectively be referred to as “the Group.”

On September 30, 2009, the Company completed an initial public offering (the “IPO”) on the NASDAQ Global Select Market (“IPO”). In the IPO, 83,500,000 American Depositary Shares (“ADSs”), representing 167,000,000 Class A ordinary shares, were sold to the public at a price of $12.50 per ADS. Of these, 13,043,500 ADSs, representing 26,087,000 Class A ordinary shares, were sold by the Company; and 70,456,500 ADSs, representing 140,913,000 Class A ordinary shares, were sold by a direct wholly-owned subsidiary of Shanda. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $152.5 million.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Principal Accounting Policies
2.	PRINCIPAL ACCOUNTING POLICIES

(1)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group’s statement of operations include allocations of certain general corporate expenses of Shanda Interactive Entertainment Limited (“Shanda”), its parent, a Cayman Islands company engaged in the business of online and offline entertainment in the PRC, which formerly was listed on the NASDAQ Global Select Market prior to its de-listing and privatization in February 2012. These general corporate expenses primarily relate to corporate employee compensation costs, professional service fees, and other expenses arising from the provisions of corporate functions, including finance, legal, technology, investment, and executive management. These expenses are allocated based on estimates that management considers to be reasonable reflections of the utilization of services provided to, or benefits received by the Group, as specific identification is not practical. These expenses are as follows:

a) Employee compensation costs related to salaries, bonuses, social security costs, and share-based compensation are allocated to the Group based on the percentage of the respective department employee numbers of the Group to the total historical number of employees of corresponding department of Shanda, except for costs related to Shanda’s executives, which are allocated based on percentage of estimated time incurred for online game business to total time incurred for Shanda.

b) Professional service fees related to legal and public accounting services are allocated to the Group based on percentage of revenues of the Group to total historical revenues of Shanda.

c) Other expenses incurred by the corporate functions are allocated to the Group based on percentage of number of employees of the Group to the total historical number of employees of Shanda.

From the second half year of 2009, since the Group has established its own finance, legal, investment and certain executive management functions and begun to promote its own brands, no such general corporate expenses were allocated to the Group, except for certain employee compensation costs from corporate functions such as technology, human resources and executive management that the Group does not have. While the expenses allocated to the Group for these items are not necessarily indicative of the expenses that the Group would have incurred if the Group had been a separate, independent entity during the years presented, management believes that the foregoing presents a reasonable basis of estimating what the Group’s expenses would have been on a historical basis. General corporate expenses allocated from Shanda are recorded as capital contributions by Shanda. Total general corporate expenses allocated from Shanda to the Group were RMB8.2 million and RMB7.0 million for the years ended December 31, 2010 and 2011, respectively. Total general corporate expenses reflect an adjustment (reversal) of RMB3.5 million in 2012.

In addition, there are certain technical service arrangements between the Group and the other subsidiaries of Shanda as disclosed in Note 21.

(2)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Significant accounting estimates reflected in the Group's consolidated financial statements include the allowance for doubtful accounts, revenue recognition, determination of the life of virtual items, assessment of recoverability of long-lived assets and goodwill, estimated useful lives of property and equipment as well as intangible assets, share-based compensation expense, consolidation of variable interest entities, valuation allowances for deferred tax assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, accounting for equity investments and other-than temporary impairments, and determination of functional currencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

(3)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. Investments in equity securities for which the Company can exercise significant influence are accounted for by the equity method of accounting.

The Company follows guidance relating to the consolidation of Variable Interest Entities in Accounting Standards Codification (“ASC”) 810-10, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

To comply with PRC laws and regulations that restrict foreign ownership of companies that operate online games, the Group conducts all its online game business through the VIEs. These companies hold the licenses and approvals to operate online games in the PRC. The capital of the VIEs is funded by the PRC subsidiaries and recorded as interest-free loans to individuals who are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries. The portion of the loans for capital injection is eliminated with the capital of the VIEs during consolidation. The interest-free loans to the shareholders of the VIEs were RMB30.1 million, RMB30.1 million and RMB59.9 million as of December 31, 2010, 2011 and 2012.

Pursuant to the contractual arrangements between the PRC subsidiaries and the VIEs, the PRC subsidiaries provide services, software and technology licenses and equipment to the VIEs in exchange for fees, determined according to certain agreed formulas. During the years ended December 31, 2010, 2011 and 2012, the total amount of such fees was approximately RMB2,313.8 million, RMB2,363.2 million and RMB2,462.5 million, respectively, which represented the substantial majority of the operating profits of the VIEs. The PRC subsidiaries have also undertaken to provide financial support to the VIEs to the extent necessary for their operations. The following is a summary of the key agreements in effect:

Loan Agreements. The PRC subsidiaries entered into loan agreements with each shareholder of the relevant VIEs. Under these loan agreements, the PRC subsidiaries granted an interest-free loan to each shareholder of the VIEs solely for their capital contributions to the VIEs. The loans have an unspecified term and shall become payable when the PRC subsidiaries request repayment at any time. The shareholders of the VIEs may not prepay all or any part of the loans without the relevant PRC subsidiaries’ prior written request.

Equity Disposition Agreements. The Group’s VIEs and their shareholders entered into equity disposition agreements with the relevant PRC subsidiaries. Pursuant to such agreements, the PRC subsidiaries and any third party designated by them have the exclusive right to purchase from the shareholders of the Group’s VIEs all or any part of their equity interests in the relevant VIE at a purchase price equal to the amount of the registered capital of the VIE or the lowest price permissible by the then-applicable PRC laws and regulations. The PRC subsidiaries may exercise such right at any time during the term of the agreement until it has acquired all equity interests of the relevant VIE, subject to applicable PRC laws. Moreover, under the equity disposition agreements, neither the Group’s VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity and other legal rights without the prior written approval of the relevant PRC subsidiary, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; or entry into other material contracts. All these agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests.

Business Operation Agreements. The PRC subsidiaries entered into business operation agreements with the relevant VIEs and their shareholders. Under such agreements, the PRC subsidiaries have the right to nominate the directors of the relevant VIEs’ boards and designate general managers, financial controllers and other senior management of the relevant VIE. In addition, the VIEs may not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of the relevant PRC subsidiary. Such transactions include incurrence or assumption of any indebtedness that are not in the ordinary course of business; sale or purchase of any assets or rights with values of more than agreed amount; declaration of dividends or profit distribution; encumbrance on any of their assets or intellectual property rights in favor of a third party; or transfer of any rights or obligations under the agreement to a third party. These agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIE and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to their expiration dates.

Exclusive Consulting and Service Agreements. The PRC subsidiaries and VIEs entered into exclusive consulting and service agreements. Under these agreements, the VIEs and their subsidiaries agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and services. Unless otherwise agreed among the parties, the VIEs will pay to the relevant PRC subsidiaries service and consulting fees taking in account the scope and complexity of the technology involved, the content and duration of the services provided and the prevailing market price for similar technology and services. The PRC subsidiaries will exclusively own any intellectual property arising from the performance of these agreements. These agreements have initial terms of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIEs. The VIEs may not terminate such agreements prior to their expiration dates. Under the Exclusive Consulting and Service Agreements, the VIEs agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and other services. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. Pursuant to that principle and based upon the relevant VIEs’ specific needs for technology support and services, the parties enter into supplemental agreements from time to time, which typically set forth the basic pricing terms including the total fees to be paid and the payment methods. The fees are typically determined based on the scope and complexity of the technology involved, the content and duration of the services provided, and the prevailing market price for similar technology and services. The fees are usually settled according to contract terms in two to three installments.

Equity Pledge Agreements. The shareholders of the VIEs entered into share pledge agreements with the relevant PRC subsidiaries. Under the share pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the relevant PRC subsidiaries as collateral for all of their payments due to the PRC subsidiaries and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements, equity disposition agreements, exclusive consulting and service agreements and the business operation agreements. The pledges shall remain effective until all obligations under such agreements have been fully performed. The VIEs are prohibited from declaring any dividends or making any profit distributions during the terms of the pledges. Without the relevant PRC subsidiaries’ prior written consent, no shareholder of the VIEs may transfer any equity interests in the VIEs. If any event of default as provided for therein occurs, the relevant PRC subsidiary, as the pledgee, will be entitled to dispose of the pledged equity interest through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above agreements. These pledges have been recorded on the share registers of each entity and have been duly registered with competent local branches of the State Administration for Industry and Commerce.

Power of Attorney (or Proxy). Each shareholder of the VIEs executed an irrevocable power of attorney (or proxy) to appoint the relevant PRC subsidiary as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to appoint directors, a general manager, financial controller and other senior management of the VIEs. The power of attorney (or proxy) is irrevocable and continually valid as long as the principal is the shareholder of the relevant VIE.

As a result of these agreements, the Company is considered the primary beneficiary of the VIEs and their subsidiaries and accordingly the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Company. As a result, the Company may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Company’s business operations and adversely affect the Company’s ability to control the VIEs. In light of the fact that most of the shareholders of the VIEs are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

As described above, in order to comply with the restrictions imposed by PRC rules and regulations on foreign ownership in online game and other Internet-related businesses, the Company operates its business in China primarily through the VIEs. Although management is of the opinion that the current ownership structure of the Company, its PRC subsidiaries and VIEs and the contractual arrangements between the respective PRC subsidiaries, VIEs and their shareholders are in compliance with existing PRC laws, rules and regulations, the Company cannot be certain that the PRC government authorities will not ultimately take a view contrary to that of the Company due to the lack of official interpretation and clear guidelines. If the Company, its PRC subsidiaries and VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interest in the PRC subsidiaries to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Company may lose the ability to consolidate and reflect in its financial statements the results of operation of the VIEs.

As of December 31, 2011 and 2012, the total assets, liabilities, and equity of the consolidated VIEs were as follows:

	December 31, 2011	December 31, 2012
	RMB (millions)	RMB (millions)
Total assets of the consolidated VIEs	2,109.5	2,182.6

Accounts payable	200.4	473.6
Amounts due to related parties	411.6	69.2
Deferred revenue	136.8	68.7
Taxes payable	90.5	58.5
Other payables and accruals	239.8	257.6
Deferred tax liabilities	26.1	20.0
Total liabilities of the consolidated VIEs	1,105.2	947.6

Total equity of the consolidated VIEs	1,004.3	1,235.0

As of December 31, 2012, the total assets of the consolidated VIEs were mainly comprised of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets, intangible assets, fixed assets, goodwill, deferred tax assets, and other long term assets. These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the equity holders of VIEs effectively assigned all of their voting rights underlying their equity interests in VIEs to the Group’s PRC subsidiaries. In addition, through the other aforementioned agreements, the Group demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The Group considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs in the amount of RMB746.9 million as of December 31, 2012 (2011: RMB350.1 million). As all of the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.

For the years ended December 31, 2010, 2011 and 2012, the total net revenues, cost of revenues and net income of the consolidated VIEs were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,317.7	4,985.7	4,299.2
Cost of revenues of the consolidated VIEs	3,633.4	4,056.9	3,439.0
Net income of the consolidated VIEs	206.9	230.5	215.8

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting its Internet-related business mainly through the VIEs, the Company has, in the past, provided and will continue to provide financial support based on its consideration of the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 24 for the risks relating to the VIE arrangements.

In August 2012, the Group entered into an investment agreement to invest up to RMB500 million in Shengzixin Fund, a partnership investment vehicle. The vehicle is managed by Dingguan Investment Holding (Shanghai) Company Limited, a related party under the common control of Shanda Interactive. The Group intends to use its investment towards investing in exceptional developer companies in the gaming market in China delivering content through online games, social network games, and mobile games. The Group had invested RMB250 million as of December 31, 2012, which was held in cash as no investments had been made at that time. As the Group is the only investor and beneficiary at December 31, 2012, the investment vehicle (cash balance) was consolidated in the Group’s consolidated financial statements.

(4)	Foreign currency translation and other comprehensive income (loss)

The functional currency of the Company is the United States dollar (“US$”, “USD” or “U.S. dollars”) and its reporting currency is the Renminbi (“RMB”). The PRC subsidiaries and the VIEs use RMB as their functional currency. Actoz and Eyedentity’s functional currency is the Korean Won (“KRW”). eFusion’s functional currency is the Euro (“Euro” or “€”). The functional currency of the Company’s major subsidiaries other than the PRC subsidiaries, the VIEs, Actoz, Eyedentity, and eFusion is the U.S. dollar.

Assets and liabilities of the Company and its subsidiaries, including the PRC subsidiaries and the VIEs, are translated at the current exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity for the years presented.

Transactions denominated in currencies other than functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currencies using the applicable exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive income.

According to ASC Topic 220, the relevant accounting literature for other comprehensive income, elements of other comprehensive income can be reported net of tax or gross of tax with the aggregate tax effect separately disclosed. The Group's elements of other comprehensive income, which consist of unrealized gains (losses) on marketable securities and currency translation adjustments, do not give rise to income taxes as the related activity is associated with jurisdictions which do not impose income tax or for which the related activity is tax-exempt.

(5)	Convenience translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the rate of US$1.00 to RMB6.2301, the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(6)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

(7)	Restricted cash

Restricted cash mainly represents cash held in a designated bank account for the sole purpose of transmitting proceeds from the exercise of stock options.

(8)	Short-term investments

Short-term investments represent bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2011, short-term investments of RMB902.9 million were pledged for bank borrowings of RMB858.8 million. As of December 31, 2012, short-term investments of RMB1,521.6 million were pledged for bank borrowings of RMB1,482.3 million. These included Korean won short term investments of KRW47,500 million (RMB277.8 million) which were pledged for bank borrowings of KRW42,800 million (RMB250.3 million).

(9)	Marketable securities

Marketable securities primarily include available-for-sale marketable equity securities. Marketable securities are classified as short-term based on their high liquidity. Marketable securities are carried at fair market value with unrealized appreciation (or depreciation) reported as a component of accumulated other comprehensive income (or loss) in shareholders’ equity, net of tax ( Note 2(4)). The specific identification method is used to determine the cost of marketable securities disposed. Realized gains and losses are reflected as investment income or losses.

The Group evaluates the investments periodically for possible other-than-temporary impairment and reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and the Group’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value. If appropriate, the Group records impairment charges equivalent to the amount that the carrying value of its available-for-sale securities exceeds the estimated fair market value of the securities as of the evaluation date.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded unrealized losses of RMB3.8 million, RMB1.5 million, and an unrealized gain of RMB3.4 million, respectively, as components of other comprehensive income (or loss), net of tax.

(10)	Allowances for doubtful accounts

The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected.

Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(11)	Investment in affiliated companies

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations and comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The cost method is used for investments over which the Group does not have the ability to exercise significant influence and for which the investments do not have readily determinable fair values. Such investments are recorded and maintained at historical cost, as adjusted for possible impairment losses.

The Group continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. Impairment losses on equity method investments are included in “equity in losses of affiliated companies”. Impairment losses recorded during the years ended December 31, 2010, 2011 and 2012 were nil, RMB5.6 million and RMB7.5 million, respectively.

(12)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

(13)	Intangible assets

Online game product development costs

The Group recognizes costs to develop its online game products in accordance with ASC 985-20. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expense. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online game has a proven ability to operate in the online game environment in the PRC market. During the years ended December 31, 2010, 2011 and 2012, the costs incurred for development of on-line game products were not capitalized after technological feasibility was reached because the time period from the establishment of technological feasibility to the related commercial launch is generally nonexistent or very brief; therefore, related costs during such periods, being immaterial for capitalization, were expensed.

Website and internally used software development costs

The Group recognizes website and internally used software development costs in accordance with ASC 350-40. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. During the years ended December 31, 2010, 2011 and 2012, costs qualifying for capitalization were immaterial and as a result all website and internally used software development costs were expensed as incurred.

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized once the related game software has reached technological feasibility in accordance with ASC 985-20 and amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is usually 3 to 7 years. Amortization of upfront licensing fees commences upon the commercial launch of the related online game.

Software and copyrights

Software and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic life or stipulated period in the contract, which is usually 1 to 5 years.

Software technologies, game engines, non-compete agreements, customer databases and trademarks acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805, “Business Combinations”. Software technologies, game engines, non-compete agreements, customer databases and trademarks arising from the acquisitions of subsidiaries and VIEs are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Gross indefinite-lived in-progress research and development assets totaled RMB95.2 million as of December 31, 2011, relating to historical acquisitions (Note 12). RMB6.0 million of the gross amount had been fully impaired (with write-offs recorded in accumulated impairment) prior to December 31, 2011. After completion of the associated research and development efforts, the remaining RMB 89.2 million of gross carrying value was reclassified to software technologies during the year ended December 31, 2012. The net book value of in-progress research and development assets was zero as of December 31, 2012.

(14)	Goodwill

Goodwill is accounted for at initial recognition and evaluated subsequently according to the provisions of ASC 805, "Business Combinations" and ASC 350, "Intangibles - Goodwill and Other." Goodwill is initially measured as the excess of (i) the total cost of an acquisition, fair value of the non controlling interests, and acquisition date fair value of any previously held equity interest in an acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of an acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the income statement as a bargain purchase gain. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In October of each year, the Company’s annual impairment evaluation date, the Company tests impairment of goodwill at the reporting unit level, which is one step below the operating segment level. Under the two step impairment evaluation approach, the fair value of a reporting unit is first determined using an income approach which considers projected cash flows, expenses, and appropriate discount rates tailored to the risk profiles of the specific reporting units, considering more generally the risk profile of the online game sector. Should the fair value of a reporting unit be less than its carrying value (including goodwill), an impairment charge would be then be measured by reference to the excess of the carrying value of a reporting unit’s goodwill over the implied fair value of goodwill, determined in a manner similar to the assignment of purchase price in a business combination. Key factors that are considered by the Company and likely to have a bearing on potential impairments of goodwill include, but are not limited to, (1) recent operating performance and forecasts; (2) generation of, and growth anticipated in, cash flows; (3) the state of the online game business in the respective geographic area; (4) trends in monthly average users/monthly paying users; and (5) the game development pipeline at the business unit level. Based upon application of the two step impairment evaluation approach, no impairment losses were recorded in the years ended December 31, 2010, 2011 and 2012.

(15)	Other long-term assets

Other long-term assets mainly represent the upfront licensing fees of online games that have not yet been commercially launched and receivables from independent online game companies. Other long-term assets as of December 31, 2011 and 2012 include prepayments in respect of upfront licensing fees paid for new games of RMB309.6 million and RMB171.1 million, respectively. Receivables from independent online game companies as of December 31, 2011 and 2012 amounted to RMB17.0 million and RMB21.4 million, respectively.

(16)	Impairment of long-lived assets and intangible assets

Long-lived assets including finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. Impairments of other long-term assets recognized in product development expenses consisted of prepaid upfront license fees on certain games that did not continue in the game development cycle as a result of beta testing; accordingly, such fees were fully expensed. As the assets subject to impairment were fully written off, no fair value measurement disclosures for non-recurring fair value measurements were considered warranted as remaining basis in the written-off assets was zero.

(17)	Financial instruments

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturities over one year, marketable securities, accounts receivable, prepayments and other current assets, forward contracts, amount due from/to related parties, short-term borrowings, accounts payable, license fees payable, and other payables and accruals (Note 15).

The Group has from time to time entered into foreign exchange forward contracts with certain banks to reduce the Group’s exposure to significant changes in exchange rates between RMB and certain foreign currencies. These contracts are not designated as hedges pursuant to relevant accounting guidance and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income within “other income” (Notes 5 and 22).

(18)	Revenue recognition

Online game revenues generated in China

The Groupderives substantially all of its revenues from in-game virtual items and game usage fees purchased by game players to play its Massively Multiplayer Online Role-Playing Games (“MMORPGs”, a recognized gaming industry term) and advanced casual games.

The Group entered into various arrangements with subsidiaries that are under common control of Shanda. Pursuant to the Amended and Restated Cooperation Agreement between Shanghai Shanda Networking Co., Ltd. (“Shanda Networking”), Nanjing Shanda Networking Co., Ltd. (“Nanjing Shanda”), and Shanghai Shengzhan Networking Co., Ltd. (“Shanghai Shengzhan”), which are related parties under the common control of the Group’s parent, Shanda, on the one hand, and the VIEs, on the other hand, the Group engaged Shanda Networking on an exclusive basis to provide customer and other game support services until September 10, 2014. The cooperation agreements will be automatically extended for one year, unless otherwise terminated. Pursuant to a sales agency agreement, from July 1, 2008 to May 1, 2011, the Group engaged Shengfutong as the sales agent on an exclusive basis to provide agency services in selling pre-paid cards to third party distributors and retailers. On May 1, 2011, the Group terminated the sales agency agreement with Shengfutong and entered into a sales agency agreement with Tianjin Shengjing Trade Co., Ltd. (“Shengjing”), a related party of Shengfutong, which was further amended and supplemented in March 2012 pursuant to which Shengjing serves as the sales agent for the distribution of our prepaid cards until June 30, 2023. The economic terms of this agreement are substantially the same as the terms of the agreement with Shengfutong.

The Group has assessed its relationship and arrangements with Shanda Networking and Shengjing under ASC 605-45 regarding gross versus net reporting of revenue, and has concluded that reporting the gross amount equivalent to the amount that Shengjing receives from the sale of pre-paid game cards to distributors or retailers, which is subsequently activated and charged to the respective game accounts by players as deferred revenue, is appropriate as the Group is the primary obligor and it fulfills the online game services desired by the customers.

Under the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers, for items with no further utility or very short lives, or over the estimated lives of the items for items that can be used over a period of time. The average periods for which players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched, and market conditions, are utilized to arrive at the best estimates for lives of these in-game items. The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, such changes would be applied in the period of change prospectively. The Group’s revenues under the item-based revenue model are principally derived from in-game consumable virtual items, which generally are consumed in a very short period. Under the time-based revenue model, revenues are recognized based on the time units consumed by the game players. Revenues are also recognized when game players who had previously purchased playing time or virtual currency are no longer entitled to access the online games in accordance with the published expiration policy. Deferred revenue is reduced as revenues are recognized.

Pursuant to the Sale Agency Agreement, Shengjing will receive a service fee which is equivalent to the difference between (x) the amount Shengjing receives from its distributors or users from the sale of the prepaid cards and (y) a fixed percentage based on the face value of the pre-paid card as agreed upon between Shengjing and the Group. This service fee is recorded as a sales and marketing expense.

Since 1 January 2012, a Pilot Program transitioned specified industries from business tax to value added tax for entities located in Shanghai. This round of reform covered certain "Modern Service Industries," which includes research, development and technological services, information technology services, cultural innovation services, and certain other areas. The Pilot Program affected the PRC subsidiaries Shengqu and Lansha, whose applicable rates shifted from the business tax rate of 5% to the value added tax rate of 6% from 1 Janaury 2012 onwards.

PRC subsidiaries are subject to business tax or value added tax and related surcharges on the gross receipt earned for services provided and products sold in the PRC. The applicable business tax rate varies from 3% to 5% and the rate of value added tax varies from 3% to 17%. In the accompanying consolidated statements of operations and comprehensive income, business tax, value added tax and related surcharges for revenues derived from on-line games are deducted from gross receipts to arrive at net revenues.

Other Revenues

Other revenues are principally comprised of overseas revenues generated from game licensing and game operations as well as advertising revenues.

The Group enters into licensing arrangements with overseas licensees to operate its MMORPGs and advanced casual games in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee. The initial license fee is based on a fixed amount and recognized ratably over the term of the license. The monthly revenue-based royalty fee is recognized when earned, provided that collectability is reasonably assured.

The overseas game operations revenue is recognized by means of the online game revenue recognition principles described in the preceding section for online game revenues generated in China.

Overseas game revenues amounted to approximately RMB104.6 million, RMB229.9 million and RMB274.9 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising revenues are derived from online advertising whereby the Company allows advertisers to place advertisements on particular areas of its platform, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Advertising revenues amounted to approximately RMB59.1 million, RMB56 million and RMB18.6 million during the years ended December 31, 2010, 2011 and 2012, respectively.

(19)	Deferred revenue

For online game revenue, deferred revenue represents proceeds received by Shengjing from distributors relating to the sale of pre-paid cards which are activated or charged to the respective player game accounts by players, but which have not been consumed by the players or expired. For overseas licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by overseas licensees. Non-current deferred revenues are primarily comprised of unamortized upfront license fees to be recognized beyond the next 12 months.

(20)	Deferred licensing fees and related costs

Upon the receipt of proceeds from Shengjing which can be specifically attributed to certain online games, the Group is obligated to pay on-going licensing fees in the form of royalties and other costs related to such proceeds, including business tax and related surcharges. As revenues are deferred (Note 2(19)), the related on-going licensing fees and costs are also deferred. The deferred licensing fees and related costs are recognized in the consolidated statements of operations and comprehensive income in the period in which the related proceeds received from Shengjing are recognized as revenue.

(21)	Cost of revenues

Cost of revenues consists primarily of platform service fees, upfront and ongoing licensing fees, salaries and benefits, share-based compensation, depreciation and amortization expenses and other expenses incurred by the Group and are recorded on an accrual basis.

(22)	General and administrative

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, professional service fees, business tax and value added tax expense, share-based compensation, and other expenses. The business tax and value added tax expense primarily relates to service and licensing fees paid by the VIEs to the PRC subsidiaries or by PRC subsidiaries to overseas subsidiaries.

(23)	Product development

Product development costs consist primarily of salaries and benefits, depreciation expenses, outsourced game development expenses, share-based compensation and other expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products, software and websites, and are recorded on an accrual basis.

(24)	Sales and marketing

Sales and marketing costs consist primarily of advertising and market promotion expenses, salaries and benefits, share-based compensation, and other expenses incurred by the Group’s sales and marketing personnel, and the agency expenses paid to Shengjing. Sales and marketing costs are recorded on an accrual basis. Advertising and marketing promotion expenses amounted to approximately RMB199.3 million, RMB169.5 million and RMB165.4 million during the years ended December 31, 2010, 2011 and 2012, respectively.

(25)	Share-based compensation

The Group follows ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. Under ASC 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost not recorded for that number of awards. The Group has applied the provisions of ASC 718-10-S99 regarding the United States Securities and Exchange Commission’s (“SEC”) interpretation of ASC 718 and the valuation of share-based payments for public companies.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost should be accrued if it is probable that a performance condition will be achieved and should not be accrued if it is not probable that a performance condition will be achieved.

(26)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

(27)	Taxation

Income taxes reflected in the Group’s consolidated statements of operations and comprehensive income are provided on the taxable income of each subsidiary on the separate tax return basis.

Deferred income taxes are provided using the liability method in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Group follows ASC 740-10-25 guidance regarding uncertain tax positions which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Group did not have any interest and penalties associated with uncertain tax positions and did not have any material liabilities for unrecognized tax benefits arising from uncertain tax positions for the years ended December 31, 2010, 2011 and 2012.

(28)	Statutory reserves

China

The PRC subsidiaries and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The PRC subsidiaries must make appropriations to one or more of the following, (i) the general reserve, (ii) the enterprise expansion fund, and (iii) the staff bonus and welfare fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company registered capital. The other fund appropriations are at the PRC subsidiaries’ discretion.

The VIEs, in accordance with the PRC Company Law, must make appropriations to (i) the statutory reserve fund and (ii) the discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company’s registered capital. The discretionary surplus fund is at the VIEs’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off accumulated losses, enterprise expansion, or increasing registered capital. The enterprise expansion fund can be used to expand production and operations or to increase registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of approximately RMB14.5 million, RMB5.5 million and RMB2.7 million, respectively.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Korea

Actoz and Eyedentity are required to appropriate, as the legal reserves, the amount equivalent to a minimum of 10% of cash dividends paid until such reserves equals 50% of their issued capital stock in accordance with the Commercial Code of Korea. The reserves are not available for the payment of cash dividends, but may be transferred to capital stock by an appropriate resolution of the company’s board of directors or used to reduce accumulated deficit, if any, with the ratification of the company’s majority shareholders. The Group made no appropriations in 2010 and 2011. An appropriation of approximately KRW648.9 million (RMB3.8 million) was made in 2012.

(29)	Dividends

No dividend was declared by the Company in 2010. In November 2011, the Company declared cash dividends in the aggregate amount of US$289.7 million (equivalent to RMB1,823.3 million) or US$0.51 per ordinary share (US$1.02 per American Depositary Share (ADS)) to all shareholders or ADS holders of record as of December 20, 2011 (the "record date"). The cash dividends of US$286.8 million (equivalent to RMB1,810.0 million) were paid in 2012. Dividends of US$208.6 million were paid to the Company’s parent company and controlling shareholder, Shanda Interactive Entertainment Limited.

Relevant laws and regulations permit payments of dividends by the PRC and Korean subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations (see Note 2(28)).

In addition, since a significant amount of the Group’s future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group’s ability to utilize revenues generated in RMB to fund the Group’s business activities outside China, if any, or expenditures denominated in foreign currencies.

(30)	Earnings per share

Basic earnings per ordinary share attributable to Shanda Games Limited’s shareholders are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share attributable to Shanda Games Limited’s ordinary shareholders are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units and are accounted for using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. The Group does not separately present earnings per share for Class A and Class B ordinary shares as each class of shares has the same rights to earnings and dividend distributions.

(31)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive gain/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments and unrealized gain/(loss) on marketable securities.

(32)	Segment reporting

Based on the criteria established by ASC 280, the Company currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. As the Group generates substantially all of its revenues from customers in the PRC, no geographical segments are presented. In addition, substantially all of the Group’s long-lived assets are located in the PRC.

(33)	Fair value measurements

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Group to develop its own assumptions.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturity over one year, marketable securities, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, and other payables and accruals.

As of December 31, 2011 and 2012, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, other payables and accruals approximated their fair values. Accounts receivable, amounts due from/to related parties, prepayments and other current assets, accounts payable, licensing fees payable, and other payables and accruals, which are measured at carrying value, would represent Level 3 fair value measurements if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Group’s cash and cash equivalents, short term investments, and short term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.

On a recurring basis, the Group measures (measured) the marketable securities and foreign currency forward contracts at fair value. The marketable securities are measured on the basis of actual prices quoted in actively traded markets for the related common shares. Fair value is developed for the foreign currency forward contracts based upon the terms underlying the forward contracts and commonly accepted valuation methodologies for currency forwards based upon discounted cash flow analysis, with reference to observable inputs such as forward rates available in the marketplace.

As of December 31, 2011 and 2012, information about the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows (based on the classification of the inputs):

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	3,837	3,837	—	—

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 22)

During the historical periods presented, there were no transfers between fair value measurements categorized as level 1 or level 2.

On a non-recurring basis from time to time, the Group writes off certain specific license fee assets. These assets represent prepaid upfront license fees related to game intellectual property licensed from third parties which are included in other long-term assets or intangible assets at their original contractual values (representing fees paid to third parties under the contractual arrangements). As triggered by factual circumstances, the Group evaluates the prepaid fees for games for which the commercial viability is uncertain or game development does not successfully pass the testing phase and fully writes off the contractual value of related fees paid. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the related fees have been fully written off; accordingly, the related fair values are zero for any balance sheet date.

(34)	Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The Group follows ASC 805, “Business combinations.” Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the differences could be material.

(35)	Reclassifications

Beginning from January 1, 2011, the Group combined its net revenues from MMORPGs and advanced casual games into online game revenues generated in China as the Group believes that the Group’s advanced casual games share many similar features of the Group’s MMORPG games, but are quite different when compared to the casual games that are available on social networking sites. The year-over-year comparison of online game revenues generated in China and other revenues has been reclassified for 2010 and 2011 to conform to this presentation.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Recently Effective

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011 and was adopted effective January 1, 2012. The adoption of this guidance did not have an impact on the consolidated financial statements other than expanded disclosures in the fair value footnote.

In June 2011 the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income.” The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012. In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which closed the indefinite deferral. Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote. The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Group already presented, and presents, a continuous statement of operations and comprehensive income. The adoption of ASU 2013-02 (beginning January 1, 2013) is expected to have minimal impact as the periodic amounts for reclassifications of unrealized gains (losses) on marketable securities to net income upon realization are insignificant.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for a reporting unit (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of a reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011, and the Group adopted the guidance effective January 1, 2012. The adoption of this guidance did not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill; moreover, the Group utilized the traditional two-step quantitative approach for all of its reporting units.

Recently Issued

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on financial position. ASU 2011-11 is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The ASU 2013-01 amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11. The adoption of this guidance is expected to have minimal impact, if any, on the Group’s financial statements due to the lack of or infrequent use of derivative instruments.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment” (ASU 2010-012). This ASU applies to all entities that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the ASU, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments to the guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Group will adopt this guidance beginning January 1, 2013; the adoption is not expected to impact the financial statements as the conclusions reached under a qualitative assessment approach, versus a strictly qualitative approach, should be similar for the Group’s limited indefinite-lived intangible assets.

Business Combinations	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Business Combinations
4.	BUSINESS COMBINATIONS

The Group completed the following acquisitions during the years ended December 31, 2010, 2011 and 2012:

Acquisition completed in 2012

In July 2012, the Group acquired a 70% equity interest in eFusion, a game operating company which mainly provides services in Germany, for cash consideration of €2.3 million (approximately RMB18.4 million). Total identifiable intangible assets acquired of approximately RMB12.3 million mainly represented the trademark and customer database. The weighted average amortization period for the identifiable intangible assets acquired is 5 years. The goodwill associated with this acquisition was RMB0.7 million. The non-controlling interest arising from this acquisition was RMB5.5 million.

Based on an assessment of the acquired company’s financial performance made by the Group and the amounts involved in the acquisition, this acquisition is not material to the Group. Accordingly, presentation of the purchase price allocation, pro forma financial information, and other disclosures was not warranted.

Acquisition completed in 2011

In April 2011, the Group acquired a 51.85% equity interest in a game operating company which mainly provides services in East Asia, for total consideration of US$3.0 million (approximately RMB18.9 million) in cash and assumption of liabilities of RMB10.4 million. Total identifiable intangible assets acquired of approximately RMB25.7 million mainly represent a trademark, software technology and customer database. The weighted average amortization period for the identifiable intangible assets acquired is 4.4 years. The goodwill associated with this acquisition was RMB5.2 million. Certain non-controlling shareholders have a right to require the Group to purchase the outstanding non-controlling interests held by them after the completion of the acquisition at a fixed price if the game operating company fails to complete an initial public offering before 2014. Therefore, upon the date of consolidation, the related non-controlling interests were recognized at fair value (using an income approach to measurement) and are presented as redeemable non-controlling interests in the consolidated balance sheet. As the initial public offering of the game acquiree cannot be anticipated or considered probable until it happens, the redemption of the non-controlling interests is considered probable and accretion of RMB0.6 million in the redemption value was recognized in retained earnings to adjust the initial carrying amount to the redemption value of RMB14.0 million at the consolidation date. No further accretion adjustments were required after the consolidation date.

Based on an assessment of the acquired company’s financial performance made by the Group and the amounts involved in the acquisition, this acquisition was not material to the Group. Accordingly, presentation of pro forma financial information with regard to a summary of the results of operations for the acquisition completed in 2011 is not necessary.

Acquisitions completed in 2010

(1)	Goldcool

On January 1, 2010, the Group acquired all of the equity interests of Goldcool Holdings Limited, as well as its wholly owned subsidiary Kuyin and VIE Shanghai Hongli (collectively known as “Goldcool”), one of the leading online game developers and operators in China. Pursuant to the acquisition agreement, the total purchase consideration was RMB120 million in cash.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash	26,730
Other assets	14,817
Identifiable intangible assets
Trademark	9,410	20 years
Software technology	41,560	3~6 years
Customer database	6,370	5 years
Purchased in-progress research and development	23,870
Deferred tax liabilities	(17,084)
Goodwill	25,077
Current liabilities	(10,750)
Purchase price	120,000

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Goldcool’s business. The weighted average amortization period for the identifiable intangible assets acquired was 7.2 years. Purchased in-progress research and development of RMB23.9 million was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. Total goodwill of RMB25.1 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Goldcool and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.

(2)	Mochi Media, Inc. (“Mochi”)

Acquisition of Mochi

On January 15, 2010, the Group acquired all of the equity interests of Mochi, which operates a leading platform for distributing and monetizing browser-based games worldwide. Pursuant to the acquisition agreement, the total purchase consideration was US$64.3 million (approximately RMB438.6 million), which consisted of US$60.7 million in cash and the issuance of 622,222 Class A ordinary shares with an aggregate fair value of US$3.3 million on the acquisition date and the grant of 962,963 options to replace the outstanding employee options of Mochi with fair value of US$0.3 million which is attributable to employees’ pre-combination services.

The Group also granted 2,068,219 restricted shares to the employees of Mochi on the acquisition date. The restricted shares vest over 2 to 4 years and were considered awards for post combination services. As result, the compensation expense is being recognized on straight line basis over the vesting period.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	Amortization Period
Cash	35,193
Other assets	17,470
Identifiable intangible assets
Trademark	218,442	20 years
Software technology	184,310	7 years
Deferred tax liabilities	(161,101)
Goodwill	163,617
Current liabilities	(15,220)
Long term liabilities	(4,118)
Purchase price	438,593

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Mochi’s business. The weighted average amortization period for the identifiable intangible assets acquired was 14.1 years. Total goodwill of RMB163.6 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Mochi and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.

Subsequent divestiture of Mochi

At the end of March 2012, the Group closed the transfer of 100% of the equity interests in Mochi to Shanda Online Entertainment Limited (“Shanda Online”), a wholly-owned subsidiary of Shanda, in exchange for 6.2% of the equity interests of Shanda Online. The transaction was primarily driven by the Group’s strategy to focus on more intensive-play or advanced online games, versus the games offered on Mochi’s platform, which are mostly mini casual games. Mochi’s business model, which is centered on distribution and network services for online games, as well as the provision of advertising services, is also different from the Group’s core business model.

As the share swap transaction occurred between entities under the common control of Shanda, no gain or loss was recognized in the Group's statement of operations. After the closing of the transfer, the Company deconsolidated Mochi at its net carrying amount of RMB370.7 million and recorded the 6.2% equity interest in Shanda Online of RMB127.4 million at Shanda’s carry–over basis as a long-term investment (under the cost method) included in “investment in affiliated companies” on the consolidated balance sheet. The excess of RMB243.4 million of the net carrying amount deconsolidated for Mochi over the 6.2% equity interest acquired in Shanda Online was treated as a contribution to Shanda, and was recognized as a charge of RMB244.0 million to additional paid-in capital and an increase of RMB0.6 million in other comprehensive income.

The Group has not reflected the divestiture of Mochi as a discontinued operation for accounting purposes as the Group will have continuing involvement with Mochi on a prospective basis.

(3)	Eyedentity

On September 1, 2010, the Group acquired all of the equity interests of Eyedentity, one of the leading online game developers in Korea. Pursuant to the acquisition agreement, the total purchase consideration was US$76.5 million (approximately RMB520.8 million) in cash. As of December 31, 2012, non-contingent purchase consideration of RMB10.0 million due on the third anniversary of the acquisition date had not yet been paid and is included as an acquisition related obligation in other payables and accruals.

The Group will pay US$2.8 million to purchase all outstanding stock options issued by Eyedentity on the acquisition date. The consideration was allocated between pre-combination and post-combination services for US$1.6 million and US$1.1 million, respectively. The pre-combination component was included as purchase consideration in the business combination and the post-combination component is being recognized as share based compensation expense on a straight line basis over the remaining vesting period. In addition, the Group will also pay the shareholders US$15.9 million (RMB98.9 million) if they continue to provide service to Eyedentity in the three years after the acquisition. Amounts due under this arrangement are expected to be paid in 2013 upon the satisfaction of the employment conditions and are included in “other payables and accruals” on the consolidated balance sheet. For the years ended December 31, 2010, 2011 and 2012, the Group accrued expense in the amounts of RMB14.8 million, RMB29.6 million and RMB33.1 million, respectively.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values was as follows

	RMB	Amortization Period
Cash	25,600
Other assets	55,752
Identifiable intangible assets
Software technology	356,189	6~10 years
Non-compete arrangement	13,621	3 years
Purchased in-progress research and development	89,218
Deferred tax liabilities	(102,693)
Goodwill	123,425
Current liabilities	(40,313)
Purchase price	520,799

The fair value of identifiable intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Eyedentity’s business. The weighted average amortization period for the identifiable intangible assets acquired was 6.7 years.

Total goodwill of RMB123.4 million represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes. Goodwill primarily represents the expected synergies from combining game operations of the Group and Eyedentity and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition.

On October 10, 2012, Games International, a Singaporean subsidiary of the Group which previously was the 100% owner of Eyedentity, closed the sale of 532,066 common shares of Eyedentity or 20.5% of Eyedentity’s outstanding equity interests, to the Group’s majority-owned (51% owned) Korean subsidiary Actoz for cash consideration, due in two installments, of KRW113.5 billion (US$106.6 million or RMB643.7 million). As of December 31, 2012, Actoz paid the initial payment of KRW60.0 billion (US$53.9 million or RMB339.9 million). The amount remitted to Games International reflected the KRW60.0 billion net of tax withholding for Korean capital gains tax and securities transaction tax of KRW13.0 billion (US$11.7 million or RMB73.7 million). The second installment payment of KRW53.6 billion (US$48.2 million or RMB303.8 million) will be paid to Games International before the first anniversary of the closing date, with interest accrued at the rate of 3.7% per annum. After the closing of the sale, as Eyedentity's controlling shareholder, the Group continued to consolidate Eyedentity in its consolidated financial statements. This transfer of a portion of Eyedentity’s equity to Actoz was undertaken on the basis of enhancing Actoz’s publishing capabilities as Eyedentity has strong game intellectual properties as well as better aligning Eyedentity and Actoz for research and development cooperation.

The Eyedentity share transfer occurred between entities under common control. Accordingly, no gain or loss was recognized in the Group's results of operations. Games International de-recognized 20.5% of the net assets of Eyedentity with amount of RMB111.3 million for cash consideration of RMB643.7 million at the transaction date. The difference of RMB532.4 million represented a contribution to Games International credited to Games International’s equity. However, because the transaction effectively resulted in a deemed contribution of equity from Actoz to Games International, the portion of the deemed contribution attributable to Actoz’s 49% non-controlling interest, or RMB260.0 million, was charged to equity attributable to non-controlling shareholders. The transaction-related capital gains tax was apportioned to the Group’s controlling interest in Actoz and the non-controlling interests in Actoz based upon the relative ownership percentages. Of the total tax of RMB73.7 million, RMB36.4 million attributable to the controlling interest was charged to income tax expense, with the balance of RMB37.3 million charged to equity for the portion attributable to the transaction with the non-controlling interests of Actoz.

(4)	Unaudited Pro Forma information on 2010 acquisitions

The following unaudited pro forma consolidated financial information reflects the results of operations for the year ended December 31, 2010, as if the respective acquisitions had occurred on January 1, 2010, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place at the beginning of the period, and may not be indicative of future operating results.

Year Ended December 31, 2010
Unaudited
RMB
Net revenues	4,525,472
Net income	1,285,234
Earnings per ordinary share
Basic	2.25
Diluted	2.25

The pro forma net income for 2010 includes RMB14.4 million for the amortization of identifiable intangible assets, as well as RMB3.5 million for the amortization of deferred tax liabilities using the actual effective income tax rate of the respective acquired businesses in 2010.

(5)	Other acquisitions

In July 2010, the Group acquired all of the equity interests of a global micropayment solution provider, which mainly provides the service in South East Asia. Pursuant to the acquisition agreement, the total purchase consideration was US$2.5 million (approximately RMB17.0 million) in cash. Total identifiable intangible assets acquired of approximately RMB13.7 million mainly represent the trademark and billing platform. The weighted average amortization period for the identifiable intangible assets acquired was 15.2 years.

Based on an assessment of other acquired companies’ financial performance and the amounts involved in the acquisitions, none of the acquired companies on their own or in total is (are) considered material to the Group. Therefore, pro forma financial information with regard to a summary of the results of operations of the Group for the other business combinations completed in 2010 is not necessary.

Other Income	12 Months Ended
Dec. 31, 2012
OTHER INCOME [Abstract]
Other Income
5.	OTHER INCOME

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	232,302	184,961	146,273
Foreign exchange (loss) / gain	(5,164)	25,852	(3,408)
Loss recognized on foreign currency forward contracts (Note 22)	—	—	(22,476)
Bank charges	(410)	(10,296)	(18,823)
Donation expenses	(5,812)	(1,092)	(182)
Others	6,007	(5,175)	(10,247)
	226,923	194,250	91,137

Government financial incentives represent cash subsidies received from the government. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as other income when received. Other cash subsidies received from the government, for which the Group has to meet certain obligations, are initially recorded as liabilities and recognized as other income upon fulfilling the obligations.

Bank charges represent fees assessed by third party banks in relation to various short-term borrowings drawn from the banks by the Group (Note 14) and are expensed at the time they are incurred due to the short term nature of the borrowings (generally one year or less) and the insignificance of the charges to the Group’s results of operations.

Taxation	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Taxation
6.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries incorporated in Hong Kong were subject to a 16.5% tax rate for the years ended December 31, 2010, 2011 and 2012, respectively. No Hong Kong profit tax has been provided as the Group did not have assessable profit that was earned in or derived from Hong Kong subsidiaries during the years presented.

Singapore

Games International is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Singapore income tax legislation. Games International was subject to an income tax rate of 17% for the years ended December 31, 2010, 2011 and 2012.

Germany

eFusion is subject to income tax on taxable income as reported in its statutory financial statements adjusted in accordance with Germany income tax law. eFusion was subject to an income tax rate of 15% for the year ended December 31, 2012.

China

The PRC Corporate Income Tax Law, among other things, impose a unified income tax rate of 25% for both domestic and foreign invested enterprises.

Relevant governmental regulatory authorities have established qualification criteria, application procedures and assessment processes for “high and new technology enterprises”, which will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a “high and new technology enterprise” is re-assessed by the relevant PRC governmental authorities every three years.

Shengqu, Shanghai Shulong and Chengdu Aurora were recognized as “high and new technology enterprises” in 2008 and enjoyed the 15% preferential rate status through the end of 2010. After the qualification expired on December 31, 2010. Shengqu and Chengdu Aurora reapplied for the qualification in 2011 and were approved. These two entities are therefore entitled to a preferential tax rate of 15% for 2011, 2012 and 2013. Shanghai Shulong was subject to 25% income tax rate in 2011 and 2012. In 2010, Lansha also obtained the “high and new technology enterprise” for a three-year period which expired December 31, 2012. In 2012, Shengji obtained approval for “high and new technology enterprise” status which is effective for three years from 2012 to 2014.

In April 2010, Shengji, as “a software development enterprise,” was granted a two-year EIT exemption followed by a three year 50% EIT reduction on its taxable income, which is effective retroactively from January 1, 2009. However in 2012, Shengji was assessed by the relevant tax bureau and asked to pay additional tax charges of RMB21.9 million because Shengji did not qualify to enjoy the preferential tax rate of 12.5% for the year of 2011. The retroactive tax charges were recorded in 2012 as income tax expense. Beyond the immaterial additional tax charge for Shengji in 2012, the Group did not have any other material uncertain tax positions. Accordingly, the applied tax rates for 2010, 2011 and 2012 for Shengji were 0%, 25% and 15%, respectively.

As Chengdu Aurora also qualified as a “software development enterprise,” it was granted a three year 50% EIT”) reduction on its taxable income from 2009 to 2011. The applicable tax rates for 2010, 2011 and 2012 for Chengdu Aurora were 12.5%, 12.5% and 15%, respectively.

The Corporate Income Tax Law also imposes a 10% withholding tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Where an appropriate tax treaty is in place between the PRC and another relevant jurisdiction, rates below 10% may be available. Holding companies in Hong Kong, for example, are subject to a 5% withholding tax rate. The Group accrued no withholding taxes in 2010 as there were no dividend distributions in the year ended December 31, 2010. In 2011 and 2012, in light of the special dividend declared to shareholders described in Note 2(29) and the necessity of distributing a portion of accumulated profits for such dividend, and the possibility of dividends in the future based upon past experience, withholding tax was accrued, and continues to be accrued, based on a 5% tax rate. Amounts accrued and recognized in income tax expense were RMB116.5 million and RMB54.5 million, respectively in 2011 and 2012, for all the undistributed profits in the PRC subsidiaries.

Korea

Actoz and Eyedentity are subject to income tax on taxable income as reported in their statutory financial statements adjusted in accordance with the Corporate Income Tax Law of the Republic of Korea (the “Korea Income Tax Laws”). Under the Korean Income Tax Laws, corporations were subject to a tax rate of 11% for the years ended December 31, 2010, 2011 and 2012(or 24.2% if the corporation’s taxable income was greater than KRW200 million for such year). The foregoing tax rates include resident tax surcharges in accordance with the Korea Income Tax Laws and local tax laws. Actoz and Eyedentity were subject to a tax rate of 24.2% in 2010, 2011 and 2012.

Pursuant to the Korea Income Tax Laws, dividends distributed by a foreign invested enterprise to its immediate holding company outside Korea will be subject to 15% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with Korea that provides for a different withholding arrangement. According to the Korea and Singapore Taxation Arrangement, dividends paid by a foreign invested enterprise in Korea to its direct holding company in Singapore will be subject to withholding tax at a rate of no more than 10% (if the foreign investor owns directly at least 25% of the shares of the foreign invested enterprise, which continues to be true after Games International’s sales of 20.5% of Eyedentity’s equity interests to Actoz) Eyedentity planned to distribute dividends to Games International in 2012, and withholding tax was accrued at 10% in the amounts of RMB17.5 million and RMB5.5 million in 2011 and 2012, respectively. The accrued withholding tax was fully paid in 2012.

Composition of income tax expense

Earnings before income taxes for the years ended December 31, 2010, 2011, and 2012 were taxed within the following jurisdictions (where “mainland” excludes Hong Kong):

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC mainland entities	1,640,669	1,662,221	1,583,250
Non-PRC mainland entities	(30,274)	119,050	(6,912)
Total	1,610,395	1,781,271	1,576,338

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	237,793	302,621	267,397
Non-PRC mainland entities	72,325	98,441	112,833
Total	310,118	401,062	380,230
Deferred income tax expense (benefit)
PRC mainland entities	4,584	(14,962)	12,505
Non-PRC mainland entities	(14,350)	(34,800)	(33,933)
Total	(9,766)	(49,762)	(21,428)
Withholding tax
PRC mainland entities	—	—	—
Non-PRC mainland entities	—	133,978	59,960
Total	—	133,978	59,960
Income tax expense
PRC mainland entities	242,377	287,659	279,902
Non-PRC mainland entities	57,975	197,619	138,860
Total	300,352	485,278	418,762

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliations between the statutory rate and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(12)%	(8)%	(8)%
Tax rate effect related to overseas subsidiaries	—	—	—
Effect of withholding taxes	—	8%	4%
Effect of change in valuation allowance	4%	1%	3%
Non-deductible expenses incurred in PRC	1%	1%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	—	2%
Others	1%	—	1%
Effective income tax rate	19%	27%	27%

The effect of qualified lower tax rates awarded to certain PRC entities, as included in the preceding and following tables, specifically refers to the reduced statutory tax rates awarded by relevant authorities to certain PRC entities for defined periods to “high and new technology enterprises” and “software development enterprises” as described earlier. The aggregate amount and per share effect of the qualified lower tax rates are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	195,935	145,224	131,127
Basic ordinary share effect	0.34	0.26	0.24
Diluted ordinary share effect	0.34	0.26	0.24

Significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	31,317	29,704
Temporary differences related to deductible expenses	42,831	54,903
Other temporary differences	37,803	19,317
Foreign tax credits of Actoz and Eyedentity	174,938	200,264
Development costs	3,433	1,563
Less: Valuation allowance	(189,219)	(215,080)
Total deferred tax assets, net of valuation allowance	101,103	90,671
Deferred tax liabilities
Intangible assets arising from business combinations	260,186	102,420
Withholding taxes	72,910	53,516
Total deferred tax liabilities	333,096	155,936

Movement of valuation allowances

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	123,949	180,169	189,219
Current year additions	56,220	9,050	37,172
Current year disposal due to divestitures	—	—	(11,311)
Balance at end of year	180,169	189,219	215,080

Valuation allowances have been provided on the net deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2010, 2011 and 2012, the majority of valuation allowances were provided because it was more likely than not that the Group would not be able to utilize certain foreign tax credit carry forwards generated by a subsidiary. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase net income when those events occur. In 2012, a portion of the valuation allowance was de-recognized as a result of the divestiture of Mochi.

As of December 31, 2012, total tax credit carry forwards of KRW12,960 million (equivalent to RMB75.8 million), KRW9,539 million (equivalent to RMB55.8 million), KRW11,287 million (equivalent to RMB66.0 million) and KRW555 million (equivalent to RMB3.2 million) will expire in 2015, 2016, 2017 and 2018, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
EARNING PER SHARE [Abstract]
Earnings Per Share
7.	EARNINGS PER SHARE

Basic and diluted earnings per ordinary share attributable to the Company’s shareholders are calculated in accordance with ASC 260, “Earnings Per Share.” Earnings per ordinary share do not differ between Class A and Class B ordinary shares, as there are no differences between the share classes as it relates to distributions of earnings. Reconciliations of the numerator and denominator of the per-share computations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	1,288,821	1,264,316	1,113,430
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	570,645,594	567,138,809	554,813,612
Dilutive effect of share options	149,463	39,884	28,461
Denominator for diluted calculation	570,795,057	567,178,693	554,842,073
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -basic	2.26	2.23	2.01
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -diluted	2.26	2.23	2.01

For 2010, 2011 and 2012, the Group excluded 33,587,516, 30,448,623 and 27,646,400, respectively, outstanding weighted average stock options and restricted shares from the calculation of diluted earnings per common share because their effects were anti-dilutive.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
8.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2012 include cash balances held by the VIEs of approximately RMB536.2 million. These cash balances cannot be transferred to the Company by dividend, loan or advance according to existing PRC laws and regulations (Note 27). However, these cash balances can be utilized by the Group for its normal operations pursuant to various agreements which enable the Group to substantially control the VIEs as described in Note 2(3) for its normal operations.

Included in the cash and cash equivalents are cash balances denominated in U.S. dollars of approximately US$96.1 million and US$56.1 million (approximately RMB605.0 million and RMB352.7 million) as of December 31, 2011 and 2012, respectively, and cash balances denominated in Korean Won of approximately KRW10,568.0 million and KRW14,214.9 million (approximately RMB61.8 million and RMB83.1 million) as of December 31, 2011 and 2012, respectively.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
9.	ACCOUNTS RECEIVABLE

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable	75,866	112,482
Less: Allowance for doubtful accounts	(3,109)	(6,636)
	72,757	105,846

The movements of the allowance for doubtful accounts during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	2,041	3,919	3,109
Add: Current year additions	3,420	1,752	3,696
Less: Current year reversal	(30)	—	—
Current year write-offs	(1,512)	(2,137)	(204)
Foreign currency translation	—	(425)	35
Balance at end of year	3,919	3,109	6,636

Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Investments in Affiliated Companies
10.	INVESTMENTS IN AFFILIATED COMPANIES

The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2012 and the carrying amounts as of December 31, 2011:

	December 31, 2011	December 31, 2012
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	9,820	8,722	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,578	4,237	20%
WIP-KIF MCI Investment Fund("MCI Investment Fund")	4,186	5,912	27%
Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata")	3,989	—	20%
Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia")	3,460	—	40%
Anipark Co., Ltd. (“Anipark”)	3,077	1,550	11%
Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian")	2,690	—	23%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	2,050	1,181	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,941	1,916	20%
Shanghai Qiyu Information Technology Co., Ltd. (“Shanghai Qiyu”)	829	—	20%
Fuzhou Lingyu Computer Technology Co., Ltd. (“Fuzhou Lingyu”)	319	—	30%
Xiamen Lianyu Science and Technology Co., Ltd. (“Xiamen Lianyu”)	297	—	30%
Chongqing Xiaoheiwu Technology Co., Ltd. (“Chongqing Xiaoheiwu”)	38	—	23%
Shanghai Shengduo Network Technology Co.,Ltd ("Shanghai Shengduo")	—	8,842	40%
Shanghai Ningle Technology Co.,Ltd ("Shanghai Ningle")	—	8,759	40%
AKG Investment Co., Ltd ("AKGI Fund")	—	5,783	17%
Fuzhou Shudong Network Technology Co.,Ltd ("Fuzhou Shudong")	—	1,675	30%
Chengdu Yunyou Network Technology Co.,Ltd ("Chengdu Yunyou")	—	1,277	30%
Others	8	312	20%-40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co.,Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	—	127,387	6%
Giant Dream Co., Ltd ("Giant")	—	8,773	8%
Total	37,882	186,926

The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2010	Investments	Share of Profits / (Losses)	Other Equity Movement	Balances at December 31, 2010
	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Anipark	6,751	—	(3,851)	123	3,023
Shanghai Qiyu	829	—	—	—	829
Xiamen Lianyu	505	—	(208)	—	297
Fuzhou Lingyu	319	—	—	—	319
Beijing Yicheng Tianxia	—	8,000	(158)	—	7,842
Shanghai Maishi	—	4,800	429	—	5,229
Chengdu Awata	—	5,000	—	—	5,000
Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan")	—	4,000	(339)	—	3,661
Shanghai Lantian	—	3,000	(134)	—	2,866
Shenzhen Youyou Digital Technology Co., Ltd.(“Shenzhen Youyou”)	123	3,000	(926)	—	2,197
Chongqing Xiaoheiwu	—	—	151	—	151
Others	176	202	(340)	—	38
Total	8,703	28,002	(5,376)	123	31,452

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	127,387	—	—	—	127,387
Giant	—	8,334	—	—	439	8,773
Total	37,882	167,088	(11,679)	(7,455)	1,090	186,926

Property and Equipment	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and Equipment
11.	PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Computer equipment	422,983	378,837
Leasehold improvements	22,757	38,329
Furniture and fixtures	29,493	30,505
Motor vehicles	10,500	5,958
Less: Accumulated depreciation	(255,258)	(264,561)
Net book value	230,475	189,068

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB57,017, RMB74,439 and RMB82,897, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Intangible Assets
12.	INTANGIBLE ASSETS

Intangible assets consist of upfront licensing fees paid to online game licensors, software and copyrights, and intangible assets arising from business combinations. Gross carrying amounts, accumulated amortization and net book value of the Group’s intangible assets as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	473,471	553,580
Software, copyrights and others	145,184	153,946
Intangible assets arising from business combinations
— Software technologies*	833,349	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	308,492	94,181
— Customer databases	14,271	19,308
	1,809,615	1,579,963
Less: accumulated amortization
Upfront licensing fees paid	(397,888)	(441,877)
Software, copyrights and others	(114,183)	(122,936)
Intangible assets arising from business combinations
— Software technologies	(293,206)	(343,422)
— Non-compete arrangements	(16,780)	(21,321)
— Trademarks	(40,984)	(26,144)
— Customer databases	(4,304)	(8,715)
	(867,345)	(964,415)
Add: Gross carrying amount of intangible assets with indefinite life*
— In-progress research and development with indefinite life	95,218	6,000

Less: accumulated impairment	(42,740)	(43,197)
Net book value	994,748	578,351

* Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.

Amortization expense for the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB246,579, RMB278,375 and RMB188,298, respectively.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Amortization
RMB

2013	155,139
2014	134,233
2015	114,835
2016	80,738
2017	33,496
Total	518,441

Goodwill	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Goodwill
13.	GOODWILL

The changes in the carrying amount of goodwill from significant acquisitions are as follows:

	Actoz	Chengdu Aurora	Shanghai Shulong	Chengdu Simo	Goldcool	Mochi	Eyedentity	eFusion	Others	Total
	RMB
Balance as of December 31, 2010	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	4,713	486,907
Acquisitions in 2011	—	—	—	—	—	—	—	—	5,209	5,209
Balance as of December 31, 2011	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	9,922	492,116
Acquisitions in 2012	—	—	—	—	—	—	—	718	—	718
Divestitures in 2012	—	—	—	—	—	(163,617)	—	—	—	(163,617)
Balance as of December 31, 2012	86,479	26,130	3,934	53,532	25,077	—	123,425	718	9,922	329,217

Goodwill arising from business combinations completed in 2011 and 2012 has been allocated to the respective reporting units of the Group. Goodwill is not amortized but is reviewed annually for impairment. The Group performed goodwill impairment tests in October of 2010, 2011 and 2012 using the two-step quantitative approach, and determined that the Group’s goodwill was not impaired for any reporting units.

Short-term Borrowings	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings
14.	SHORT-TERM BORROWINGS

Short-term borrowings as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Borrowing from China Merchant Bank	829,829	—
Borrowing from Shanghai Pudong Development Bank	8,689	—
Borrowing from Pingan Bank	19,000	—
Borrowing from China Minsheng Bank	—	980,538
Borrowing from Industrial and Commercial Bank of China	—	251,420
Borrowing from Citi Bank	—	250,337
Borrowing from others	1,331	92
Total short-term borrowings	858,849	1,482,387

In February 2012, the Group obtained a borrowing of US$156.0 million (equivalent to RMB980.5 million), which is repayable in February 2013, from China Minsheng Bank. The borrowing carried an interest rate of 6.0% per annum and was collateralized by a pledge of short term investments of RMB983.8 million with interest rate ranging from 5.46% to 6.94% per annum. The Group repaid the loan in February 2013.

In June 2012, the Group obtained a borrowing of US$40.0 million (equivalent to RMB251.4 million), which is repayable no later than August 2013, from Industrial and Commercial Bank of China. The borrowing carried an interest rate of 2.90% per annum and was collateralized by a pledge of short term investments of RMB260.0 million with an interest rate of 5% per annum.

In October 2012, the Group obtained a borrowing of KRW42,800.0 million (equivalent to RMB250.3 million), which is repayable in June 2013, from Citi Bank. The borrowing carried an interest rate of 3.7% per annum and was collateralized by a pledge of short term investments of KRW47,500 million (equivalent to RMB277.8 million) with interest rates ranging from 3.37% to 4.33% per annum.

The movement of short-term borrowings during the years ended December 31, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of year	—	858,849
Add: Current year additions	876,850	2,848,106
Current year additions from acquisition	2,421	—
Less: Current year repayment	(1,090)	(2,235,891)
Foreign currency translation	(19,332)	11,323
Balance at end of year	858,849	1,482,387

Weighted average borrowings were RMB424.4 million and RMB2,388.5 million for 2011 and 2012, respectively.

Other Payables and Accruals	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
15.	OTHER PAYABLES AND ACCRUALS

	December 31, 2011	December 31, 2012
	RMB	RMB
Salary and welfare payable	20,377	27,560
Accrued bonus	106,371	70,930
Unpaid rental for server software	5,810	2,938
Accrued professional service fee	12,772	15,162
Acquisition related obligation (Note 4)	58,771	143,374
Unpaid advertisement and promotion fee	142,911	158,667
Unpaid rental fee	153	13,562
Payables to employees relating to exercise of options (Note 2(7))	10,343	3
Interest payable	10,579	16,913
Derivative liability-foreign currency forward contracts(Note 22)	—	9,312
Other payables	47,890	50,112
Total	415,977	508,533

Ordinary Shares	12 Months Ended
Dec. 31, 2012
ORDINARY SHARES [Abstract]
Ordinary Shares
16.	ORDINARY SHARES

Upon incorporation of Shanda Games (HK) in December 2007, Shanda subscribed for 55,000,000 shares at a par value of US$1.00 per ordinary share in Shanda Games (HK). In turn, Shanda paid US$45 million, equivalent to RMB328.9 million out of the total payable of US$55 million to Shanda Games (HK). Following a corporate reorganization on July 1, 2008, Shanda transferred all of its 55,000,000 ordinary shares in Shanda Games (HK) to the Company in exchange for the issuance of 54,999,999 ordinary shares of the Company. Together with the 1 ordinary share owned by Shanda upon the incorporation of the Company, Shanda owned 55,000,000 ordinary shares in the Company immediately after the share swap. Due to the share swap, the Company assumed the payable of US$10 million to Shanda Games (HK), which was settled in cash in 2009. On September 18, 2008, the Company declared a share dividend and distributed 495,000,000 ordinary shares to Shanda. Immediately after the share dividend, Shanda owned 550,000,000 ordinary shares of Shanda Games at a par value of US$0.01 per ordinary share.

The transactions described above were accounted for as a legal reorganization under common control. Therefore the Company is assumed to have been in existence since January 1, 2007, and the impact of the share transactions is accounted for retroactively. In connection with Shanda’s investments that were transferred from Shanda to the Group, such as investments in Actoz and certain affiliated companies, as part of the corporate reorganization, they were recorded as capital contributions from Shanda.

On September 30, 2009, the Company completed an IPO on the NASDAQ Global Select Market. In the offering, 83,500,000 American Depositary Shares (“ADSs”), representing 167,000,000 Class A ordinary shares, were sold to the public at a price of US$12.50 per ADS. Of these, 13,043,500 ADSs, representing 26,087,000 Class A ordinary shares, were sold by the Company; and 70,456,500 ADSs, representing 140,913,000 Class A ordinary shares, were sold by a direct wholly-owned subsidiary of Shanda. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$152.5 million.

As of December 31, 2012, the Company had an aggregate of 540,947,314 ordinary shares issued and outstanding. These outstanding shares consist of (1)131,860,314 Class A ordinary shares held by public shareholders and (2) 409,087,000 Class B ordinary shares indirectly held by Shanda. The terms of the Class A ordinary shares and Class B ordinary shares are similar, except that (i) each Class A ordinary share and Class B ordinary share are entitled to 1 vote and 10 votes respectively on matters subject to shareholders’ vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

Repurchase of Shares	12 Months Ended
Dec. 31, 2012
REPURCHASE OF SHARES [Abstract]
Repurchase of Shares
17.	REPURCHASE OF SHARES

On March 1, 2010, the Company's Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$150 million worth of its outstanding ADSs during the next 24 months depending on market conditions, share price and other factors, subject to the relevant rules under United States securities regulations. In June 2012, the Company's Board of Directors approved a new share repurchase program under which the Company is authorized to repurchase up to $100 million worth of its outstanding ADSs during the next 12 months. The share repurchases may be made on the open market, in block trades or otherwise, and are to be funded by the Company’s available working capital.

In 2010, the Company repurchased a total of 12,123,982 ordinary shares for aggregate consideration of US$37.8 million (approximately RMB255.9 million). After the repurchase, those shares were retired. The excess of US$37.6 million (approximately RMB255.1 million) of purchase price over par value, was allocated between additional paid-in capital and retained earnings of US$3.1 million and US$34.5 million, respectively (approximately RMB21.1 million and RMB234.0 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2011, the Company repurchased a total of 12,221,320 ordinary shares for aggregate consideration of US$29.2 million (approximately RMB186.3 million). After the repurchase, those shares were retired. The excess of US$29.1 million (approximately RMB185.5 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$3.5 million and US$25.6 million, respectively (approximately RMB22.0 million and RMB163.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2012, the Company repurchased a total of 21,946,754 shares for aggregate consideration of US$40.4 million (approximately RMB255.4 million). After the repurchase, those shares were retired. The excess of US$40.1 million (approximately RMB254.0 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$6.2 million and US$33.9 million, respectively (approximately RMB39.5 million and RMB214.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

As of December 31, 2012, the Company had repurchased in the aggregate 46,292,056 shares for aggregate consideration of US$107.4 million (approximately RMB697.6 million). The excess of US$106.8 million (approximately RMB694.6 million) of purchase price over par value, was allocated between additional paid-in capital and retained earnings of US$12.8 million and US$94.0 million, respectively (approximately RMB82.6 million and RMB612.0 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

Non-controlling Interests	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS [Abstract]
Noncontrolling Interest
18.	NON-CONTROLLING INTERESTS

Non controlling interests as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Non-controlling interests in Actoz	247,775	30,720
Non-controlling interests in other subsidiaries	9,383	22,590
	257,158	53,310

The movements of non-controlling interests during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	205,886	238,864	257,158
Add:
Non-controlling interests arising from business combination	6,451	4,062	5,533
Capital contribution to subsidiaries by non-controlling interests*	—	—	7,116
Net income attributable to non-controlling interests	15,846	21,115	23,165
Share-based compensation of subsidiaries	5,020	8,326	8,886
Exercise of share options of a subsidiary	3,848	5,349	4,920
Less:
Currency translation adjustments of subsidiaries	1,813	(19,586)	9,444
Contribution by noncontrolling shareholders related to transfer of a portion of subsidiary Eyedentity’s equity from Shanda Games International to Actoz (see Note 4(3))	—	—	(260,077)
Disposal of a subsidiary	—	—	(2,835)
Change of equity in an affiliated company of a subsidiary	—	(972)	—
Balance at the end of year	238,864	257,158	53,310

*Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.

Share Option Plan	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLAN [Abstract]
Share Option Plan
19.	SHARE OPTION PLAN

Certain of the Group’s employees historically were granted awards under share-based incentive plans established by the Group’s parent, Shanda, which formerly was a publicly traded NASDAQ issuer and delisted, changing its status to a private company in February 2012. All share based payment awards historically issued by Shanda at that time were extinguished. Share-based compensation expenses related to Shanda’s now-defunct incentive plans were recognized in the Group’s consolidated statements of operations and comprehensive income in the amounts of RMB7.8 million, RMB1.2 million and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

For awards granted to the Company’s employees under the share-based incentive plans established by the Company, share-based compensation expenses were recognized in the Company’s consolidated statements of operations and comprehensive income in the amounts of RMB93.1 million, RMB81.4 million and RMB33.6 million for the years ended December31, 2010, 2011 and 2012 respectively.

Share-based compensation of the Company

2008 Equity Compensation Plan

In November 2008, the Company authorized an equity compensation plan (the “2008 Equity Compensation Plan”) that provides for the issuance of options to purchase up to 44,000,000 ordinary shares. Under the Company’s 2008 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultants or advisors (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’s ordinary shares, equal to the excess of the fair market value of the Company’s ordinary shares, or (iii) other types of compensation based on the performance of the Company’s ordinary shares. In November 2010, the Company increased the number of ordinary shares reserved under the 2008 Equity Compensation Plan to 54,750,000 ordinary shares.

From November 14, 2008 through September 7, 2009, the Company granted options to employees to purchase 24,752,500 ordinary shares at an exercise price of US$3.20 per share and 936,000 ordinary shares at an exercise price of US$3.98 per share under the Company’s 2008 Equity Compensation Plan, respectively. After the Company’s IPO, from October 16, 2009 through December 1, 2009, the Company granted options to employees to purchase 38,000 Class A ordinary shares at an exercise price of US$5.38 and 20,000 Class A ordinary shares at an exercise price of US$5.29 under the Company’s 2008 Equity Compensation Plan, respectively, equivalent to the average market value in the previous fifteen trading days of the grant dates. The options can be exercised within 10 years from the respective grant dates. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant’s continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets.

For the options granted prior to the consummation of the Company’s IPO, the vesting conditions are: 1) On each of the first four anniversaries of the Performance Period Start Date, twenty percent (20%) of the earned options during the year preceding such anniversary date shall vest and become exercisable; and 2) on each of the first four anniversaries of the consummation of the IPO, eighty percent (80%) of the earned options during the year preceding the corresponding first four anniversaries of the Performance Period Start Date shall vest and become exercisable provided, in each case, that the employees remain employed by the Company on such vesting date.

The Company did not recognize share-based compensation expenses for the earned options (80%) granted prior to the IPO and which vested upon the consummation of the IPO, as the Company was not able to determine that it was probable that this performance condition would be satisfied until such event occurred As a result of the consummation of the IPO, the share-based compensation expenses for this portion of the earned options were recognized in the Company’s consolidated statements of operations and comprehensive income.

In accordance with ASC 718, after IPO, the Company recognized share-based compensation expenses for the options granted prior to IPO, net of a forfeiture rate, using the straight-line method for the 1/3 of the 20% of the options earned subject to the employees’ continued employment with the Group, and using the graded-vesting method for of the rest of the options earned contingent on the achievement of different performance targets when the Company concluded that it is probable that the performance targets would be achieved (or were achieved).

There was one significant modification in the first quarter of 2010 relating to the previously granted performance-based options. These options were not considered probable to be earned and vested under the original performance target, but were probable under the revised performance target. The compensation costs for the original awards were nil as none of the options were expected to vest. The incremental fair value was equal to the full fair value of the modified award, which represents the total cumulative compensation cost to be recognized for the award. On the modification date, the compensation costs previously recognized for the unvested award were reversed and fair value of the modified award was recognized as compensation cost over the remaining vesting period of the modified award.

In January 2010, the Company replaced the outstanding employee options of a foreign subsidiary with options of the Company. The replacement awards allow employees to purchase 962,963 Class A ordinary shares within 10 years from the original grant date and have the same vesting terms as under the original award. The replacement awards’ share option activities are included in the 2008 Equity Compensation Plan movements. The incremental compensation cost resulting from the replacement was immaterial.

From March 9, 2010 through December 15, 2010, the Company granted options under the 2008 Equity Compensation Plan to purchase 6,805,200 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. From January 1, 2011 through December 1, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 5,380,300 Class A ordinary shares of the Company at an exercise price equivalentto the average market value in the previous fifteen days. From January 1, 2012 through December 1, 2012, the Company granted options under the 2008 Equity Compensation Plan to purchase 7,732,000 Class A ordinary shares of the Company at an exercise price equivalentto the average market value in the previous fifteen days. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the Performance Period Start Date through the four-year Performance Period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. The options have 10 year contractual terms from the grant dates and vest over four year periods. On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed by the Group on such vesting date.

From January 1, 2011 through April 15, 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 216,400 Class A ordinary shares of the Company with no performance conditions at an exercise price equivalent to the average market value in the previous fifteen days. The options have 10 year contractual terms from the grant dates and vest over four year periods. On the first anniversary of the grant date, 25% of the options vest, and over the three-year remaining vesting period, 1/36th of the options vest monthly provided that the employees remain employed by the Group on such vesting dates.

In 2011, the Company granted options under the 2008 Equity Compensation Plan to purchase 1,916,739 Class A ordinary shares of the Company at an exercise price equivalent to the average market value in the previous fifteen days. The options have a 10 year contractual term from the grant date and vested immediately.

On September 14, 2012, the board of directors approved an option modification to reduce the exercise price of certain outstanding options (mainly granted to key members of management and certain staff) that were granted by the Company under the 2008 Equity Compensation Plan to a calculated market value of US$1.835 per ordinary share. The calculated value was based on the average closing price of the Company's ADSs during the 15 consecutive trading days prior to September 14, 2012 divided by two. Other terms of the option grants remain unchanged. Total modified options amount to 12.8 million, or 9.9 million unvested options and 2.9 million vested options. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. A modification charge for the incremental compensation cost of RMB5.7 million was recorded in the third quarter of 2012 for fully vested options. The Company expects to record approximately RMB11.9 million of incremental cost for unvested options over their respective remaining vesting periods of one year to four years. Overall, this modification was undertaken in light of the decrease in the Company’s share price after the large 2011 special dividend.

Share-based compensation expenses related to the option awards granted by the Company under the 2008 Equity Compensation Plan amounted to approximately RMB44.6 million, RMB35.2 million and RMB16.9 million for the years ended December 31, 2010, 2011 and 2012.

The Company’s share option activities as of December 31, 2010, 2011 and 2012 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2009	25,555,200	3.2		8.94	47,589
Granted	7,768,163	3.0
Exercised	(1,403,548)	2.6
Forfeited	(8,708,587)	3.3
Expired	—	—
Outstanding at December 31, 2010	23,211,228	3.2		8.34	2,225
Vested and expected to vest at December 31, 2010	21,863,951	3.2		8.33	2,199
Vested and exercisable at December 31, 2010	5,182,199	3.2		7.96	176
Granted	7,513,439	3.0
Exercised	(650,100)	2.3
Forfeited	(7,714,478)	3.1
Expired	—	—
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Vested and expected to vest at December 31, 2011	21,891,028	3.2		7.88	273
Vested and exercisable at December 31, 2011	7,568,229	3.1		7.13	31
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Expired	—	—
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Vested and expected to vest at December 31, 2012	18,678,050	2.3	*	7.24	46
Vested and exercisable at December 31, 2012	8,989,861	2.8	*	6.46	8

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

The aggregate intrinsic values are calculated as the differences between the market values of US$3.22, US$1.96 and US$1.52 as of December 31, 2010, 2011 and 2012 and the exercise prices of the shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was US$0.1 million.

The weighted average grant-date fair values of options granted during the years ended December 31, 2010, 2011 and 2012 were US$1.92, US$1.15 and US$1.01, respectively. The weighted average grant-date fair values of options vested during 2010, 2011 and 2012 were RMB81.3 million, RMB27.8 million and RMB46.2 million, respectively.

As of December 31, 2012, there was RMB37.9 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to unvested options granted to the Group’s employees. This cost is expected to be recognized over a weighted average period of 2.6 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. In 2012, total cash received from the exercise of stock options amounted to RMB0.7 million.

The fair value of each option granted under the Company’s 2008 Equity Compensation Plan after the IPO was estimated on the date of grant using the Black-Scholes model with the assumptions in the following table:

	For the year ended December 31
	2010	2011	2012
Exercise Price	US$0.23~US$3.40	US$2.47~US$3.62	US$1.84~US$2.05
Fair value of ordinary shares	US$2.50~US$5.21	US$1.99~US$3.75	US$1.92~US$2.23
Risk-free interest rate(1)	1.00%~2.50%	0.88%~2.0%	0.63%~1.0%
Expected life (in years)(2)	5	2.25~5	5
Expected dividend yield(3)	0%	0%	0%
Expected volatility(4)	50%	50%	50~60%
Fair value per option at grant date (in RMB)	7.31~33.52	2.22~11.88	6.3~6.52

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3)	The Company has no expectation of paying regular dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

On December 22, 2008, the Company also granted 407,770 restricted shares under the Company’s 2008 Equity Compensation Plan. The restricted shares vest in equal installments over four calendar years on December 31 of each such calendar year, commencing on December 31, 2009, subject to the employee’s continued employment with the Group.

From July 14, 2009 through December 1, 2009, the Company granted 251,920 restricted shares and 6,068,500 restricted shares to the Group’s and Shanda’s employees, respectively, under the Company’s 2008 Equity Compensation Plan. From January 1, 2010 through December 1, 2010, the Company granted 4,488,279 and 925,000 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2011 through December 1, 2011, the Company granted 1,661,989 and 1,788,624 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan. From January 1, 2012 through December 1, 2012, the Company granted 337,462 and 1,142,500 restricted shares to the Group's and Shanda's employees, respectively, under the Company's 2008 Equity Compensation Plan.These awards will vest in equal installments over two to four years, commencing on the grant date, subject to the employee’s continued employment with the Group or Shanda, as the case may be.

Share-based compensation expense related to the restricted share awards granted by the Company under the 2008 Equity Compensation Plan amounted to RMB48,518, RMB46,161 and RMB16,675 for the years ended December 31, 2010, 2011 and 2012. The restricted shares granted to Shanda’s employees were measured at fair value at the grant dates and amounts of RMB62,453, RMB65,044 and RMB43,129 were recognized as dividends distributed to Shanda in 2010, 2011 and 2012, respectively.

A summary of unvested restricted share activity as of December 31, 2010, 2011 and 2012 is presented below:

Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2009	6,725,190	6.0
Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5
Unvested at December 31, 2010	9,626,232	5.2
Expected to vest at December 31, 2010	8,473,034	5.1
Granted	3,450,613	3.0
Vested	(4,492,918)	5.2
Forfeited	(1,082,538)	5.6
Unvested at December 31, 2011	7,501,389	4.5
Expected to vest at December 31, 2011	7,120,357	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Expected to vest at December 31, 2012	4,498,720	3.3

The total intrinsic value of restricted shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB42.9 million, RMB55.3 million and RMB23.1 million, respectively.

As of December 31, 2012, there was RMB74.3 million of unrecognized compensation cost (including the unrecognized compensation cost of the restricted shares granted to the employees of Shanda amounting to RMB52.1 million), adjusted for estimated forfeitures, related to unvested restricted shares granted to the Group’s employees and Shanda employees. This cost is expected to be recognized over a weighted average period of 2.02 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

Share-based compensation of Actoz

Since 2005, Actoz has granted stock options to its employees as an incentive program.

A total of 127,420 shares were granted to Actoz’s employees in July 2006; 140,000 shares were granted in March 2007; 470,730 shares were granted in September 2007; 94,040 shares were granted in March 2008; 10,000 shares were granted in October 2008; 102,666 shares were granted in March 2010, and 40,000 shares were granted in March, 2012.

The stock options may be exercised from the date that is two years from the grant date for a period of five years under relevant law. The grantees who were granted options before March 2007 may exercise 2/3 of granted stock options two years after the grant date and 1/3 of granted stock options may be exercised three years after the grant date. Grantees who were granted options in September 2007 and in 2008, 2010 and 2012 may exercise 1/2 of granted stock options two years after grant date, 1/4 of granted stock options may be exercised three years after grant date, and 1/4 of granted stock options may be exercised four years after grant date.

Under the relevant law, the option exercise price is decided based on the price calculated by taking the arithmetic average of the weighted average of the periods of past two months, one month and one week each prior to the day immediately preceding the date of the shareholders meeting.

Actoz may decide upon one or more methods for exercise of the options pursuant to the resolution of the board of directors: 1) delivery of new shares of Actoz; 2) delivery of Actoz’s treasury stock; or 3) payment by Actoz to the grantee of the difference between the market price at the time of exercise and the exercise price, in cash or treasury stock.

The assumptions used to value stock-based compensation awards for the years ended December 31, 2010 and 2012 are presented as follows. Further information regarding the assumptions has not been included as the grant-date fair value of the options issued was not material.

	For the years ended December 31
	2010	2012
Risk-free interest rate	4.56%	3.71%
Expected life (in years)	4.5-4.9 years	4.9 years
Expected dividend yield	0%	0%
Expected volatility	65%-67%	61%
Fair value per option at grant date ( in KRW)	7,504~7,668	10,379

Activities of share options

Actoz’s share option activities as of December 31, 2010, 2011 and 2012 and changes during the years then ended are presented below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
December 31, 2009	412,490	9,398	4.66	3,156,394
Granted	102,666	14,250	—	—
Exercised	(75,551)	9,378	—	—
Forfeited	(56,443)	9,532	—	—
December 31, 2010	383,162	10,682	4.38	301,206
Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094
Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267
Granted	—	—	—	—
Exercised	(121,517)	9,416	—	—
Forfeited	(51,685)	13,468	—	—
December 31, 2011	209,960	10,729	3.52	551,208
Vested and expected to vest as of December 31, 2011	209,960	10,729	3.52	551,208
Vested and exercisable as of December 31, 2011	148,222	9,347	2.83	541,498
Granted	40,000	18,040	—	—
Exercised	(168,089)	10,372	—	3,896,501
Forfeited	(3,500)	14,250	—	—
December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and expected to vest as of December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and exercisable as of December 31, 2012	26,496	15,070	2.55	695,407

The aggregate intrinsic values were calculated as the differences between the market values of KRW10,450, KRW13,000 and KRW37,200 as of December 31, 2010, 2011 and 2012, respectively, and the exercise prices of the shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was KRW3,896.5 million.

The weighted average fair value of options granted during fiscal year 2010 was KRW7,593. During 2011, Actoz did not grant any options. The weighted average estimated fair value of options granted during fiscal year 2012 was KRW10,379. The total fair value of options vested during the years ended December 31, 2011 and 2012 was KRW324.5 million and KRW174.2 million, respectively.

Share-based compensation expenses of approximately RMB5.0 million, RMB3.4 million and RMB1.9 million were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012.

As of December 31, 2012 there was KRW447.0 million(RMB2.6 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested options granted to Actoz’s employees. This cost is expected to be recognized over a weighted average period of 5.79 years. Total compensation cost may be adjusted for future changes in estimated forfeitures. For the year ended December 31, 2012, total cash received by Actoz from the exercise of stock options amounted to KRW1,743.4 million (equivalent to approximately RMB9.8 million).

Share-based compensation of Eyedentity

In February 2012, pursuant to a resolution of the board of directors, the Group’s Korean subsidiary Eyedentity authorized an equity compensation plan to grant stock options to its employees as an incentive program. A total of 95,000 shares were granted to Eyedentity’s employees in February 2012. The options can be exercised within 5 years from the award date. These awards vest over a three year period, with 1/3 of the options to vest on each of the first, second, and third anniversaries of the award date under relevant Korean law.

The fair value of each option granted under Eyedentity’s equity compensation plan was estimated on the date of grant using the Black-Scholes model with the assumptions noted in the following table. Further information regarding the assumptions has not been included as the grant-date fair value of the options issued in 2012 was not material.

Year ended December 31
2012
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0%
Expected volatility	55.95%
Fair value per option at grant date ( in KRW)	55,403

Activities of share options

Eyedentity’s share option activities as of December 31, 2012 and changes during the year follow:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
Granted	95,000	100,000	—	—
Exercised	—	—	—	—
Forfeited	(13,500)	100,000	—	—
December 31, 2012	81,500	100,000	4.09	—
Vested and expected to vest as of December 31, 2012	81,500	100,000	4.09	—
Vested and exercisable as of December 31, 2012	—	—	—	—

There is no intrinsic value as of December 31, 2012. The weighted average grant date estimated fair value of options granted during 2012 was KRW55,403. Share-based compensation expense of approximately RMB7.0 million was recognized in the consolidated statements of operations and comprehensive income for 2012.

As of December 31, 2012 there was KRW2,832 million (RMB16.6 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock-based awards granted to Eyedentity’s employees. This cost is expected to be recognized over a weighted average period of 2.1 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

Employee Benefits	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
Employee Benefits
20.	EMPLOYEE BENEFITS

The full-time employees of the PRC subsidiaries and the VIEs that are incorporated in the PRC are entitled to staff welfare benefits, including medical care, welfare subsidies, unemployment insurance and pension benefits. The PRC subsidiaries and the VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and to make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The total amounts charged to the statements of operations and comprehensive income for such employee benefits amounted to approximately RMB42,533, RMB76,275 and RMB91,271 for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

Transactions pertaining to online gaming business and interest on lendings and borrowings

During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Activity related to online gaming business:
Platform service fees and sales agent fees paid to companies under common control by Shanda	(1,020,534)	(1,250,914)	(1,118,293)
Promotion service fee paid to companies under common control by Shanda	(10,551)	(7,260)	(3,914)
Online game licensing fees received from companies under common control by Shanda	6,672	3,199	1,814
Corporate general administrative expenses (2012: reversal) allocated from Shanda	(8,183)	(7,008)	3,467
Rental fee paid to companies under common control by Shanda	(13,796)	(17,647)	(17,624)
Consulting service fee paid to companies under common control by Shanda	(2,260)	—	(9,434)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from Shanda and companies under common control by Shanda	(11,059)	(12,150)	(26,787)
Interest income from loans to Shanda and companies under common control by Shanda	1,997	32,490	83,711

Amounts due from and due to related parties

As of December 31, 2011 and 2012, outstanding balances due from and due to related parties were as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	405,953	325,773
Other receivables from Shanda	1,667	1,035,432
Other receivables from companies under common control by Shanda	929,728	1,044,971

Amounts due to related parties:
Accounts payable to companies under common control by Shanda	77,349	71,737
Other payables to companies under common control by Shanda	125,910	983,913

Except for loan transactions (included in “other receivables” and “other payables” above), the accounts receivable from and accounts payable to companies under common control by Shanda, mainly arising from the related party activity pertaining to the online gaming business described in the foregoing section of this note, are interest free, unsecured and can be settled on demand.

The Group from time to time extends interest-bearing loans to, or borrows interest-bearing funds from Shanda or companies under its common control. Such transactions have in part been motivated by the Group’s, Shanda’s, or Shanda’s affiliates’ needs to borrow or lend U.S. dollar denominated or RMB denominated funds under various circumstances. Before entering into these transactions, these arrangements were reviewed and assessed to ensure their fairness and that they would not pose incremental credit or interest risk to us.

Loans to related parties. The Group has extended various RMB-denominated loans to companies under the common control of Shanda as part of the efforts to manage the Group’s surplus cash resources.

·	In October and November 2010, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB503.0 million (US$80.7 million) to a company under common control of Shanda. These loans were originally due in September 2011 and their terms have been extended successively to June 2013. The interest rates on these loans for both the initial and the renewed terms were 5.68% per year, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

·	In February 2011, the Group originated an unsecured RMB-denominated entrusted loan of RMB20.0 (US$3.2 million) million to a company under common control of Shanda. This loan was originally due in August 2011 and its term has been extended successively to February 2013. The interest rate on this loan for both the initial and the renewed terms was 6.71% per year, which was higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

·	In August 2011, the Group originated unsecured RMB-denominated entrusted loans with an aggregate principal amount of RMB300.0 million (US$48.2 million) to a company under common control of Shanda. These loans were originally due in August 2012 and their terms have been extended to August 2013. The interest rates on these loans for the initial and the renewed terms were 5.93% and 5.40% per year, respectively, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

·	In February 2012, the Group originated an unsecured RMB-denominated entrusted loan of RMB115.0 million (US$18.5 million) to a company under common control of Shanda. This loan was originally due in February 2013 and its term has been extended to February 2014. The interest rates on this loan for the initial and the renewed terms were 5.93% and 5.43% per year, respectively, which were higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

Borrowing and lendings related to Shanda’s privatization. In connection with Shanda’s privatization in February 2012, the Group engaged in a series of closely linked third-party and related-party borrowing and lending transactions. These transactions were motivated primarily by Shanda’s needs for funds in U.S. dollars, its excess RMB-denominated cash resources, and the Group’s access to both RMB-denominated and U.S. dollar-denominated cash resources and funding sources. The key actions taken were as follows:

·	In February 2012, the Group borrowed, in the form of unsecured entrusted RMB-denominated loans, an aggregate principal amount of RMB926.0 million (US$148.6 million) from a company under the common control of Shanda. These RMB-denominated loans carry an interest rate of 3% per year. Concurrently, the Group provided U.S. dollar-denominated loans to Shanda with an aggregate amount of US$160.0 million (RMB1,005.7 million). The interest rate on these U.S. dollar-denominated loans is 3% per year. All of these borrowings were originally due in February 2013 and the terms were later extended to February 2014.

·	In order to bridge the loans described above and obtain the U.S. dollars necessary to lend to Shanda, the Group borrowed US$156.0 million (equivalent to RMB980.5 million) from China Minsheng Bank at an interest rate of 6% per year, by pledging certain RMB-denominated short term investments with China Minsheng Bank in an aggregate amount of RMB983.8 million, which earned interest at rates ranging from 5.46% to 6.94% per year, as collateral. Such short term investments were financed primarily with the proceeds from the RMB926.0 million entrusted loans described above. The interest rates on the China Minsheng Bank loan and the collateral were structured with an aim to cancel out the related interest income and expenses. This borrowing was repaid in February 2013 via conversion of RMB funds for U.S. dollars and the pledge was released.

With respect to the above transactions relating to Shanda’s privatization, the interest income was RMB79.9 million (US$12.8 million) and interest expense was RMB78.7 million (US$12.6 million), resulting in net interest income of RMB1.2 million (US$0.2 million) for the year ended December 31, 2012.

The Group generated net income for loans to and from Shanda and companies under its common control, reflecting both the loans to related parties and the borrowings and lendings related to Shanda’s privatization described above. With respect to these loans and transactions, the interest income was RMB83.7 million (US$13.4 million) and the interest expense was RMB26.8 million (US$4.3 million), resulting in net interest income of RMB56.9 million (US$9.1 million), for the year ended December 31, 2012.

Derivative	12 Months Ended
Dec. 31, 2012
DERIVATIVE [Abstract]
Derivative
22.	DERIVATIVE

In June 2009, Shengqu entered into an arrangement with a bank in China whereby Shengqu obtained a loan of US$102.5 million which was repaid in June 2010. The loan bore interest at 1.35% per annum and was collateralized with a cash deposit of RMB702 million from Shengqu. The interest earned from the RMB cash deposit is 2.25% per annum. In connection with the loan, Shengqu also entered into a foreign currency forward contract with the same bank by fixing the exchange rate of USD to RMB at 6.8445 at the time when it repays the U.S. dollar loan. The Group recorded the foreign currency forward contract as a derivative and marked-to-market at each balance sheet date. The loan is remeasured at each period end to Shengqu’s functional currency and is netted off against its RMB cash deposit due to the existence of the legal set off right. On June 30, 2010, the forward contract was executed by releasing of RMB cash deposit to settle the principal and interest on the loan.

In the second quarter of 2012, the Group entered into several foreign currency forward contracts with certain domestic banks to manage foreign exchange rate exposure by fixing the exchange rates of USD to RMB at the contract maturity dates. None of the forward contracts were designated in hedging relationships; therefore, the foreign currency forward contracts were remeasured at fair value at the end of each reporting period with changes in fair value recognized in the consolidated statement of operations and comprehensive income. As of December 31, 2012, the total notional value amounted to US$196 million with a weighted average forward exchange rate of US$1.00 to RMB6.31. The Group recorded a derivative liability of RMB9.3 million in “other payables and accruals” for the current liability and a corresponding unrealized loss of RMB9.3 million and realized loss of RMB13.2 million as other expense in 2012.

Certain Risks and Concentrations	12 Months Ended
Dec. 31, 2012
RISKS AND UNCERTAINTIES [Abstract]
Certain Risks and Concentrations
23.	CERTAIN RISKS AND CONCENTRATIONS

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, accounts receivable due from related parties and prepayments and other current assets. As of December 31, 2011 and 2012, substantially all of the Group’s cash and cash equivalents and short-term investments were held by major financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in China. The risk with respect to accounts receivables is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

No individual customer accounted for more than 10% of net revenues during the years ended December 31, 2010, 2011 and 2012.

The Group derived the majority of its net revenues from two MMORPGs, Mir II and Woool, including their sequels, which accounted for approximately 45.7% and 21.1% of the net revenues, respectively, for 2010, 39.7% and 16.8% of the net revenues, respectively, for 2011, and 33.0% and 15.7% of the net revenues, respectively, for 2012.

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in the U.S. dollar, as well as borrowings with related parties denominated in the U.S. dollar and certain limited activity in foreign currency forward contracts entered into in relation to the rate of USD/RMB exchange as hedges. On July 21, 2005, the People’s Bank of China, or PBOC, announced an adjustment of the exchange rate of the U.S. dollar to RMB from 1:8.27 to 1:8.11 and modified the system by which the exchange rates are determined. This adjustment has resulted in an appreciation of the RMB against the U.S. dollar. While the international reaction to the RMB revaluation has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further revaluation and a significant fluctuation of the exchange rate of RMB against the U.S. dollar.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB1,172 million and RMB1,640 million as of December 31, 2011 and 2012, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into leasing arrangements relating to office premises and computer equipment that are classified as operating leases, which expire at various dates through December 2014. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2013	28,328	76,373	104,701
2014	26,164	2,832	28,996
2015	24,172	—	24,172
2016	10,531	—	10,531
2017	562	—	562
Total	89,757	79,205	168,962

As of December 31, 2012, the Group had leased servers under operating lease arrangements where the lease payments are calculated based on certain formulas, as specified in the agreements, with reference to the actual usage of the servers. The server leasing rental expenses under these operating leases amounted to approximately RMB20,344, RMB10,787 and RMB3,748 during the years ended December 31, 2010, 2011 and 2012, respectively. As the future lease payments for these arrangements are based on the actual number of users and thus cannot be reasonably estimated, they are not included in the minimum lease payments as disclosed above.

Total rental expenses including server leasing rental, office rental and server maintenance were approximately RMB134,792, RMB157,969 and RMB168,360 during the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to the statements of operations and comprehensive income when incurred.

As of December 31, 2012, the Group also has commitments in respect of the maintenance contracts in relation to the servers owned by the Group and server leasing contracts amounting to RMB79,205.

As of December 31, 2012, there are no material capital lease obligations.

Capital commitments

As of December 31, 2012, capital commitments for purchase of equipment and game licenses were approximately RMB299,715.

Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies” and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Current PRC laws and regulations include limitations on foreign ownership in PRC companies that conduct online gaming business. Specifically, foreign investors are not allowed to own any equity interests in any entity conducting online gaming business. Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiaries are eligible to hold licenses to conduct online gaming business in China. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries and its VIEs.

The Company’s VIEs hold the licenses that are essential to the operation of the Company’s business. In the opinion of management, (i) the ownership structure of the Company, its PRC subsidiaries, and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their shareholders were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with its VIEs and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management. If the MOFCOM or another PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with its VIEs and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the PRC subsidiaries have entered into with the VIEs and their shareholders.

In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the VIEs. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).

If the VIEs and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs and their shareholders is remote.

Litigation	12 Months Ended
Dec. 31, 2012
LITIGATION [Abstract]
Litigation
25.	LITIGATION

On November 8, 2010, a former shareholder of Chengdu Simo filed a claim with the Sichuan Superior People’s Court, or the Sichuan Court, against Shanghai Shulong, alleging that Shanghai Shulong had failed to pay RMB48.8 million of non-contingent consideration (see Note 15) in connection with the purchase of all of the outstanding shares of Chengdu Simo Technology Co., Ltd., or Chengdu Simo by Shanghai Shulong. This amount represents the final payment amount to be paid by Shanghai Shulong to the shareholder upon the achievement of certain milestones by Chengdu Simo relating to its game “Qi Xia Tian Xia.” The shareholder has requested the court to require Shanghai Shulong to pay RMB48.8 million plus accrued interest. Shanghai Shulong does not believe that the milestone has been achieved yet.. Management has concluded that payment of additional amounts beyond the existing non-contingent consideration already recorded is remote. On September 13, 2011, Shanghai Shulong filed a claim with Shanghai No.1 Intermediate People’s Court against the former shareholder of Chengdu Simo, alleging that the former shareholder had failed to perform the obligations in Share Purchase Agreement. There still are no verdicts on the foregoing cases.

Subsequent Events	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
26.	SUBSEQUENT EVENTS

In February 2013, the Group extended the payment terms of certain unsecured loans provided to Shanda and companies under common control of Shanda.

The unsecured loan receivable from a company under the common control of Shanda denominated in RMB in the amount of RMB115.0 million (Note 21) was extended. This loan carried an interest rate of 5.93% and was originally due in February 2013. The term of this loan was extended to February 2014 and the interest rate was revised to 5.43%.

Certain other loans receivable from Shanda denominated in USD in the aggregate amount of US$160.0 million (RMB1,005.7 million) (Note 21) were extended in February 2013. These loans carried an interest rate of 3% and were originally due in February 2013. The terms of these loans were subsequently extended to February 2014 and the interest rate remained at 3%.

In February 2013, the Group extended the terms of unsecured borrowings by the Group from companies under common control of Shanda. These loans were denominated in RMB with aggregate amount of RMB926.0 million (US$148.6 million) (Note 21) and were originally due in February 2013. The terms of these loans were subsequently extended to February 2014 and the interest rate remained unchanged at 3%.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Restricted Net Assets
27.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC companies can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and the VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB1,279.1 million, or 30.1% of the Group’s total consolidated net assets as of December 31, 2012. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries or the VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries or the VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Additional Information - Condensed Financial Statements
28.	ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Interests in subsidiaries” and the profit of the subsidiaries is presented as “Equity in profit of subsidiaries” on the statement of operations.

These statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011 and 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements of the Group, if any.

Financial Information of Shanda Games Limited

Condensed Statements of Operations

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(105,185)	(88,940)	(31,379)	(5,037)
Total operating expenses	(105,185)	(88,940)	(31,379)	(5,037)
Loss from operations	(105,185)	(88,940)	(31,379)	(5,037)
Interest income	1,540	5,103	28,128	4,515
Interest expenses	(10,915)	(13,610)	(134,253)	(21,549)
Other income(expenses)	294	(405)	(45)	(8)
Income tax expenses	—	—	—	—
Equity in profit of subsidiaries	1,403,087	1,362,726	1,250,979	200,796
Net income	1,288,821	1,264,874	1,113,430	178,717

Financial Information of Shanda Games Limited

Condensed Balance Sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	29,127	130,506	20,948
Prepayment and other current assets	8,163	3,348	537
Other receivables due from related parties	484,687	1,036,060	166,299
Investment in subsidiaries	5,446,987	6,715,099	1,077,848
Total assets	5,968,964	7,885,013	1,265,632

LIABILITIES
Current liabilities:
Other payables and accruals	2,726	1,162	187
Other payables due to related parties	797,054	3,620,316	581,101
Dividend payable	1,823,314	11,489	1,844
Current liabilities	2,623,094	3,632,967	583,132
Total liabilities	2,623,094	3,632,967	583,132

Shareholders’ Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	11,022	9,796	1,572
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	29,896	29,896	4,799
Additional paid-in capital	1,561,343	1,577,978	253,283
Accumulated other comprehensive loss	(68,480)	(38,322)	(6,152)
Retained earnings	1,812,089	2,672,698	428,998
Total Shanda Games Limited shareholders’ equity	3,345,870	4,252,046	682,500
Total liabilities and shareholders’ equity	5,968,964	7,885,013	1,265,632

Financial Information of Shanda Games Limited

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 2(5))
Net cash generated / (used) in operating activities	1,090	(7,603)	4,796	770
Net cash generated / (used) in investing activities	(609,701)	530,776	(533,097)	(85,568)
Net cash generated / (used) in financing activities	679,627	(769,060)	629,821	101,093
Effect of foreign exchange rate changes on cash and cash equivalents	(7,562)	(8,191)	(141)	(22)
Net increase / (decrease) in cash and cash equivalents	63,454	(254,078)	101,379	16,273
Cash and cash equivalents, beginning of year	219,751	283,205	29,127	4,675
Cash and cash equivalents, end of year	283,205	29,127	130,506	20,948

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of preparation
(1)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group’s statement of operations include allocations of certain general corporate expenses of Shanda Interactive Entertainment Limited (“Shanda”), its parent, a Cayman Islands company engaged in the business of online and offline entertainment in the PRC, which formerly was listed on the NASDAQ Global Select Market prior to its de-listing and privatization in February 2012. These general corporate expenses primarily relate to corporate employee compensation costs, professional service fees, and other expenses arising from the provisions of corporate functions, including finance, legal, technology, investment, and executive management. These expenses are allocated based on estimates that management considers to be reasonable reflections of the utilization of services provided to, or benefits received by the Group, as specific identification is not practical. These expenses are as follows:

a) Employee compensation costs related to salaries, bonuses, social security costs, and share-based compensation are allocated to the Group based on the percentage of the respective department employee numbers of the Group to the total historical number of employees of corresponding department of Shanda, except for costs related to Shanda’s executives, which are allocated based on percentage of estimated time incurred for online game business to total time incurred for Shanda.

b) Professional service fees related to legal and public accounting services are allocated to the Group based on percentage of revenues of the Group to total historical revenues of Shanda.

c) Other expenses incurred by the corporate functions are allocated to the Group based on percentage of number of employees of the Group to the total historical number of employees of Shanda.

From the second half year of 2009, since the Group has established its own finance, legal, investment and certain executive management functions and begun to promote its own brands, no such general corporate expenses were allocated to the Group, except for certain employee compensation costs from corporate functions such as technology, human resources and executive management that the Group does not have. While the expenses allocated to the Group for these items are not necessarily indicative of the expenses that the Group would have incurred if the Group had been a separate, independent entity during the years presented, management believes that the foregoing presents a reasonable basis of estimating what the Group’s expenses would have been on a historical basis. General corporate expenses allocated from Shanda are recorded as capital contributions by Shanda. Total general corporate expenses allocated from Shanda to the Group were RMB8.2 million and RMB7.0 million for the years ended December 31, 2010 and 2011, respectively. Total general corporate expenses reflect an adjustment (reversal) of RMB3.5 million in 2012.

In addition, there are certain technical service arrangements between the Group and the other subsidiaries of Shanda as disclosed in Note 21.

Use of estimates
(2)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Significant accounting estimates reflected in the Group's consolidated financial statements include the allowance for doubtful accounts, revenue recognition, determination of the life of virtual items, assessment of recoverability of long-lived assets and goodwill, estimated useful lives of property and equipment as well as intangible assets, share-based compensation expense, consolidation of variable interest entities, valuation allowances for deferred tax assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, accounting for equity investments and other-than temporary impairments, and determination of functional currencies. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

Consolidation
(3)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. Investments in equity securities for which the Company can exercise significant influence are accounted for by the equity method of accounting.

The Company follows guidance relating to the consolidation of Variable Interest Entities in Accounting Standards Codification (“ASC”) 810-10, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

To comply with PRC laws and regulations that restrict foreign ownership of companies that operate online games, the Group conducts all its online game business through the VIEs. These companies hold the licenses and approvals to operate online games in the PRC. The capital of the VIEs is funded by the PRC subsidiaries and recorded as interest-free loans to individuals who are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries. The portion of the loans for capital injection is eliminated with the capital of the VIEs during consolidation. The interest-free loans to the shareholders of the VIEs were RMB30.1 million, RMB30.1 million and RMB59.9 million as of December 31, 2010, 2011 and 2012.

Pursuant to the contractual arrangements between the PRC subsidiaries and the VIEs, the PRC subsidiaries provide services, software and technology licenses and equipment to the VIEs in exchange for fees, determined according to certain agreed formulas. During the years ended December 31, 2010, 2011 and 2012, the total amount of such fees was approximately RMB2,313.8 million, RMB2,363.2 million and RMB2,462.5 million, respectively, which represented the substantial majority of the operating profits of the VIEs. The PRC subsidiaries have also undertaken to provide financial support to the VIEs to the extent necessary for their operations. The following is a summary of the key agreements in effect:

Loan Agreements. The PRC subsidiaries entered into loan agreements with each shareholder of the relevant VIEs. Under these loan agreements, the PRC subsidiaries granted an interest-free loan to each shareholder of the VIEs solely for their capital contributions to the VIEs. The loans have an unspecified term and shall become payable when the PRC subsidiaries request repayment at any time. The shareholders of the VIEs may not prepay all or any part of the loans without the relevant PRC subsidiaries’ prior written request.

Equity Disposition Agreements. The Group’s VIEs and their shareholders entered into equity disposition agreements with the relevant PRC subsidiaries. Pursuant to such agreements, the PRC subsidiaries and any third party designated by them have the exclusive right to purchase from the shareholders of the Group’s VIEs all or any part of their equity interests in the relevant VIE at a purchase price equal to the amount of the registered capital of the VIE or the lowest price permissible by the then-applicable PRC laws and regulations. The PRC subsidiaries may exercise such right at any time during the term of the agreement until it has acquired all equity interests of the relevant VIE, subject to applicable PRC laws. Moreover, under the equity disposition agreements, neither the Group’s VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity and other legal rights without the prior written approval of the relevant PRC subsidiary, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; or entry into other material contracts. All these agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests.

Business Operation Agreements. The PRC subsidiaries entered into business operation agreements with the relevant VIEs and their shareholders. Under such agreements, the PRC subsidiaries have the right to nominate the directors of the relevant VIEs’ boards and designate general managers, financial controllers and other senior management of the relevant VIE. In addition, the VIEs may not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of the relevant PRC subsidiary. Such transactions include incurrence or assumption of any indebtedness that are not in the ordinary course of business; sale or purchase of any assets or rights with values of more than agreed amount; declaration of dividends or profit distribution; encumbrance on any of their assets or intellectual property rights in favor of a third party; or transfer of any rights or obligations under the agreement to a third party. These agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIE and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to their expiration dates.

Exclusive Consulting and Service Agreements. The PRC subsidiaries and VIEs entered into exclusive consulting and service agreements. Under these agreements, the VIEs and their subsidiaries agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and services. Unless otherwise agreed among the parties, the VIEs will pay to the relevant PRC subsidiaries service and consulting fees taking in account the scope and complexity of the technology involved, the content and duration of the services provided and the prevailing market price for similar technology and services. The PRC subsidiaries will exclusively own any intellectual property arising from the performance of these agreements. These agreements have initial terms of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIEs. The VIEs may not terminate such agreements prior to their expiration dates. Under the Exclusive Consulting and Service Agreements, the VIEs agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and other services. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. Pursuant to that principle and based upon the relevant VIEs’ specific needs for technology support and services, the parties enter into supplemental agreements from time to time, which typically set forth the basic pricing terms including the total fees to be paid and the payment methods. The fees are typically determined based on the scope and complexity of the technology involved, the content and duration of the services provided, and the prevailing market price for similar technology and services. The fees are usually settled according to contract terms in two to three installments.

Equity Pledge Agreements. The shareholders of the VIEs entered into share pledge agreements with the relevant PRC subsidiaries. Under the share pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the relevant PRC subsidiaries as collateral for all of their payments due to the PRC subsidiaries and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements, equity disposition agreements, exclusive consulting and service agreements and the business operation agreements. The pledges shall remain effective until all obligations under such agreements have been fully performed. The VIEs are prohibited from declaring any dividends or making any profit distributions during the terms of the pledges. Without the relevant PRC subsidiaries’ prior written consent, no shareholder of the VIEs may transfer any equity interests in the VIEs. If any event of default as provided for therein occurs, the relevant PRC subsidiary, as the pledgee, will be entitled to dispose of the pledged equity interest through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above agreements. These pledges have been recorded on the share registers of each entity and have been duly registered with competent local branches of the State Administration for Industry and Commerce.

Power of Attorney (or Proxy). Each shareholder of the VIEs executed an irrevocable power of attorney (or proxy) to appoint the relevant PRC subsidiary as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to appoint directors, a general manager, financial controller and other senior management of the VIEs. The power of attorney (or proxy) is irrevocable and continually valid as long as the principal is the shareholder of the relevant VIE.

As a result of these agreements, the Company is considered the primary beneficiary of the VIEs and their subsidiaries and accordingly the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Company. As a result, the Company may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Company’s business operations and adversely affect the Company’s ability to control the VIEs. In light of the fact that most of the shareholders of the VIEs are directors, officers, principal shareholders or employees of the Company or the PRC subsidiaries, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

As described above, in order to comply with the restrictions imposed by PRC rules and regulations on foreign ownership in online game and other Internet-related businesses, the Company operates its business in China primarily through the VIEs. Although management is of the opinion that the current ownership structure of the Company, its PRC subsidiaries and VIEs and the contractual arrangements between the respective PRC subsidiaries, VIEs and their shareholders are in compliance with existing PRC laws, rules and regulations, the Company cannot be certain that the PRC government authorities will not ultimately take a view contrary to that of the Company due to the lack of official interpretation and clear guidelines. If the Company, its PRC subsidiaries and VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interest in the PRC subsidiaries to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Company may lose the ability to consolidate and reflect in its financial statements the results of operation of the VIEs.

As of December 31, 2011 and 2012, the total assets, liabilities, and equity of the consolidated VIEs were as follows:

	December 31, 2011	December 31, 2012
	RMB (millions)	RMB (millions)
Total assets of the consolidated VIEs	2,109.5	2,182.6

Accounts payable	200.4	473.6
Amounts due to related parties	411.6	69.2
Deferred revenue	136.8	68.7
Taxes payable	90.5	58.5
Other payables and accruals	239.8	257.6
Deferred tax liabilities	26.1	20.0
Total liabilities of the consolidated VIEs	1,105.2	947.6

Total equity of the consolidated VIEs	1,004.3	1,235.0

As of December 31, 2012, the total assets of the consolidated VIEs were mainly comprised of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets, intangible assets, fixed assets, goodwill, deferred tax assets, and other long term assets. These balances are reflected in the Group’s consolidated financial statements with intercompany transactions eliminated. Under the contractual arrangements with the VIEs, the equity holders of VIEs effectively assigned all of their voting rights underlying their equity interests in VIEs to the Group’s PRC subsidiaries. In addition, through the other aforementioned agreements, the Group demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The Group considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs in the amount of RMB746.9 million as of December 31, 2012 (2011: RMB350.1 million). As all of the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.

For the years ended December 31, 2010, 2011 and 2012, the total net revenues, cost of revenues and net income of the consolidated VIEs were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,317.7	4,985.7	4,299.2
Cost of revenues of the consolidated VIEs	3,633.4	4,056.9	3,439.0
Net income of the consolidated VIEs	206.9	230.5	215.8

Currently there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. However, as the Company is conducting its Internet-related business mainly through the VIEs, the Company has, in the past, provided and will continue to provide financial support based on its consideration of the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 24 for the risks relating to the VIE arrangements.

In August 2012, the Group entered into an investment agreement to invest up to RMB500 million in Shengzixin Fund, a partnership investment vehicle. The vehicle is managed by Dingguan Investment Holding (Shanghai) Company Limited, a related party under the common control of Shanda Interactive. The Group intends to use its investment towards investing in exceptional developer companies in the gaming market in China delivering content through online games, social network games, and mobile games. The Group had invested RMB250 million as of December 31, 2012, which was held in cash as no investments had been made at that time. As the Group is the only investor and beneficiary at December 31, 2012, the investment vehicle (cash balance) was consolidated in the Group’s consolidated financial statements.

Foreign currency translation and other comprehensive income (loss)
(4)	Foreign currency translation and other comprehensive income (loss)

The functional currency of the Company is the United States dollar (“US$”, “USD” or “U.S. dollars”) and its reporting currency is the Renminbi (“RMB”). The PRC subsidiaries and the VIEs use RMB as their functional currency. Actoz and Eyedentity’s functional currency is the Korean Won (“KRW”). eFusion’s functional currency is the Euro (“Euro” or “€”). The functional currency of the Company’s major subsidiaries other than the PRC subsidiaries, the VIEs, Actoz, Eyedentity, and eFusion is the U.S. dollar.

Assets and liabilities of the Company and its subsidiaries, including the PRC subsidiaries and the VIEs, are translated at the current exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity for the years presented.

Transactions denominated in currencies other than functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currencies using the applicable exchange rates quoted by the People’s Bank of China or the Seoul Money Brokerage Services Limited at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive income.

According to ASC Topic 220, the relevant accounting literature for other comprehensive income, elements of other comprehensive income can be reported net of tax or gross of tax with the aggregate tax effect separately disclosed. The Group's elements of other comprehensive income, which consist of unrealized gains (losses) on marketable securities and currency translation adjustments, do not give rise to income taxes as the related activity is associated with jurisdictions which do not impose income tax or for which the related activity is tax-exempt.

Convenience translation
(5)	Convenience translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the rate of US$1.00 to RMB6.2301, the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents
(6)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months.

Restricted cash
(7)	Restricted cash
Restricted cash mainly represents cash held in a designated bank account for the sole purpose of transmitting proceeds from the exercise of stock options.
Short-term investments
(8)	Short-term investments

Short-term investments represent bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2011, short-term investments of RMB902.9 million were pledged for bank borrowings of RMB858.8 million. As of December 31, 2012, short-term investments of RMB1,521.6 million were pledged for bank borrowings of RMB1,482.3 million. These included Korean won short term investments of KRW47,500 million (RMB277.8 million) which were pledged for bank borrowings of KRW42,800 million (RMB250.3 million).

Marketable securities
(9)	Marketable securities

Marketable securities primarily include available-for-sale marketable equity securities. Marketable securities are classified as short-term based on their high liquidity. Marketable securities are carried at fair market value with unrealized appreciation (or depreciation) reported as a component of accumulated other comprehensive income (or loss) in shareholders’ equity, net of tax ( Note 2(4)). The specific identification method is used to determine the cost of marketable securities disposed. Realized gains and losses are reflected as investment income or losses.

The Group evaluates the investments periodically for possible other-than-temporary impairment and reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and the Group’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value. If appropriate, the Group records impairment charges equivalent to the amount that the carrying value of its available-for-sale securities exceeds the estimated fair market value of the securities as of the evaluation date.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded unrealized losses of RMB3.8 million, RMB1.5 million, and an unrealized gain of RMB3.4 million, respectively, as components of other comprehensive income (or loss), net of tax.

Allowances for doubtful accounts
(10)	Allowances for doubtful accounts

The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected.

Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Investment in affiliated companies
(11)	Investment in affiliated companies

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in affiliated companies are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations and comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The cost method is used for investments over which the Group does not have the ability to exercise significant influence and for which the investments do not have readily determinable fair values. Such investments are recorded and maintained at historical cost, as adjusted for possible impairment losses.

The Group continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. Impairment losses on equity method investments are included in “equity in losses of affiliated companies”. Impairment losses recorded during the years ended December 31, 2010, 2011 and 2012 were nil, RMB5.6 million and RMB7.5 million, respectively.

Property and equipment
(12)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

Intangible assets
(13)	Intangible assets

Online game product development costs

The Group recognizes costs to develop its online game products in accordance with ASC 985-20. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expense. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online game has a proven ability to operate in the online game environment in the PRC market. During the years ended December 31, 2010, 2011 and 2012, the costs incurred for development of on-line game products were not capitalized after technological feasibility was reached because the time period from the establishment of technological feasibility to the related commercial launch is generally nonexistent or very brief; therefore, related costs during such periods, being immaterial for capitalization, were expensed.

Website and internally used software development costs

The Group recognizes website and internally used software development costs in accordance with ASC 350-40. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. During the years ended December 31, 2010, 2011 and 2012, costs qualifying for capitalization were immaterial and as a result all website and internally used software development costs were expensed as incurred.

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized once the related game software has reached technological feasibility in accordance with ASC 985-20 and amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is usually 3 to 7 years. Amortization of upfront licensing fees commences upon the commercial launch of the related online game.

Software and copyrights

Software and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic life or stipulated period in the contract, which is usually 1 to 5 years.

Software technologies, game engines, non-compete agreements, customer databases and trademarks acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from contractual or legal right or if it is separable as defined by ASC 805, “Business Combinations”. Software technologies, game engines, non-compete agreements, customer databases and trademarks arising from the acquisitions of subsidiaries and VIEs are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Gross indefinite-lived in-progress research and development assets totaled RMB95.2 million as of December 31, 2011, relating to historical acquisitions (Note 12). RMB6.0 million of the gross amount had been fully impaired (with write-offs recorded in accumulated impairment) prior to December 31, 2011. After completion of the associated research and development efforts, the remaining RMB 89.2 million of gross carrying value was reclassified to software technologies during the year ended December 31, 2012. The net book value of in-progress research and development assets was zero as of December 31, 2012.

Goodwill
(14)	Goodwill

Goodwill is accounted for at initial recognition and evaluated subsequently according to the provisions of ASC 805, "Business Combinations" and ASC 350, "Intangibles - Goodwill and Other." Goodwill is initially measured as the excess of (i) the total cost of an acquisition, fair value of the non controlling interests, and acquisition date fair value of any previously held equity interest in an acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of an acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the income statement as a bargain purchase gain. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In October of each year, the Company’s annual impairment evaluation date, the Company tests impairment of goodwill at the reporting unit level, which is one step below the operating segment level. Under the two step impairment evaluation approach, the fair value of a reporting unit is first determined using an income approach which considers projected cash flows, expenses, and appropriate discount rates tailored to the risk profiles of the specific reporting units, considering more generally the risk profile of the online game sector. Should the fair value of a reporting unit be less than its carrying value (including goodwill), an impairment charge would be then be measured by reference to the excess of the carrying value of a reporting unit’s goodwill over the implied fair value of goodwill, determined in a manner similar to the assignment of purchase price in a business combination. Key factors that are considered by the Company and likely to have a bearing on potential impairments of goodwill include, but are not limited to, (1) recent operating performance and forecasts; (2) generation of, and growth anticipated in, cash flows; (3) the state of the online game business in the respective geographic area; (4) trends in monthly average users/monthly paying users; and (5) the game development pipeline at the business unit level. Based upon application of the two step impairment evaluation approach, no impairment losses were recorded in the years ended December 31, 2010, 2011 and 2012.

Other long-term assets
(15)	Other long-term assets

Other long-term assets mainly represent the upfront licensing fees of online games that have not yet been commercially launched and receivables from independent online game companies. Other long-term assets as of December 31, 2011 and 2012 include prepayments in respect of upfront licensing fees paid for new games of RMB309.6 million and RMB171.1 million, respectively. Receivables from independent online game companies as of December 31, 2011 and 2012 amounted to RMB17.0 million and RMB21.4 million, respectively.

Impairment of long-lived assets and intangible assets
(16)	Impairment of long-lived assets and intangible assets

Long-lived assets including finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. Impairments of other long-term assets recognized in product development expenses consisted of prepaid upfront license fees on certain games that did not continue in the game development cycle as a result of beta testing; accordingly, such fees were fully expensed. As the assets subject to impairment were fully written off, no fair value measurement disclosures for non-recurring fair value measurements were considered warranted as remaining basis in the written-off assets was zero.

Financial instruments
(17)	Financial instruments

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturities over one year, marketable securities, accounts receivable, prepayments and other current assets, forward contracts, amount due from/to related parties, short-term borrowings, accounts payable, license fees payable, and other payables and accruals (Note 15).

The Group has from time to time entered into foreign exchange forward contracts with certain banks to reduce the Group’s exposure to significant changes in exchange rates between RMB and certain foreign currencies. These contracts are not designated as hedges pursuant to relevant accounting guidance and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income within “other income” (Notes 5 and 22).

Revenue recognition
(18)	Revenue recognition

Online game revenues generated in China

The Groupderives substantially all of its revenues from in-game virtual items and game usage fees purchased by game players to play its Massively Multiplayer Online Role-Playing Games (“MMORPGs”, a recognized gaming industry term) and advanced casual games.

The Group entered into various arrangements with subsidiaries that are under common control of Shanda. Pursuant to the Amended and Restated Cooperation Agreement between Shanghai Shanda Networking Co., Ltd. (“Shanda Networking”), Nanjing Shanda Networking Co., Ltd. (“Nanjing Shanda”), and Shanghai Shengzhan Networking Co., Ltd. (“Shanghai Shengzhan”), which are related parties under the common control of the Group’s parent, Shanda, on the one hand, and the VIEs, on the other hand, the Group engaged Shanda Networking on an exclusive basis to provide customer and other game support services until September 10, 2014. The cooperation agreements will be automatically extended for one year, unless otherwise terminated. Pursuant to a sales agency agreement, from July 1, 2008 to May 1, 2011, the Group engaged Shengfutong as the sales agent on an exclusive basis to provide agency services in selling pre-paid cards to third party distributors and retailers. On May 1, 2011, the Group terminated the sales agency agreement with Shengfutong and entered into a sales agency agreement with Tianjin Shengjing Trade Co., Ltd. (“Shengjing”), a related party of Shengfutong, which was further amended and supplemented in March 2012 pursuant to which Shengjing serves as the sales agent for the distribution of our prepaid cards until June 30, 2023. The economic terms of this agreement are substantially the same as the terms of the agreement with Shengfutong.

The Group has assessed its relationship and arrangements with Shanda Networking and Shengjing under ASC 605-45 regarding gross versus net reporting of revenue, and has concluded that reporting the gross amount equivalent to the amount that Shengjing receives from the sale of pre-paid game cards to distributors or retailers, which is subsequently activated and charged to the respective game accounts by players as deferred revenue, is appropriate as the Group is the primary obligor and it fulfills the online game services desired by the customers.

Under the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers, for items with no further utility or very short lives, or over the estimated lives of the items for items that can be used over a period of time. The average periods for which players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched, and market conditions, are utilized to arrive at the best estimates for lives of these in-game items. The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, such changes would be applied in the period of change prospectively. The Group’s revenues under the item-based revenue model are principally derived from in-game consumable virtual items, which generally are consumed in a very short period. Under the time-based revenue model, revenues are recognized based on the time units consumed by the game players. Revenues are also recognized when game players who had previously purchased playing time or virtual currency are no longer entitled to access the online games in accordance with the published expiration policy. Deferred revenue is reduced as revenues are recognized.

Pursuant to the Sale Agency Agreement, Shengjing will receive a service fee which is equivalent to the difference between (x) the amount Shengjing receives from its distributors or users from the sale of the prepaid cards and (y) a fixed percentage based on the face value of the pre-paid card as agreed upon between Shengjing and the Group. This service fee is recorded as a sales and marketing expense.

Since 1 January 2012, a Pilot Program transitioned specified industries from business tax to value added tax for entities located in Shanghai. This round of reform covered certain "Modern Service Industries," which includes research, development and technological services, information technology services, cultural innovation services, and certain other areas. The Pilot Program affected the PRC subsidiaries Shengqu and Lansha, whose applicable rates shifted from the business tax rate of 5% to the value added tax rate of 6% from 1 Janaury 2012 onwards.

PRC subsidiaries are subject to business tax or value added tax and related surcharges on the gross receipt earned for services provided and products sold in the PRC. The applicable business tax rate varies from 3% to 5% and the rate of value added tax varies from 3% to 17%. In the accompanying consolidated statements of operations and comprehensive income, business tax, value added tax and related surcharges for revenues derived from on-line games are deducted from gross receipts to arrive at net revenues.

Other Revenues

Other revenues are principally comprised of overseas revenues generated from game licensing and game operations as well as advertising revenues.

The Group enters into licensing arrangements with overseas licensees to operate its MMORPGs and advanced casual games in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee. The initial license fee is based on a fixed amount and recognized ratably over the term of the license. The monthly revenue-based royalty fee is recognized when earned, provided that collectability is reasonably assured.

The overseas game operations revenue is recognized by means of the online game revenue recognition principles described in the preceding section for online game revenues generated in China.

Overseas game revenues amounted to approximately RMB104.6 million, RMB229.9 million and RMB274.9 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising revenues are derived from online advertising whereby the Company allows advertisers to place advertisements on particular areas of its platform, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Advertising revenues amounted to approximately RMB59.1 million, RMB56 million and RMB18.6 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Deferred revenue
(19)	Deferred revenue

For online game revenue, deferred revenue represents proceeds received by Shengjing from distributors relating to the sale of pre-paid cards which are activated or charged to the respective player game accounts by players, but which have not been consumed by the players or expired. For overseas licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by overseas licensees. Non-current deferred revenues are primarily comprised of unamortized upfront license fees to be recognized beyond the next 12 months.

Deferred licensing fees and related costs
(20)	Deferred licensing fees and related costs

Upon the receipt of proceeds from Shengjing which can be specifically attributed to certain online games, the Group is obligated to pay on-going licensing fees in the form of royalties and other costs related to such proceeds, including business tax and related surcharges. As revenues are deferred (Note 2(19)), the related on-going licensing fees and costs are also deferred. The deferred licensing fees and related costs are recognized in the consolidated statements of operations and comprehensive income in the period in which the related proceeds received from Shengjing are recognized as revenue.

Cost of revenues
(21)	Cost of revenues

Cost of revenues consists primarily of platform service fees, upfront and ongoing licensing fees, salaries and benefits, share-based compensation, depreciation and amortization expenses and other expenses incurred by the Group and are recorded on an accrual basis.

General and administrative
(22)	General and administrative

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, professional service fees, business tax and value added tax expense, share-based compensation, and other expenses. The business tax and value added tax expense primarily relates to service and licensing fees paid by the VIEs to the PRC subsidiaries or by PRC subsidiaries to overseas subsidiaries.

Product development
(23)	Product development

Product development costs consist primarily of salaries and benefits, depreciation expenses, outsourced game development expenses, share-based compensation and other expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products, software and websites, and are recorded on an accrual basis.

Sales and marketing
(24)	Sales and marketing

Sales and marketing costs consist primarily of advertising and market promotion expenses, salaries and benefits, share-based compensation, and other expenses incurred by the Group’s sales and marketing personnel, and the agency expenses paid to Shengjing. Sales and marketing costs are recorded on an accrual basis. Advertising and marketing promotion expenses amounted to approximately RMB199.3 million, RMB169.5 million and RMB165.4 million during the years ended December 31, 2010, 2011 and 2012, respectively.

Share-based compensation
(25)	Share-based compensation

The Group follows ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees and directors before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled. Under ASC 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost not recorded for that number of awards. The Group has applied the provisions of ASC 718-10-S99 regarding the United States Securities and Exchange Commission’s (“SEC”) interpretation of ASC 718 and the valuation of share-based payments for public companies.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost should be accrued if it is probable that a performance condition will be achieved and should not be accrued if it is not probable that a performance condition will be achieved.

Leases
(26)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Taxation
(27)	Taxation

Income taxes reflected in the Group’s consolidated statements of operations and comprehensive income are provided on the taxable income of each subsidiary on the separate tax return basis.

Deferred income taxes are provided using the liability method in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Group follows ASC 740-10-25 guidance regarding uncertain tax positions which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Group did not have any interest and penalties associated with uncertain tax positions and did not have any material liabilities for unrecognized tax benefits arising from uncertain tax positions for the years ended December 31, 2010, 2011 and 2012.

Statutory reserves
(28)	Statutory reserves

China

The PRC subsidiaries and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The PRC subsidiaries must make appropriations to one or more of the following, (i) the general reserve, (ii) the enterprise expansion fund, and (iii) the staff bonus and welfare fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company registered capital. The other fund appropriations are at the PRC subsidiaries’ discretion.

The VIEs, in accordance with the PRC Company Law, must make appropriations to (i) the statutory reserve fund and (ii) the discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company’s registered capital. The discretionary surplus fund is at the VIEs’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off accumulated losses, enterprise expansion, or increasing registered capital. The enterprise expansion fund can be used to expand production and operations or to increase registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of approximately RMB14.5 million, RMB5.5 million and RMB2.7 million, respectively.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Korea

Actoz and Eyedentity are required to appropriate, as the legal reserves, the amount equivalent to a minimum of 10% of cash dividends paid until such reserves equals 50% of their issued capital stock in accordance with the Commercial Code of Korea. The reserves are not available for the payment of cash dividends, but may be transferred to capital stock by an appropriate resolution of the company’s board of directors or used to reduce accumulated deficit, if any, with the ratification of the company’s majority shareholders. The Group made no appropriations in 2010 and 2011. An appropriation of approximately KRW648.9 million (RMB3.8 million) was made in 2012.

Dividends
(29)	Dividends

No dividend was declared by the Company in 2010. In November 2011, the Company declared cash dividends in the aggregate amount of US$289.7 million (equivalent to RMB1,823.3 million) or US$0.51 per ordinary share (US$1.02 per American Depositary Share (ADS)) to all shareholders or ADS holders of record as of December 20, 2011 (the "record date"). The cash dividends of US$286.8 million (equivalent to RMB1,810.0 million) were paid in 2012. Dividends of US$208.6 million were paid to the Company’s parent company and controlling shareholder, Shanda Interactive Entertainment Limited.

Relevant laws and regulations permit payments of dividends by the PRC and Korean subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations (see Note 2(28)).

In addition, since a significant amount of the Group’s future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group’s ability to utilize revenues generated in RMB to fund the Group’s business activities outside China, if any, or expenditures denominated in foreign currencies.

Earnings per share
(30)	Earnings per share

Basic earnings per ordinary share attributable to Shanda Games Limited’s shareholders are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share attributable to Shanda Games Limited’s ordinary shareholders are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units and are accounted for using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. The Group does not separately present earnings per share for Class A and Class B ordinary shares as each class of shares has the same rights to earnings and dividend distributions.

Comprehensive income
(31)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive gain/(loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments and unrealized gain/(loss) on marketable securities.

Segment reporting
(32)	Segment reporting

Based on the criteria established by ASC 280, the Company currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. As the Group generates substantially all of its revenues from customers in the PRC, no geographical segments are presented. In addition, substantially all of the Group’s long-lived assets are located in the PRC.

Fair value measurements
(33)	Fair value measurements

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Group to develop its own assumptions.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturity over one year, marketable securities, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, and other payables and accruals.

As of December 31, 2011 and 2012, the carrying values of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, other payables and accruals approximated their fair values. Accounts receivable, amounts due from/to related parties, prepayments and other current assets, accounts payable, licensing fees payable, and other payables and accruals, which are measured at carrying value, would represent Level 3 fair value measurements if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Group’s cash and cash equivalents, short term investments, and short term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.

On a recurring basis, the Group measures (measured) the marketable securities and foreign currency forward contracts at fair value. The marketable securities are measured on the basis of actual prices quoted in actively traded markets for the related common shares. Fair value is developed for the foreign currency forward contracts based upon the terms underlying the forward contracts and commonly accepted valuation methodologies for currency forwards based upon discounted cash flow analysis, with reference to observable inputs such as forward rates available in the marketplace.

As of December 31, 2011 and 2012, information about the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows (based on the classification of the inputs):

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	3,837	3,837	—	—

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 22)

During the historical periods presented, there were no transfers between fair value measurements categorized as level 1 or level 2.

On a non-recurring basis from time to time, the Group writes off certain specific license fee assets. These assets represent prepaid upfront license fees related to game intellectual property licensed from third parties which are included in other long-term assets or intangible assets at their original contractual values (representing fees paid to third parties under the contractual arrangements). As triggered by factual circumstances, the Group evaluates the prepaid fees for games for which the commercial viability is uncertain or game development does not successfully pass the testing phase and fully writes off the contractual value of related fees paid. During the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment losses of nil, RMB23.2 million and nil for its intangible assets, respectively, and RMB10.2 million, RMB49.6 million and RMB15.0 million for its other long-term assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the related fees have been fully written off; accordingly, the related fair values are zero for any balance sheet date.

Business combinations and non-controlling interests
(34)	Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The Group follows ASC 805, “Business combinations.” Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the differences could be material.

Reclassifications
(35)	Reclassifications

Beginning from January 1, 2011, the Group combined its net revenues from MMORPGs and advanced casual games into online game revenues generated in China as the Group believes that the Group’s advanced casual games share many similar features of the Group’s MMORPG games, but are quite different when compared to the casual games that are available on social networking sites. The year-over-year comparison of online game revenues generated in China and other revenues has been reclassified for 2010 and 2011 to conform to this presentation.

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Assets, liabilities and equity of consolidated VIEs
	December 31, 2011	December 31, 2012
	RMB (millions)	RMB (millions)
Total assets of the consolidated VIEs	2,109.5	2,182.6

Accounts payable	200.4	473.6
Amounts due to related parties	411.6	69.2
Deferred revenue	136.8	68.7
Taxes payable	90.5	58.5
Other payables and accruals	239.8	257.6
Deferred tax liabilities	26.1	20.0
Total liabilities of the consolidated VIEs	1,105.2	947.6

Total equity of the consolidated VIEs	1,004.3	1,235.0

Net revenues, cost of revenues and net income of consolidated VIEs
	For the years ended December 31,
	2010	2011	2012
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	4,317.7	4,985.7	4,299.2
Cost of revenues of the consolidated VIEs	3,633.4	4,056.9	3,439.0
Net income of the consolidated VIEs	206.9	230.5	215.8

Property and equipment, estimated useful lives
Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Intangible assets, estimated useful lives
Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Fair value, assets measured on recurring basis
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	3,837	3,837	—	—

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 22)

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Unaudited Pro Forma information on 2010 acquisitions
Year Ended December 31, 2010
Unaudited
RMB
Net revenues	4,525,472
Net income	1,285,234
Earnings per ordinary share
Basic	2.25
Diluted	2.25

Goldcool [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	26,730
Other assets	14,817
Identifiable intangible assets
Trademark	9,410	20 years
Software technology	41,560	3~6 years
Customer database	6,370	5 years
Purchased in-progress research and development	23,870
Deferred tax liabilities	(17,084)
Goodwill	25,077
Current liabilities	(10,750)
Purchase price	120,000

Mochi [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	35,193
Other assets	17,470
Identifiable intangible assets
Trademark	218,442	20 years
Software technology	184,310	7 years
Deferred tax liabilities	(161,101)
Goodwill	163,617
Current liabilities	(15,220)
Long term liabilities	(4,118)
Purchase price	438,593

Eyedentity [Member]
Business Acquisition [Line Items]
Purchase price allocation
	RMB	Amortization Period
Cash	25,600
Other assets	55,752
Identifiable intangible assets
Software technology	356,189	6~10 years
Non-compete arrangement	13,621	3 years
Purchased in-progress research and development	89,218
Deferred tax liabilities	(102,693)
Goodwill	123,425
Current liabilities	(40,313)
Purchase price	520,799

Other Income (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME [Abstract]
Other income
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	232,302	184,961	146,273
Foreign exchange (loss) / gain	(5,164)	25,852	(3,408)
Loss recognized on foreign currency forward contracts (Note 22)	—	—	(22,476)
Bank charges	(410)	(10,296)	(18,823)
Donation expenses	(5,812)	(1,092)	(182)
Others	6,007	(5,175)	(10,247)
	226,923	194,250	91,137

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Composition of income tax expense, domestic and foreign
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC mainland entities	1,640,669	1,662,221	1,583,250
Non-PRC mainland entities	(30,274)	119,050	(6,912)
Total	1,610,395	1,781,271	1,576,338

Composition of income tax expense, current and deferred
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	237,793	302,621	267,397
Non-PRC mainland entities	72,325	98,441	112,833
Total	310,118	401,062	380,230
Deferred income tax expense (benefit)
PRC mainland entities	4,584	(14,962)	12,505
Non-PRC mainland entities	(14,350)	(34,800)	(33,933)
Total	(9,766)	(49,762)	(21,428)
Withholding tax
PRC mainland entities	—	—	—
Non-PRC mainland entities	—	133,978	59,960
Total	—	133,978	59,960
Income tax expense
PRC mainland entities	242,377	287,659	279,902
Non-PRC mainland entities	57,975	197,619	138,860
Total	300,352	485,278	418,762

Reconciliation of the differences between statutory tax rate and the effective tax rate
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(12)%	(8)%	(8)%
Tax rate effect related to overseas subsidiaries	—	—	—
Effect of withholding taxes	—	8%	4%
Effect of change in valuation allowance	4%	1%	3%
Non-deductible expenses incurred in PRC	1%	1%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	—	2%
Others	1%	—	1%
Effective income tax rate	19%	27%	27%

Aggregate amount and per share effect of tax holidays
	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	195,935	145,224	131,127
Basic ordinary share effect	0.34	0.26	0.24
Diluted ordinary share effect	0.34	0.26	0.24

Significant components of deferred tax assets and deferred tax liabilities
	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	31,317	29,704
Temporary differences related to deductible expenses	42,831	54,903
Other temporary differences	37,803	19,317
Foreign tax credits of Actoz and Eyedentity	174,938	200,264
Development costs	3,433	1,563
Less: Valuation allowance	(189,219)	(215,080)
Total deferred tax assets, net of valuation allowance	101,103	90,671
Deferred tax liabilities
Intangible assets arising from business combinations	260,186	102,420
Withholding taxes	72,910	53,516
Total deferred tax liabilities	333,096	155,936

Movement of valuation allowances
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	123,949	180,169	189,219
Current year additions	56,220	9,050	37,172
Current year disposal due to divestitures	—	—	(11,311)
Balance at end of year	180,169	189,219	215,080

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
EARNING PER SHARE [Abstract]
Reconciliations of numerator and denominator of per-share computations
	For the years ended December 31,
	2010	2011	2012
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	1,288,821	1,264,316	1,113,430
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	570,645,594	567,138,809	554,813,612
Dilutive effect of share options	149,463	39,884	28,461
Denominator for diluted calculation	570,795,057	567,178,693	554,842,073
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -basic	2.26	2.23	2.01
Net income per ordinary share attributable to Shanda Games Limited’s shareholders -diluted	2.26	2.23	2.01

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, net
	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable	75,866	112,482
Less: Allowance for doubtful accounts	(3,109)	(6,636)
	72,757	105,846

Movement of allowance for doubtful accounts
	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	2,041	3,919	3,109
Add: Current year additions	3,420	1,752	3,696
Less: Current year reversal	(30)	—	—
Current year write-offs	(1,512)	(2,137)	(204)
Foreign currency translation	—	(425)	35
Balance at end of year	3,919	3,109	6,636

Investments in Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFLIATED COMPANIES [Abstract]
Amount and percentage ownership of investments in affiliated companies
	December 31, 2011	December 31, 2012
	RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Beijing Chenkang Technology Co., Ltd ("Beijing Chenkang")	9,820	8,722	25%
Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi")	4,578	4,237	20%
WIP-KIF MCI Investment Fund("MCI Investment Fund")	4,186	5,912	27%
Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata")	3,989	—	20%
Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia")	3,460	—	40%
Anipark Co., Ltd. (“Anipark”)	3,077	1,550	11%
Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian")	2,690	—	23%
Shanghai Shimai Information Technology Co., Ltd ("Shanghai Shimai")	2,050	1,181	25%
Shanghai Siyuan Digital Technology Co.; Ltd ("Shanghai Siyuan"	1,941	1,916	20%
Shanghai Qiyu Information Technology Co., Ltd. (“Shanghai Qiyu”)	829	—	20%
Fuzhou Lingyu Computer Technology Co., Ltd. (“Fuzhou Lingyu”)	319	—	30%
Xiamen Lianyu Science and Technology Co., Ltd. (“Xiamen Lianyu”)	297	—	30%
Chongqing Xiaoheiwu Technology Co., Ltd. (“Chongqing Xiaoheiwu”)	38	—	23%
Shanghai Shengduo Network Technology Co.,Ltd ("Shanghai Shengduo")	—	8,842	40%
Shanghai Ningle Technology Co.,Ltd ("Shanghai Ningle")	—	8,759	40%
AKG Investment Co., Ltd ("AKGI Fund")	—	5,783	17%
Fuzhou Shudong Network Technology Co.,Ltd ("Fuzhou Shudong")	—	1,675	30%
Chengdu Yunyou Network Technology Co.,Ltd ("Chengdu Yunyou")	—	1,277	30%
Others	8	312	20%-40%
Investment in affiliated companies under the cost method:
Zhejiang Shengwang Huashi Technology Co.,Ltd ("Zhejiang Shengwang")	600	600	6%
Shanda Online Entertainment Limited (“Shanda Online”)	—	127,387	6%
Giant Dream Co., Ltd ("Giant")	—	8,773	8%
Total	37,882	186,926

Movement of investments in affiliated companies
	Balances at January 1, 2010	Investments	Share of Profits / (Losses)	Other Equity Movement	Balances at December 31, 2010
	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Anipark	6,751	—	(3,851)	123	3,023
Shanghai Qiyu	829	—	—	—	829
Xiamen Lianyu	505	—	(208)	—	297
Fuzhou Lingyu	319	—	—	—	319
Beijing Yicheng Tianxia	—	8,000	(158)	—	7,842
Shanghai Maishi	—	4,800	429	—	5,229
Chengdu Awata	—	5,000	—	—	5,000
Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan")	—	4,000	(339)	—	3,661
Shanghai Lantian	—	3,000	(134)	—	2,866
Shenzhen Youyou Digital Technology Co., Ltd.(“Shenzhen Youyou”)	123	3,000	(926)	—	2,197
Chongqing Xiaoheiwu	—	—	151	—	151
Others	176	202	(340)	—	38
Total	8,703	28,002	(5,376)	123	31,452

	Balances at January 1, 2011	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2011
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Yicheng Tianxia	7,842	—	(4,382)	—	—	3,460
Shanghai Maishi	5,229	—	(651)	—	—	4,578
Chengdu Awata	5,000	—	(1,011)	—	—	3,989
Anipark	3,023	—	2,386	—	(2,332)	3,077
Shijiazhuang Hailan	3,661	—	(267)	(3,394)	—	—
Shanghai Lantian	2,866	—	(176)	—	—	2,690
Shenzhen Youyou	2,197	—	—	(2,197)	—	—
Shanghai Qiyu	829	—	—	—	—	829
Fuzhou Lingyu	319	—	—	—	—	319
Xiamen Lianyu	297	—	—	—	—	297
Chongqing Xiaoheiwu	151	—	(113)	—	—	38
Beijing Chenkang	—	10,000	(180)	—	—	9,820
MCI Investment Fund	—	4,324	(171)	—	33	4,186
Shanghai Shimai	—	1,733	317	—	—	2,050
Shanghai Siyuan	—	2,000	(59)	—	—	1,941
Others	38	317	(106)	—	(241)	8
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	—	600	—	—	—	600
Total	31,452	18,974	(4,413)	(5,591)	(2,540)	37,882

	Balances at January 1, 2012	Investments	Share of Profits / (Losses)	Impairment	Other Equity Movement	Balances at December 31, 2012
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Beijing Chenkang	9,820	—	(1,098)	—	—	8,722
Shanghai Maishi	4,578	—	(341)	—	—	4,237
MCI Investment Fund	4,186	2,247	(892)	—	371	5,912
Chengdu Awata	3,989	—	(325)	(3,664)	—	—
Beijing Yicheng Tianxia	3,460	—	(3,460)	—	—	—
Anipark	3,077	—	(1,616)	—	89	1,550
Shanghai Lantian	2,690	—	(47)	(2,643)	—	—
Shanghai Shimai	2,050	—	(869)	—	—	1,181
Shanghai Siyuan	1,941	—	(25)	—	—	1,916
Shanghai Qiyu	829	—	—	(829)	—	—
Fuzhou Lingyu	319	—	—	(319)	—	—
Xiamen Lianyu	297	—	(297)	—	—	—
Chongqing Xiaoheiwu	38	—	(38)	—	—	—
Shanghai Shengduo	—	10,000	(1,158)	—	—	8,842
Shanghai Ningle	—	9,000	(241)	—	—	8,759
AKGI Fund	—	5,655	(63)	—	191	5,783
Fuzhou Shudong	—	2,000	(325)	—	—	1,675
Chengdu Yunyou	—	1,400	(123)	—	—	1,277
Suzhou Shengyou Network Development Co., Ltd.	—	1,000	(1,000)	—	—	—
Others	8	65	239	—	—	312
Investment in affiliated companies under the cost method:
Zhejiang Shengwang	600	—	—	—	—	600
Shanda Online	—	127,387	—	—	—	127,387
Giant	—	8,334	—	—	439	8,773
Total	37,882	167,088	(11,679)	(7,455)	1,090	186,926

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment and its related accumulated depreciation
	December 31, 2011	December 31, 2012
	RMB	RMB
Computer equipment	422,983	378,837
Leasehold improvements	22,757	38,329
Furniture and fixtures	29,493	30,505
Motor vehicles	10,500	5,958
Less: Accumulated depreciation	(255,258)	(264,561)
Net book value	230,475	189,068

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Gross carrying amounts, accumulated amortization and net book value of intangible assets
	December 31, 2011	December 31, 2012
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	473,471	553,580
Software, copyrights and others	145,184	153,946
Intangible assets arising from business combinations
— Software technologies*	833,349	724,100
— Non-compete arrangements	34,848	34,848
— Trademarks	308,492	94,181
— Customer databases	14,271	19,308
	1,809,615	1,579,963
Less: accumulated amortization
Upfront licensing fees paid	(397,888)	(441,877)
Software, copyrights and others	(114,183)	(122,936)
Intangible assets arising from business combinations
— Software technologies	(293,206)	(343,422)
— Non-compete arrangements	(16,780)	(21,321)
— Trademarks	(40,984)	(26,144)
— Customer databases	(4,304)	(8,715)
	(867,345)	(964,415)
Add: Gross carrying amount of intangible assets with indefinite life*
— In-progress research and development with indefinite life	95,218	6,000

Less: accumulated impairment	(42,740)	(43,197)
Net book value	994,748	578,351

* Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.

Estimated aggregate amortization expense for each of five succeeding fiscal years
Amortization
RMB

2013	155,139
2014	134,233
2015	114,835
2016	80,738
2017	33,496
Total	518,441

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Changes in carrying amount of goodwill from significant acquisitions
	Actoz	Chengdu Aurora	Shanghai Shulong	Chengdu Simo	Goldcool	Mochi	Eyedentity	eFusion	Others	Total
	RMB
Balance as of December 31, 2010	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	4,713	486,907
Acquisitions in 2011	—	—	—	—	—	—	—	—	5,209	5,209
Balance as of December 31, 2011	86,479	26,130	3,934	53,532	25,077	163,617	123,425	—	9,922	492,116
Acquisitions in 2012	—	—	—	—	—	—	—	718	—	718
Divestitures in 2012	—	—	—	—	—	(163,617)	—	—	—	(163,617)
Balance as of December 31, 2012	86,479	26,130	3,934	53,532	25,077	—	123,425	718	9,922	329,217

Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term borrowings, by lender
	December 31, 2011	December 31, 2012
	RMB	RMB
Borrowing from China Merchant Bank	829,829	—
Borrowing from Shanghai Pudong Development Bank	8,689	—
Borrowing from Pingan Bank	19,000	—
Borrowing from China Minsheng Bank	—	980,538
Borrowing from Industrial and Commercial Bank of China	—	251,420
Borrowing from Citi Bank	—	250,337
Borrowing from others	1,331	92
Total short-term borrowings	858,849	1,482,387

Movement of short-term borrowings
	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of year	—	858,849
Add: Current year additions	876,850	2,848,106
Current year additions from acquisition	2,421	—
Less: Current year repayment	(1,090)	(2,235,891)
Foreign currency translation	(19,332)	11,323
Balance at end of year	858,849	1,482,387

Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Other payables and accruals
	December 31, 2011	December 31, 2012
	RMB	RMB
Salary and welfare payable	20,377	27,560
Accrued bonus	106,371	70,930
Unpaid rental for server software	5,810	2,938
Accrued professional service fee	12,772	15,162
Acquisition related obligation (Note 4)	58,771	143,374
Unpaid advertisement and promotion fee	142,911	158,667
Unpaid rental fee	153	13,562
Payables to employees relating to exercise of options (Note 2(7))	10,343	3
Interest payable	10,579	16,913
Derivative liability-foreign currency forward contracts(Note 22)	—	9,312
Other payables	47,890	50,112
Total	415,977	508,533

Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS [Abstract]
Non-controlling interest
	December 31, 2011	December 31, 2012
	RMB	RMB
Non-controlling interests in Actoz	247,775	30,720
Non-controlling interests in other subsidiaries	9,383	22,590
	257,158	53,310

Movement of non-controlling interest
	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	205,886	238,864	257,158
Add:
Non-controlling interests arising from business combination	6,451	4,062	5,533
Capital contribution to subsidiaries by non-controlling interests*	—	—	7,116
Net income attributable to non-controlling interests	15,846	21,115	23,165
Share-based compensation of subsidiaries	5,020	8,326	8,886
Exercise of share options of a subsidiary	3,848	5,349	4,920
Less:
Currency translation adjustments of subsidiaries	1,813	(19,586)	9,444
Contribution by noncontrolling shareholders related to transfer of a portion of subsidiary Eyedentity’s equity from Shanda Games International to Actoz (see Note 4(3))	—	—	(260,077)
Disposal of a subsidiary	—	—	(2,835)
Change of equity in an affiliated company of a subsidiary	—	(972)	—
Balance at the end of year	238,864	257,158	53,310

*Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.

Share Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
The Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$			US$ (in thousands)
Outstanding at December 31, 2009	25,555,200	3.2		8.94	47,589
Granted	7,768,163	3.0
Exercised	(1,403,548)	2.6
Forfeited	(8,708,587)	3.3
Expired	—	—
Outstanding at December 31, 2010	23,211,228	3.2		8.34	2,225
Vested and expected to vest at December 31, 2010	21,863,951	3.2		8.33	2,199
Vested and exercisable at December 31, 2010	5,182,199	3.2		7.96	176
Granted	7,513,439	3.0
Exercised	(650,100)	2.3
Forfeited	(7,714,478)	3.1
Expired	—	—
Outstanding at December 31, 2011	22,360,088	3.2		7.90	300
Vested and expected to vest at December 31, 2011	21,891,028	3.2		7.88	273
Vested and exercisable at December 31, 2011	7,568,229	3.1		7.13	31
Granted	7,732,000	1.9
Exercised	(149,884)	0.6
Forfeited	(7,840,095)	2.6	*
Expired	—	—
Outstanding at December 31, 2012	22,102,109	2.2	*	7.84	46
Vested and expected to vest at December 31, 2012	18,678,050	2.3	*	7.24	46
Vested and exercisable at December 31, 2012	8,989,861	2.8	*	6.46	8

* Includes the impact of stock option exercise price modification in September 2012 previously discussed.

Stock option assumptions
	For the year ended December 31
	2010	2011	2012
Exercise Price	US$0.23~US$3.40	US$2.47~US$3.62	US$1.84~US$2.05
Fair value of ordinary shares	US$2.50~US$5.21	US$1.99~US$3.75	US$1.92~US$2.23
Risk-free interest rate(1)	1.00%~2.50%	0.88%~2.0%	0.63%~1.0%
Expected life (in years)(2)	5	2.25~5	5
Expected dividend yield(3)	0%	0%	0%
Expected volatility(4)	50%	50%	50~60%
Fair value per option at grant date (in RMB)	7.31~33.52	2.22~11.88	6.3~6.52

(1)	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.

(3)	The Company has no expectation of paying regular dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of the Company’s ordinary shares for a period equivalent to the expected term preceding the grant date.

Restricted share activity
Unvested Restricted Shares	Number of Shares	Weighted Average Grant-date Fair Value
		US$
Unvested at December 31, 2009	6,725,190	6.0
Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5
Unvested at December 31, 2010	9,626,232	5.2
Expected to vest at December 31, 2010	8,473,034	5.1
Granted	3,450,613	3.0
Vested	(4,492,918)	5.2
Forfeited	(1,082,538)	5.6
Unvested at December 31, 2011	7,501,389	4.5
Expected to vest at December 31, 2011	7,120,357	4.5
Granted	1,479,962	2.0
Vested	(2,434,628)	4.7
Forfeited	(1,635,122)	4.9
Unvested at December 31, 2012	4,911,601	3.5
Expected to vest at December 31, 2012	4,498,720	3.3

Actoz [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
December 31, 2009	412,490	9,398	4.66	3,156,394
Granted	102,666	14,250	—	—
Exercised	(75,551)	9,378	—	—
Forfeited	(56,443)	9,532	—	—
December 31, 2010	383,162	10,682	4.38	301,206
Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094
Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267
Granted	—	—	—	—
Exercised	(121,517)	9,416	—	—
Forfeited	(51,685)	13,468	—	—
December 31, 2011	209,960	10,729	3.52	551,208
Vested and expected to vest as of December 31, 2011	209,960	10,729	3.52	551,208
Vested and exercisable as of December 31, 2011	148,222	9,347	2.83	541,498
Granted	40,000	18,040	—	—
Exercised	(168,089)	10,372	—	3,896,501
Forfeited	(3,500)	14,250	—	—
December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and expected to vest as of December 31, 2012	78,371	15,070	4.69	1,734,338
Vested and exercisable as of December 31, 2012	26,496	15,070	2.55	695,407

Stock option assumptions
	For the years ended December 31
	2010	2012
Risk-free interest rate	4.56%	3.71%
Expected life (in years)	4.5-4.9 years	4.9 years
Expected dividend yield	0%	0%
Expected volatility	65%-67%	61%
Fair value per option at grant date ( in KRW)	7,504~7,668	10,379

Eyedentity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options activity
	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		KRW		KRW
Granted	95,000	100,000	—	—
Exercised	—	—	—	—
Forfeited	(13,500)	100,000	—	—
December 31, 2012	81,500	100,000	4.09	—
Vested and expected to vest as of December 31, 2012	81,500	100,000	4.09	—
Vested and exercisable as of December 31, 2012	—	—	—	—

Stock option assumptions
Year ended December 31
2012
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0%
Expected volatility	55.95%
Fair value per option at grant date ( in KRW)	55,403

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Significant related party transactions
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Activity related to online gaming business:
Platform service fees and sales agent fees paid to companies under common control by Shanda	(1,020,534)	(1,250,914)	(1,118,293)
Promotion service fee paid to companies under common control by Shanda	(10,551)	(7,260)	(3,914)
Online game licensing fees received from companies under common control by Shanda	6,672	3,199	1,814
Corporate general administrative expenses (2012: reversal) allocated from Shanda	(8,183)	(7,008)	3,467
Rental fee paid to companies under common control by Shanda	(13,796)	(17,647)	(17,624)
Consulting service fee paid to companies under common control by Shanda	(2,260)	—	(9,434)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from Shanda and companies under common control by Shanda	(11,059)	(12,150)	(26,787)
Interest income from loans to Shanda and companies under common control by Shanda	1,997	32,490	83,711

Outstanding balances due from and due to related parties
	December 31, 2011	December 31, 2012
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	405,953	325,773
Other receivables from Shanda	1,667	1,035,432
Other receivables from companies under common control by Shanda	929,728	1,044,971

Amounts due to related parties:
Accounts payable to companies under common control by Shanda	77,349	71,737
Other payables to companies under common control by Shanda	125,910	983,913

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Future minimum lease payments for non-cancelable operating leases
	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2013	28,328	76,373	104,701
2014	26,164	2,832	28,996
2015	24,172	—	24,172
2016	10,531	—	10,531
2017	562	—	562
Total	89,757	79,205	168,962

Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Statements of Operations

Financial Information of Shanda Games Limited

Condensed Statements of Operations

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(105,185)	(88,940)	(31,379)	(5,037)
Total operating expenses	(105,185)	(88,940)	(31,379)	(5,037)
Loss from operations	(105,185)	(88,940)	(31,379)	(5,037)
Interest income	1,540	5,103	28,128	4,515
Interest expenses	(10,915)	(13,610)	(134,253)	(21,549)
Other income(expenses)	294	(405)	(45)	(8)
Income tax expenses	—	—	—	—
Equity in profit of subsidiaries	1,403,087	1,362,726	1,250,979	200,796
Net income	1,288,821	1,264,874	1,113,430	178,717

Condensed Balance Sheets

Financial Information of Shanda Games Limited

Condensed Balance Sheets

	December 31,
	2011	2012	2012
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	29,127	130,506	20,948
Prepayment and other current assets	8,163	3,348	537
Other receivables due from related parties	484,687	1,036,060	166,299
Investment in subsidiaries	5,446,987	6,715,099	1,077,848
Total assets	5,968,964	7,885,013	1,265,632

LIABILITIES
Current liabilities:
Other payables and accruals	2,726	1,162	187
Other payables due to related parties	797,054	3,620,316	581,101
Dividend payable	1,823,314	11,489	1,844
Current liabilities	2,623,094	3,632,967	583,132
Total liabilities	2,623,094	3,632,967	583,132

Shareholders’ Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	11,022	9,796	1,572
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	29,896	29,896	4,799
Additional paid-in capital	1,561,343	1,577,978	253,283
Accumulated other comprehensive loss	(68,480)	(38,322)	(6,152)
Retained earnings	1,812,089	2,672,698	428,998
Total Shanda Games Limited shareholders’ equity	3,345,870	4,252,046	682,500
Total liabilities and shareholders’ equity	5,968,964	7,885,013	1,265,632

Condensed Statements of Cash Flows

Financial Information of Shanda Games Limited

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 2(5))
Net cash generated / (used) in operating activities	1,090	(7,603)	4,796	770
Net cash generated / (used) in investing activities	(609,701)	530,776	(533,097)	(85,568)
Net cash generated / (used) in financing activities	679,627	(769,060)	629,821	101,093
Effect of foreign exchange rate changes on cash and cash equivalents	(7,562)	(8,191)	(141)	(22)
Net increase / (decrease) in cash and cash equivalents	63,454	(254,078)	101,379	16,273
Cash and cash equivalents, beginning of year	219,751	283,205	29,127	4,675
Cash and cash equivalents, end of year	283,205	29,127	130,506	20,948

Organization and Nature of Operations (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
Sep. 30, 2009
Organization and Nature of Operations [Line Items]
Net proceeds from IPO	$ 152.5
ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	83,500,000
Market value of shares	$ 12.5
Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	167,000,000
The Company [Member] | ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	13,043,500
The Company [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	26,087,000
A Direct Wholly-owned Subsidiary of Shanda [Member] | ADS [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	70,456,500
A Direct Wholly-owned Subsidiary of Shanda [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
IPO, number of shares issued in transaction	140,913,000

Principal Accounting Policies (Basis of Preparation) (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Corporate expense (expense reversal) allocation	(3,467)	7,008	8,183

Principal Accounting Policies (Consolidation) (Narrative) (Details)	12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Aug. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 31, 2010 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] Equity Disposition Agreements [Member]	Dec. 31, 2012 VIEs [Member] Business Operation Agreements [Member]	Dec. 31, 2012 VIEs [Member] Exclusive Consulting and Service Agreements [Member]
Variable Interest Entity [Line Items]
Interest-free loans to shareholders of the VIEs		59,900,000	30,100,000	30,100,000
Fees provided		2,462,500,000	2,363,200,000	2,313,800,000
Initial term of agreements											20 years	20 years	20 years
Earliest expiration date of agreements											Jul 1, 2028	Jul 1, 2028	Jul 1, 2028
Total assets of the consolidated VIEs								2,182,600,000	2,109,500,000
Accounts payable								473,600,000	200,400,000
Amounts due to related parties								69,200,000	411,600,000
Deferred revenue								68,700,000	136,800,000
Taxes payable								58,500,000	90,500,000
Other payables and accruals	81,621,000	508,533,000	415,977,000					257,600,000	239,800,000
Deferred tax liabilities		155,936,000	333,096,000					20,000,000	26,100,000
Total liabilities of the consolidated VIEs								947,600,000	1,105,200,000
Total equity of the consolidated VIEs	691,058,000	4,305,356,000	3,603,028,000	4,258,814,000	3,025,544,000			1,235,000,000	1,004,300,000
Registered capital and PRC statutory reserves								746,900,000	350,100,000
Net revenues of the consolidated VIEs	751,536,000	4,682,145,000	5,281,896,000	4,504,708,000				4,299,200,000	4,985,700,000	4,317,700,000
Cost of revenues of the consolidated VIEs	274,699,000	1,711,403,000	2,055,951,000	1,837,182,000				3,439,000,000	4,056,900,000	3,633,400,000
Net income of the consolidated VIEs	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000				215,800,000	230,500,000	206,900,000
Investment amount with agreement						500,000,000
Contributed Amount to Shengzixin Fund							250,000,000

Principal Accounting Policies (Convenience Translation) (Narrative) (Details)	Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Exchange rate of U.S. dollar to RMB	6.2301

Principal Accounting Policies (Short-term Investments) (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Dec. 31, 2012 KRW [Member] CNY	Dec. 31, 2012 KRW [Member] KRW
Short-term Investments [Line Items]
Short-term investments pledged for bank borrowings					1,521,600,000	902,900,000	277,800,000	47,500,000,000
Bank borrowings, pledged by short-term investments	$ 237,940,000	1,482,387,000	858,849,000	0	1,482,300,000	858,800,000	250,300,000	42,800,000,000

Principal Accounting Policies (Marketable Securities) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Unrealized (loss) / gain on marketable securities	$ 543	3,384	(1,540)	(3,842)

Principal Accounting Policies (Investment in Affiliated Companies) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses on equity method investments	$ 7,500,000	$ 5,600,000	0

Principal Accounting Policies (Plant and Equipment, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer Equipment [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Improvements [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and Fixtures [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Motor Vehicles [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years

Principal Accounting Policies (Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Upfront Licensing Fees [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	7 years
Upfront Licensing Fees [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Software and Copyrights [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Software and Copyrights [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	1 year
Software Technologies [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	6 years
Software Technologies [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	0.5 year
Game Engines [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Game Engines [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Non-compete Agreements [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Non-compete Agreements [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2.5 years
Customer Databases [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5.5 years
Customer Databases [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Trademarks [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Trademarks [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
In-progress Research and Development [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	Indefinite life and subject to impairment testing until completed or abandoned
Indefinite-lived intangible assets, gross	6,000,000	[1]	95,218,000	[1]
Accumulated impairment of indefinite-lived intangible assets	6,000,000
Indefinite-lived intangible assets, reclassified	89,200,000		0
Net book value of indefinite-lived intangible assets	0

[1]	Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.

Principal Accounting Policies (Goodwill) (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Goodwill, impairment loss	0	0	0

Principal Accounting Policies (Other Long-term Assets) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Prepayments in respect of upfront licensing fees	171.1	309.6
Receivables from independent online game companies	21.4	17

Principal Accounting Policies (Impairment of Long-Lived Assets and Intangible Assets) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Impairment losses of intangible assets	$ 0	0	23,216,000	0
Impairment losses of other long-term assets	2,414,000	15,041,000	49,574,000	10,173,000
Remaining basis in the written-off assets		0

Principal Accounting Policies (Revenue Recognition) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition [Line Items]
Overseas game revenues	274.9	229.9	104.6
Advertising revenues	18.6	56	59.1
Shengqu [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	6.00%
Lansha [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	6.00%
PRC Subsidiaries [Member] | Maximum [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	5.00%
Value added tax rate	17.00%
PRC Subsidiaries [Member] | Minimum [Member]
Revenue Recognition [Line Items]
Applicable business tax rate	3.00%
Value added tax rate	3.00%

Principal Accounting Policies (Sales and Marketing) (Narrative) (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Advertising and marketing promotion expenses	165.4	169.5	199.3

Principal Accounting Policies (Statutory Reserves) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2011 CNY	Dec. 31, 2011 KRW	Dec. 31, 2010 CNY	Dec. 31, 2010 KRW	Dec. 31, 2012 PRC Subsidiaries [Member]	Dec. 31, 2012 VIEs [Member]	Dec. 31, 2012 Actoz [Member]	Dec. 31, 2012 Eyedentity [Member]
Statutory Reserves [Line Items]
Percentage rate of after tax profit, annul appropriation, statutory reserve	10.00%	10.00%					10.00%	10.00%
Percentage rate of registered capital, statutory reserve reached, appropriation not required							50.00%	50.00%
Total appropriation of statutory reserve	2,700,000		5,500,000		14,500,000
Percentage of cash dividends, annul appropriation, legal reserves, minimum									10.00%	10.00%
Percentage rate of issued capital stock, legal reserve reached, appropriation not required									50.00%	50.00%
Total appropriation of legal reserve	3,800,000	648,900,000		0		0

Principal Accounting Policies (Dividends) (Narrative) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2011 USD ($)	Nov. 30, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Nov. 30, 2011 Ordinary Shares [Member] USD ($)	Nov. 30, 2011 ADS [Member] USD ($)
Dividends Payable [Line Items]
Cash dividends declared	$ 289,700,000	1,823,300,000			1,823,314,000	$ 0
Cash dividends per share, declared							$ 0.51	$ 1.02
Cash dividends paid			286,800,000	1,810,000,000
Cash dividends paid to Shanda			$ 208,600,000

Principal Accounting Policies (Fair Value Measurements) (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] CNY	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - Common stock					7,221,000	3,837,000	7,221,000	3,837,000	0	0	0	0
Derivative liability- foreign currency forward contracts (included in "Other payables and accruals" in balance sheet)		(9,312,000)	0		(9,312,000)		0		(9,312,000)		0
Transfers between fair value measurements categorized as level 1 or level 2		0
Impairment losses of intangible assets	0	0	23,216,000	0									0	23,200,000	0
Impairment losses of other long-term assets	$ 2,414,000	15,041,000	49,574,000	10,173,000									15,000,000	49,600,000	10,200,000

Business Combinations (Acquisition Completed in 2012) (Narrative) (Details) (eFusion [Member])	1 Months Ended
	Jul. 31, 2012 CNY	Jul. 31, 2012 EUR (€)
Business Acquisition [Line Items]
Percentage of equity interest acquired	70.00%	70.00%
Cost of acquired entity, cash paid	18,400,000	€ 2,300,000
Acquired intangible asset, amount	12,300,000
Weighted average amortization period for identifiable intangible assets acquired	5 years	5 years
Goodwill associated with acquisition, amount	700,000
Non-controlling interest arising from acquisition	5,500,000

Business Combinations (Acquisition Completed in 2011) (Narrative) (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 08, 2010 CNY	Apr. 30, 2011 A Game Operating Company [Member] CNY	Apr. 30, 2011 A Game Operating Company [Member] USD ($)
Business Acquisition [Line Items]
Percentage of equity interest acquired							51.85%
Cost of acquired entity, cash paid						18,900,000	$ 3,000,000
Cost of acquired entity, liabilities incurred					48,800,000	10,400,000
Acquired intangible asset, amount						25,700,000
Weighted average amortization period for identifiable intangible assets acquired						4 years 4 months 24 days
Goodwill associated with acquisition, amount						5,200,000
Redeemable non-controlling interests redemption value accretion	0	0	(558,000)	0		600,000
Redeemable non-controlling interests redemption value	$ 2,243,000	13,971,000	13,971,000			14,000,000

Business Combinations (Acquisition Completed in 2010 - Goldcool) (Narrative) (Details) (Goldcool [Member], CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Total purchase consideration		120,000
Weighted average amortization period for identifiable intangible assets acquired	7 years 2 months 12 days
Goodwill		25,077
Purchased In-progress Research and Development with Indefinite Life [Member]
Business Acquisition [Line Items]
Acquired indefinite-lived intangible asset, amount		23,870

Business Combinations (Acquisition Completed in 2010 - Mochi) (Narrative) (Details)	12 Months Ended			0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Accumulated Other Comprehensive Income [Member] CNY	Jan. 15, 2010 Mochi [Member] USD ($)	Jan. 15, 2010 Mochi [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Additional Paid-in Capital [Member] CNY	Mar. 31, 2012 Mochi [Member] Shanda Online [Member] Accumulated Other Comprehensive Income [Member] CNY	Jan. 15, 2010 Mochi [Member] Stock Options [Member] USD ($)	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member]	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member] Maximum [Member]	Jan. 15, 2010 Mochi [Member] Restricted Stock [Member] Minimum [Member]	Jan. 15, 2010 Mochi [Member] Class A Ordinary Shares [Member] USD ($)
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%	100.00%
Total purchase consideration				$ 64,300,000	438,593,000
Cost of acquired entity, cash paid				60,700,000
Number of shares issued													622,222
Fair value of shares issued													3,300,000
Number of options granted in period									962,963
Fair value of options granted in period									300,000
Number of restricted shares granted in period										2,068,219
Award vesting period											4 years	2 years
Weighted average amortization period for identifiable intangible assets acquired				14 years 1 month 6 days	14 years 1 month 6 days
Goodwill					163,617,000
Percentage of equity interest transferred						100.00%
Percentage of equity interest of shanda online acquired in exchange for transfer of Mochi						6.20%
Net carrying amount of deconsolidated subsidiary - Mochi						370,700,000
Investment in affiliated companies						127,400,000
Contribution to Shanda related to disposition of Mochi Media, Inc.	(243,362,000)	(243,972,000)	610,000			(243,400,000)	(244,000,000)	600,000

Business Combinations (Acquisition Completed in 2010 - Eyedentity) (Narrative) (Details)	12 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended							0 Months Ended
	Dec. 31, 2012 CNY	Nov. 08, 2010 CNY	Dec. 31, 2012 Non-controlling interests [Member] CNY	Dec. 31, 2011 Non-controlling interests [Member] CNY	Dec. 31, 2010 Non-controlling interests [Member] CNY	Sep. 01, 2010 Eyedentity [Member] USD ($)	Sep. 01, 2010 Eyedentity [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2011 Eyedentity [Member] CNY	Dec. 31, 2010 Eyedentity [Member] CNY	Oct. 10, 2012 Games International [Member] Eyedentity [Member] CNY	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] CNY	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] USD ($)	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] CNY	Dec. 31, 2012 Actoz [Member] Eyedentity [Member] KRW	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] USD ($)	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] KRW	Oct. 10, 2012 Actoz [Member] Eyedentity [Member] Non-controlling interests [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%	100.00%
Total purchase consideration						$ 76,500,000	520,799,000
Non-contingent purchase consideration		48,800,000					10,000,000
Amount to purchase all outstanding stock options issued						2,800,000
Amount to purchase all outstanding stock options issued, pre-combination services						1,600,000
Amount to purchase all outstanding stock options issued, post-combination services						1,100,000
Amount to be paid to shareholders if they continue to provide service in three years after acquisition						15,900,000	98,900,000
Expense accrued for shareholders in acquisition activity								33,100,000	29,600,000	14,800,000
Weighted average amortization period for identifiable intangible assets acquired						6 years 8 months 12 days	6 years 8 months 12 days
Goodwill							123,425,000
Ownership percentage											100.00%					51.00%	51.00%
Number of common shares disposed											532,066
Percentage of common shares disposed											20.50%
Cash consideration for disposed equity interest												643,700,000				106,600,000	113,500,000,000
Initial payment													53,900,000	339,900,000	60,000,000,000
Capital gains tax and securities transaction tax													11,700,000	73,700,000	13,000,000,000
Second installment payment													48,200,000	303,800,000	53,600,000,000
Interest rate for second installment payment per annum													3.70%	3.70%	3.70%
Percentage of net assets de-recognized											20.50%
De-recognition assets											111,300,000
Contribution to Games International											532,400,000
Non-controlling interest of Actoz																		49.00%
Contribution by noncontrolling shareholders and tax expenses charged to equity related to transfer of a portion of subsidiary Eyedentity's equity from Shanda Games International to Actoz	37,336,000		260,077,000	0	0													260,000,000
Transaction-related capital gains tax, attributable to controlling interest												36,400,000
Transaction-related capital gains tax, attributable to non-controlling interest												37,300,000

Business Combinations (Acquisition Completed in 2010 - Purchase Price Allocation) (Details) In Thousands, unless otherwise specified	Dec. 31, 2009 Goldcool [Member] CNY	Jan. 31, 2010 Goldcool [Member] Trademarks [Member]	Dec. 31, 2009 Goldcool [Member] Trademarks [Member] CNY	Dec. 31, 2009 Goldcool [Member] Software Technology [Member] CNY	Jan. 31, 2010 Goldcool [Member] Software Technology [Member] Maximum [Member]	Jan. 31, 2010 Goldcool [Member] Software Technology [Member] Minimum [Member]	Jan. 31, 2010 Goldcool [Member] Customer Databases [Member]	Dec. 31, 2009 Goldcool [Member] Customer Databases [Member] CNY	Jan. 15, 2010 Mochi [Member] USD ($)	Jan. 15, 2010 Mochi [Member] CNY	Jan. 15, 2010 Mochi [Member] Trademarks [Member] CNY	Jan. 15, 2010 Mochi [Member] Software Technology [Member] CNY	Sep. 01, 2010 Eyedentity [Member] USD ($)	Sep. 01, 2010 Eyedentity [Member] CNY	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] CNY	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] Maximum [Member]	Sep. 01, 2010 Eyedentity [Member] Software Technology [Member] Minimum [Member]	Sep. 01, 2010 Eyedentity [Member] Non-compete Agreements [Member] CNY
Business Acquisition [Line Items]
Cash	26,730									35,193				25,600
Other assets	14,817									17,470				55,752
Identifiable intangible assets			9,410	41,560				6,370			218,442	184,310			356,189			13,621
Identifiable intangible assets, Amortization Period		20 years			6 years	3 years	5 years				20 years	7 years				10 years	6 years	3 years
Purchased in-progress research and development	23,870													89,218
Deferred tax liabilities	(17,084)									(161,101)				(102,693)
Goodwill	25,077									163,617				123,425
Current liabilities	(10,750)									(15,220)				(40,313)
Long term liabilities										(4,118)
Purchase price	120,000								$ 64,300	438,593			$ 76,500	520,799

Business Combinations (Acquisition Completed in 2010 - Pro Forma Information) (Details) (CNY)	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information [Abstract]
Net revenues	4,525,472,000
Net income	1,285,234,000
Earnings per ordinary share
Basic	2.25
Diluted	2.25
Pro forma net income (loss), amortization of identifiable intangible assets	14,400,000
Pro forma net income (loss), amortization of deferred tax liabilities	3,500,000

Business Combinations (Acquisition Completed in 2010 - Other Acquisitions) (Narrative) (Details) (A Global Micropayment Solution Provider [Member]) In Millions, unless otherwise specified	1 Months Ended
	Jul. 31, 2010 USD ($)	Jul. 31, 2010 CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Total purchase consideration in cash	$ 2.5	17
Acquired intangible asset, amount		13.7
Weighted average amortization period for identifiable intangible assets acquired	15 years 2 months 12 days	15 years 2 months 12 days

Other Income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER INCOME [Abstract]
Government financial incentives		146,273	184,961	232,302
Foreign exchange (loss) / gain		(3,408)	25,852	(5,164)
Loss recognized on foreign currency forward contracts	(3,608)	(22,476)	0	0
Bank charges		(18,823)	(10,296)	(410)
Donation expenses		(182)	(1,092)	(5,812)
Others		(10,247)	(5,175)	6,007
Other income	$ 14,629	91,137	194,250	226,923

Taxation (Narrative) (Details)	12 Months Ended						12 Months Ended									12 Months Ended												12 Months Ended																											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2011 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2010 PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2012 Korea Income Tax Law [Member] CNY	Dec. 31, 2012 Korea Income Tax Law [Member] KRW	Dec. 31, 2011 Korea Income Tax Law [Member]	Dec. 31, 2010 Korea Income Tax Law [Member]	Dec. 31, 2012 Korea Income Tax Law [Member] Maximum [Member]	Dec. 31, 2012 Korea Income Tax Law [Member] Minimum [Member]	Dec. 31, 2012 The Company [Member] CNY	Dec. 31, 2011 The Company [Member] CNY	Dec. 31, 2010 The Company [Member] CNY	Dec. 31, 2012 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2011 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2010 Subsidiaries Incorporated in Hong Kong [Member]	Dec. 31, 2012 Games International [Member]	Dec. 31, 2011 Games International [Member]	Dec. 31, 2010 Games International [Member]	Dec. 31, 2012 eFusion [Member]	Dec. 31, 2012 Shengji [Member] PRC Corperate Income Tax Law [Member] CNY	Dec. 31, 2012 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2011 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2010 Actoz [Member] Korea Income Tax Law [Member]	Dec. 31, 2012 Eyedentity [Member]	Dec. 31, 2012 Eyedentity [Member] Korea Income Tax Law [Member] CNY	Dec. 31, 2011 Eyedentity [Member] Korea Income Tax Law [Member] CNY	Dec. 31, 2010 Eyedentity [Member] Korea Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Shengqu [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Shanghai Shulong [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2013 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2008 High and New Technology Enterprises [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 High and New Technology Enterprises [Member] Lansha [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 High and New Technology Enterprises [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2009 Software Development Enterprise [Member] Chengdu Aurora [Member] PRC Corperate Income Tax Law [Member]	Apr. 30, 2010 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2012 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2011 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]	Dec. 31, 2010 Software Development Enterprise [Member] Shengji [Member] PRC Corperate Income Tax Law [Member]
Income Tax and Tax Rate [Line Items]
Withholding income tax accrued				54,500,000	116,500,000	0							0	0	0													5,500,000	17,500,000
Applicable tax rate																16.50%	16.50%	16.50%	17.00%	17.00%	17.00%	15.00%		24.20%	24.20%	24.20%		24.20%	24.20%	24.20%								25.00%	25.00%												15.00%	12.50%	12.50%			15.00%	25.00%	0.00%
Unified income tax rate	25.00%	25.00%	25.00%	25.00%			11.00%	11.00%	11.00%	11.00%
Preferential income tax rate																															15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%							12.50%
Time interval of high and new technology enterprises qualification re-assessment																															3 years
Expired date of preferential income tax rate entitlement																																					Dec 31, 2010					Dec 31, 2010						Dec 31, 2010	Dec 31, 2012			Dec 31, 2011	Dec 31, 2011	Dec 31, 2011
Income tax exemption period																																																							2 years
Preferential income tax rate period																																																	3 years	3 years				3 years	3 years
Tax reduction rate																																																				50.00%	50.00%	50.00%	50.00%
Effective date of preferential income tax rate entitlement																																																							Jan 1, 2009
Additional tax charges																							21,900,000
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%			15.00%	15.00%
Withholding income tax rate on dividends, foreign invested enterprises to Hong Kong holding companies				5.00%
Income tax rate in Korea, if taxable income greater than KRW 200 million							24.20%	24.20%	24.20%	24.20%
Withholding income tax rate on dividends, foreign invested enterprises to Singapore holding companies											10.00%																	10.00%
Preferential qualification, withholding income tax rate on dividends, percentage of shares of foreign invested enterprise owned by foreign investor directly												25.00%
Percentage of common shares disposed																											20.50%
Tax credit carry forwards, expire in 2015							75,800,000	12,960,000,000
Tax credit carry forwards, expire in 2016							55,800,000	9,539,000,000
Tax credit carry forwards, expire in 2017							66,000,000	11,287,000,000
Tax credit carry forwards, expire in 2018							3,200,000	555,000,000

Taxation (Earnings before Income Tax, Domestic and Foreign) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2011 PRC Mainland Entities [Member] CNY	Dec. 31, 2010 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2011 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2010 Non-PRC Mainland Entities [Member] CNY
Earnings before Income Tax, Domestic and Foreign [Line Items]
Earnings before income taxes	$ 253,019	1,576,338	1,781,271	1,610,395	1,583,250	1,662,221	1,640,669	(6,912)	119,050	(30,274)

Taxation (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2011 PRC Mainland Entities [Member] CNY	Dec. 31, 2010 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2011 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2010 Non-PRC Mainland Entities [Member] CNY
Components of Income Tax Expense [Line Items]
Current income tax expense		380,230	401,062	310,118	267,397	302,621	237,793	112,833	98,441	72,325
Deferred income tax expense (benefit)		(21,428)	(49,762)	(9,766)	12,505	(14,962)	4,584	(33,933)	(34,800)	(14,350)
Withholding tax		59,960	133,978	0	0	0	0	59,960	133,978	0
Income tax expense	$ 67,216	418,762	485,278	300,352	279,902	287,659	242,377	138,860	197,619	57,975

Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of qualified lower tax rates awarded to certain PRC entities	(8.00%)	(8.00%)	(12.00%)
Tax rate effect related to overseas subsidiaries	0.00%	0.00%	0.00%
Effect of withholding taxes	4.00%	8.00%	0.00%
Effect of change in valuation allowance	3.00%	1.00%	4.00%
Non-deductible expenses incurred in PRC	0.00%	1.00%	1.00%
Tax paid for the sale of equity interests in Eyedentity to Actoz	2.00%	0.00%	0.00%
Others	1.00%	0.00%	1.00%
Effective income tax rate	27.00%	27.00%	19.00%

Taxation (Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Aggregate effect	131,127	145,224	195,935
Basic ordinary share effect	0.24	0.26	0.34
Diluted ordinary share effect	0.24	0.26	0.34

Taxation (Components of Deferred Tax Assets and Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Licensing fees and related costs and deferred revenues	29,704	31,317
Temporary differences related to deductible expenses	54,903	42,831
Other temporary differences	19,317	37,803
Foreign tax credits of Actoz and Eyedentity	200,264	174,938
Development costs	1,563	3,433
Less: Valuation allowance	(215,080)	(189,219)
Total deferred tax assets, net of valuation allowance	90,671	101,103
Deferred tax liabilities
Intangible assets arising from business combinations	102,420	260,186
Withholding taxes	53,516	72,910
Total deferred tax liabilities	155,936	333,096

Taxation (Movement of Valuation Allowance) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Balance at beginning of year	189,219	180,169	123,949
Current year additions	37,172	9,050	56,220
Current year disposal due to divestitures	(11,311)	0	0
Balance at end of year	215,080	189,219	180,169

Earnings Per Share (Schedule of Calculation of Numerator and Denominator in Earnings Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to Shanda Games Limited's ordinary shareholders for basic and diluted earnings	$ 178,717	1,113,430	1,264,316	1,288,821
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	554,813,612	554,813,612	567,138,809	570,645,594
Dilutive effect of share options	28,461	28,461	39,884	149,463
Denominator for diluted calculation	554,842,073	554,842,073	567,178,693	570,795,057
Net income per ordinary share attributable to Shanda Games Limited's shareholders -basic	$ 0.32	2.01	2.23	2.26
Net income per ordinary share attributable to Shanda Games Limited's shareholders -diluted	$ 0.32	2.01	2.23	2.26

Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNING PER SHARE [Abstract]
Outstanding weighted average stock options and restricted shares excluded from calculation of diluted earnings per common share	27,646,400	30,448,623	33,587,516

Cash and Cash Equivalents (Details) (Variable Interest Entity, Primary Beneficiary [Member]) In Millions, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] CNY	Dec. 31, 2011 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] CNY	Dec. 31, 2012 KRW [Member] CNY	Dec. 31, 2012 KRW [Member] KRW	Dec. 31, 2011 KRW [Member] CNY	Dec. 31, 2011 KRW [Member] KRW
Cash and Cash Equivalents [Line Items]
Cash balances	536.2	$ 56.1	352.7	$ 96.1	605	83.1	14,214.9	61.8	10,568

Accounts Receivable (Accounts Receivable, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable		112,482	75,866
Less: Allowance for doubtful accounts		(6,636)	(3,109)	(3,919)	(2,041)
Accounts receivable, net	$ 16,989	105,846	72,757

Accounts Receivable (Movement of Allowance for Doubtful Accounts, Net) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE [Abstract]
Balance at beginning of year	3,109	3,919	2,041
Add: Current year additions	3,696	1,752	3,420
Less: Current year reversal	0	0	(30)
Current year write-offs	(204)	(2,137)	(1,512)
Foreign currency translation	35	(425)	0
Balance at end of year	6,636	3,109	3,919

Investments in Affiliated Companies (Schedule of Investments in Affiliates, Schedule of Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2011 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2010 Beijing Chenkang Technology Co., Ltd.("Beijing Chenkang") [Member] CNY	Dec. 31, 2012 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2011 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2010 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2009 Shanghai Maishi Information Technology Co., Ltd. ("Shanghai Maishi") [Member] CNY	Dec. 31, 2012 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2011 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2010 WIP-KIF MCI Investment Fund("MCI Investment Fund") [Member] CNY	Dec. 31, 2012 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2011 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2010 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2009 Chengdu Awata Network Technology Co., Ltd. ("Chengdu Awata") [Member] CNY	Dec. 31, 2012 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2011 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2010 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2009 Beijing Yicheng Tianxia Technology Co., Ltd. ("Beijing Yicheng Tianxia") [Member] CNY	Dec. 31, 2012 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2011 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2010 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2009 Anipark Co., Ltd. ("Anipark") [Member] CNY	Dec. 31, 2012 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2011 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2010 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2009 Shanghai Lantian Information Technology Co., Ltd. ("Shanghai Lantian") [Member] CNY	Dec. 31, 2012 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2011 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2010 Shanghai Shimai Information Technology Co., Ltd.("Shanghai Shimai") [Member] CNY	Dec. 31, 2012 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2011 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2010 Shanghai Siyuan Digital Technology Co.,Ltd. ("Shanghai Siyuan") [Member] CNY	Dec. 31, 2012 Shanghai Qiyu Information Technology Co., Ltd. ("Shanghai Qiyu") [Member] CNY	Dec. 31, 2011 Shanghai Qiyu Information Technology Co., Ltd. ("Shanghai Qiyu") [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2011 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2010 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2009 Fuzhou Lingyu Computer Technology Co., Ltd. ("Fuzhou Lingyu") [Member] CNY	Dec. 31, 2012 Xiamen Lianyu Science and Technology Co., Ltd. ("Xiamen Lianyu") [Member] CNY	Dec. 31, 2011 Xiamen Lianyu Science and Technology Co., Ltd. ("Xiamen Lianyu") [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2011 Chongqing Xiaoheiwu Technology Co., Ltd. ("Chongqing Xiaoheiwu") [Member] CNY	Dec. 31, 2012 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2011 Shanghai Shengduo Network Technology Co.,Ltd.("Shanghai Shengduo") [Member] CNY	Dec. 31, 2012 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2011 Shanghai Ningle Technology Co.,Ltd.("Shanghai Ningle") [Member] CNY	Dec. 31, 2012 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2011 AKG Investment Co., Ltd. ("AKGI fund") [Member] CNY	Dec. 31, 2012 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2011 Fuzhou Shudong Network Technology Co.,Ltd. ("Fuzhou Shudong") [Member] CNY	Dec. 31, 2012 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2011 Chengdu Yunyou Network Technology Co.,Ltd. ("Chengdu Yunyou") [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2009 Others [Member] CNY	Dec. 31, 2012 Others [Member] Maximum [Member]	Dec. 31, 2012 Others [Member] Minimum [Member]	Dec. 31, 2012 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2010 Zhejiang Shengwang Huashi Technology Co.,Ltd("Zhejiang Shengwang") [Member] CNY	Dec. 31, 2012 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2011 Shanda Online Entertainment Limited ("Shanda Online") [Member] CNY	Dec. 31, 2012 Giant Dream Co., Ltd.("Giant") [Member] CNY	Dec. 31, 2011 Giant Dream Co., Ltd.("Giant") [Member] CNY
Schedule of Investments [Line Items]
Investment in affiliated companies	$ 30,004	186,926	37,882	31,452	8,703	8,722	9,820	0	4,237	4,578	5,229	0	5,912	4,186	0	0	3,989	5,000	0	0	3,460	7,842	0	1,550	3,077	3,023	6,751	0	2,690	2,866	0	1,181	2,050	0	1,916	1,941	0	0	829	0	319	319	319	0	297	0	38	8,842	0	8,759	0	5,783	0	1,675	0	1,277	0	312	8	38	176			600	600	0	127,387	0	8,773	0
Percentage ownership						25.00%			20.00%				27.00%			20.00%				40.00%				11.00%				23.00%				25.00%			20.00%			20.00%		30.00%				30.00%		23.00%		40.00%		40.00%		17.00%		30.00%		30.00%						40.00%	20.00%	6.00%			6.00%		8.00%

Investments in Affiliated Companies (Movement of Investments in Affiliates) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Beijing Chenkang [Member] CNY	Dec. 31, 2011 Beijing Chenkang [Member] CNY	Dec. 31, 2012 Shanghai Maishi [Member] CNY	Dec. 31, 2011 Shanghai Maishi [Member] CNY	Dec. 31, 2010 Shanghai Maishi [Member] CNY	Dec. 31, 2012 MCI Investment Fund [Member] CNY	Dec. 31, 2011 MCI Investment Fund [Member] CNY	Dec. 31, 2012 Chengdu Awata [Member] CNY	Dec. 31, 2011 Chengdu Awata [Member] CNY	Dec. 31, 2010 Chengdu Awata [Member] CNY	Dec. 31, 2012 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2011 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2010 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2012 Anipark [Member] CNY	Dec. 31, 2011 Anipark [Member] CNY	Dec. 31, 2010 Anipark [Member] CNY	Dec. 31, 2011 Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan") [Member] CNY	Dec. 31, 2010 Shijiazhuang Hailan Online Game Development Co., Ltd. ("Shijiangzhuang Hailan") [Member] CNY	Dec. 31, 2012 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shanghai Lantian [Member] CNY	Dec. 31, 2010 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shenzhen Youyou Digital Technology Co., Ltd.("Shenzhen Youyou") [Member] CNY	Dec. 31, 2010 Shenzhen Youyou Digital Technology Co., Ltd.("Shenzhen Youyou") [Member] CNY	Dec. 31, 2012 Shanghai Shimai [Member] CNY	Dec. 31, 2011 Shanghai Shimai [Member] CNY	Dec. 31, 2012 Shanghai Siyuan [Member] CNY	Dec. 31, 2011 Shanghai Siyuan [Member] CNY	Dec. 31, 2012 Shanghai Qiyu [Member] CNY	Dec. 31, 2011 Shanghai Qiyu [Member] CNY	Dec. 31, 2010 Shanghai Qiyu [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu [Member] CNY	Dec. 31, 2011 Fuzhou Lingyu [Member] CNY	Dec. 31, 2010 Fuzhou Lingyu [Member] CNY	Dec. 31, 2012 Xiamen Lianyu [Member] CNY	Dec. 31, 2011 Xiamen Lianyu [Member] CNY	Dec. 31, 2010 Xiamen Lianyu [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2011 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2010 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2012 Shanghai Shengduo [Member] CNY	Dec. 31, 2012 Shanghai Ningle [Member] CNY	Dec. 31, 2012 AKGI fund [Member] CNY	Dec. 31, 2012 Fuzhou Shudong [Member] CNY	Dec. 31, 2012 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Suzhou Shengyou Network Development Co., Ltd [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang [Member] CNY	Dec. 31, 2012 Shanda Online [Member] CNY	Dec. 31, 2012 Giant [Member] CNY
Schedule of Investments [Line Items]
Investment in affiliated companies, Beginning balance	37,882	31,452	8,703	$ 30,004	9,820	0	4,578	5,229	0	4,186	0	3,989	5,000	0	3,460	7,842	0	3,077	3,023	6,751	3,661	0	2,690	2,866	0	2,197	123	2,050	0	1,941	0	829	829	829	319	319	319	297	297	505	38	151	0	0	0	0	0	0	0	8	38	176	600	0	0	0
Investments	167,088	18,974	28,002		0	10,000	0	0	4,800	2,247	4,324	0	0	5,000	0	0	8,000	0	0	0	0	4,000	0	0	3,000	0	3,000	0	1,733	0	2,000	0	0	0	0	0	0	0	0	0	0	0	0	10,000	9,000	5,655	2,000	1,400	1,000	65	317	202	0	600	127,387	8,334
Share of Profits /(Losses)	(11,679)	(4,413)	(5,376)		(1,098)	(180)	(341)	(651)	429	(892)	(171)	(325)	(1,011)	0	(3,460)	(4,382)	(158)	(1,616)	2,386	(3,851)	(267)	(339)	(47)	(176)	(134)	0	(926)	(869)	317	(25)	(59)	0	0	0	0	0	0	(297)	0	(208)	(38)	(113)	151	(1,158)	(241)	(63)	(325)	(123)	(1,000)	239	(106)	(340)	0	0	0	0
Impairment	(7,455)	(5,591)			0	0	0	0		0	0	(3,664)	0		0	0		0	0		(3,394)		(2,643)	0		(2,197)		0	0	0	0	(829)	0		(319)	0		0	0		0	0		0	0	0	0	0	0	0	0		0	0	0	0
Other Equity Movement	1,090	(2,540)	123		0	0	0	0	0	371	33	0	0	0	0	0	0	89	(2,332)	123	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	191	0	0	0	0	(241)	0	0	0	0	439
Investment in affiliated companies, Ending balance	186,926	37,882	31,452	$ 30,004	8,722	9,820	4,237	4,578	5,229	5,912	4,186	0	3,989	5,000	0	3,460	7,842	1,550	3,077	3,023	0	3,661	0	2,690	2,866	0	2,197	1,181	2,050	1,916	1,941	0	829	829	0	319	319	0	297	297	0	38	151	8,842	8,759	5,783	1,675	1,277	0	312	8	38	600	600	127,387	8,773

Property and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Computer Equipment [Member] CNY	Dec. 31, 2011 Computer Equipment [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY	Dec. 31, 2011 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Furniture and Fixtures [Member] CNY	Dec. 31, 2011 Furniture and Fixtures [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY
Property and Equipment [Line Items]
Property and equipment, gross					378,837	422,983	38,329	22,757	30,505	29,493	5,958	10,500
Less: Accumulated depreciation		(264,561)	(255,258)
Net book value	30,348	189,068	230,475
Depreciation expense	$ 13,306	82,897	74,439	57,017

Intangible Assets (Schedule of Intangible Assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2011 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2012 Software, Copyrights and Others [Member] CNY	Dec. 31, 2011 Software, Copyrights and Others [Member] CNY	Dec. 31, 2012 Software Technologies [Member] CNY		Dec. 31, 2011 Software Technologies [Member] CNY		Dec. 31, 2012 Non-compete Agreements [Member] CNY	Dec. 31, 2011 Non-compete Agreements [Member] CNY	Dec. 31, 2012 Trademarks [Member] CNY	Dec. 31, 2011 Trademarks [Member] CNY	Dec. 31, 2012 Customer Databases [Member] CNY	Dec. 31, 2011 Customer Databases [Member] CNY	Dec. 31, 2012 In-progress Research and Development with Indefinite Life [Member] CNY		Dec. 31, 2011 In-progress Research and Development with Indefinite Life [Member] CNY
Intangible Assets [Line Items]
Gross carrying amounts		1,579,963,000	1,809,615,000	553,580,000	473,471,000	153,946,000	145,184,000	724,100,000	[1]	833,349,000	[1]	34,848,000	34,848,000	94,181,000	308,492,000	19,308,000	14,271,000
Less: accumulated amortization		(964,415,000)	(867,345,000)	(441,877,000)	(397,888,000)	(122,936,000)	(114,183,000)	(343,422,000)		(293,206,000)		(21,321,000)	(16,780,000)	(26,144,000)	(40,984,000)	(8,715,000)	(4,304,000)
Add: Gross carrying amount of intangible assets with indefinite life																		6,000,000	[1]	95,218,000	[1]
Less: accumulated impairment		(43,197,000)	(42,740,000)
Net book value	92,832,000	578,351,000	994,748,000
Indefinite-lived intangible assets, reclassified																		89,200,000		0
Accumulated impairment of indefinite-lived intangible assets																		6,000,000

[1]	Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.

Intangible Assets (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 30,224	188,298	278,375	246,579

Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
2013	155,139
2014	134,233
2015	114,835
2016	80,738
2017	33,496
Total	518,441

Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2011 Actoz [Member] CNY	Dec. 31, 2012 Chengdu Aurora [Member] CNY	Dec. 31, 2011 Chengdu Aurora [Member] CNY	Dec. 31, 2012 Shanghai Shulong [Member] CNY	Dec. 31, 2011 Shanghai Shulong [Member] CNY	Dec. 31, 2012 Chengdu Simo [Member] CNY	Dec. 31, 2011 Chengdu Simo [Member] CNY	Dec. 31, 2012 Goldcool [Member] CNY	Dec. 31, 2011 Goldcool [Member] CNY	Dec. 31, 2012 Mochi [Member] CNY	Dec. 31, 2011 Mochi [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2011 Eyedentity [Member] CNY	Dec. 31, 2012 eFusion [Member] CNY	Dec. 31, 2011 eFusion [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Goodwill [Line Items]
Goodwill, Beginning balance	492,116	486,907	$ 52,843	86,479	86,479	26,130	26,130	3,934	3,934	53,532	53,532	25,077	25,077	163,617	163,617	123,425	123,425	0	0	9,922	4,713
Acquisitions in period	718	5,209		0	0	0	0	0	0	0	0	0	0	0	0	0	0	718	0	0	5,209
Divestitures in period	(163,617)			0		0		0		0		0		(163,617)		0		0		0
Goodwill, Ending balance	329,217	492,116	$ 52,843	86,479	86,479	26,130	26,130	3,934	3,934	53,532	53,532	25,077	25,077	0	163,617	123,425	123,425	718	0	9,922	9,922

Short-term Borrowings (Short-term Borrowings, by Lender) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Merchant Bank [Member] CNY	Dec. 31, 2011 China Merchant Bank [Member] CNY	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] CNY	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] CNY	Dec. 31, 2012 Pingan Bank [Member] CNY	Dec. 31, 2011 Pingan Bank [Member] CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank of China [Member] CNY	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] USD ($)	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] KRW	Dec. 31, 2011 Citi Bank [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 237,940	1,482,387	858,849	0	0	829,829	0	8,689	0	19,000	980,538	$ 156,000	980,500	0	251,420	$ 40,000	251,400	0	250,337	250,300	42,800,000	0	92	1,331

Short-term Borrowings (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 China Minsheng Bank [Member] Minimum [Member]	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] USD ($)	Jun. 30, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] KRW	Dec. 31, 2011 Citi Bank [Member] CNY	Oct. 31, 2012 Citi Bank [Member] Maximum [Member]	Oct. 31, 2012 Citi Bank [Member] Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 237,940,000	1,482,387,000	858,849,000	0	980,538,000	$ 156,000,000	980,500,000	0			$ 40,000,000	251,400,000	251,420,000	0	250,337,000	250,300,000	42,800,000,000	0
Short-term borrowing, due date					February 2013								no later than August 2013		June 2013
Short-term borrowing, carried interest rate						6.00%	6.00%				2.90%	2.90%				3.70%	3.70%
Short-term investments pledged for bank borrowings							983,800,000					260,000,000				277,800,000	47,500,000,000
Short-term investments, carried interest rate									6.94%	5.46%	5.00%	5.00%							4.33%	3.37%

Short-term Borrowings (Movement of Short-term Borrowings) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
SHORT-TERM BORROWINGS [Abstract]
Balance at beginning of year	858,849,000	0	$ 237,940,000
Add: Current year additions	2,848,106,000	876,850,000
Current year additions from acquisition	0	2,421,000
Less: Current year repayment	(2,235,891,000)	(1,090,000)
Foreign currency translation	11,323,000	(19,332,000)
Balance at end of year	1,482,387,000	858,849,000	237,940,000
Weighted average borrowings	2,388,500,000	424,400,000

Other Payables and Accruals (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Salary and welfare payable		27,560	20,377
Accrued bonus		70,930	106,371
Unpaid rental for server software		2,938	5,810
Accrued professional service fee		15,162	12,772
Acquisition related obligation		143,374	58,771
Unpaid advertisement and promotion fee		158,667	142,911
Unpaid rental fee		13,562	153
Payables to employees relating to exercise of options		3	10,343
Interest payable		16,913	10,579
Derivative liability-foreign currency forward contracts		9,312	0
Other payables		50,112	47,890
Total	$ 81,621	508,533	415,977

Ordinary Shares (Legal Reorganization under Common Control) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended			0 Months Ended
	Jul. 01, 2008 Shanda Games (HK) [Member] Shanda [Member]	Dec. 31, 2007 Shanda Games (HK) [Member] Shanda [Member] USD ($)	Dec. 31, 2007 Shanda Games (HK) [Member] Shanda [Member] CNY	Jul. 01, 2008 The Company [Member] USD ($)	Sep. 18, 2008 The Company [Member] Shanda [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member] Before Share Swap [Member]	Jul. 01, 2008 The Company [Member] Shanda [Member] After Share Swap [Member]	Sep. 18, 2008 The Company [Member] Shanda [Member] After Share Dividend [Member] USD ($)
Ordinary Share [Line Items]
Number of ordinary shares subscribed		55,000,000	55,000,000
Par value of ordinary shares		$ 1							$ 0.01
Shares subscribed but unissued, subscriptions paid		$ 45	328.9
Total payable of subscriptions		55
Number of ordinary shares transferred	55,000,000
Number of ordinary shares in exchange						54,999,999
Number of ordinary shares Shanda owned							1	55,000,000	550,000,000
Payable on transaction due to share swap				$ 10
Number of ordinary shares declared and distributed as share dividend					495,000,000

Ordinary Shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2012	Dec. 31, 2011
Ordinary Share [Line Items]
Net proceeds from IPO	152.5
ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	83,500,000
Market value of shares	12.5
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	167,000,000
Number of ordinary shares issued		131,860,314	151,222,556
Number of ordinary shares outstanding		131,860,314	151,222,556
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		409,087,000	409,087,000
Number of ordinary shares outstanding		409,087,000	409,087,000
The Company [Member] | ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	13,043,500
The Company [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	26,087,000
Number of ordinary shares issued		131,860,314	151,222,556
Number of ordinary shares outstanding		131,860,314	151,222,556
Number of votes entitled for each ordinary share		10
The Company [Member] | Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		540,947,314
Number of ordinary shares outstanding		540,947,314
The Company [Member] | Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Number of ordinary shares issued		409,087,000	409,087,000
Number of ordinary shares outstanding		409,087,000	409,087,000
Number of votes entitled for each ordinary share		10
A Direct Wholly-owned Subsidiary of Shanda [Member] | ADS [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	70,456,500
A Direct Wholly-owned Subsidiary of Shanda [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
IPO, number of shares issued in transaction	140,913,000

Repurchase of Shares (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2011 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2011 Additional Paid-in Capital [Member] CNY	Dec. 31, 2010 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2010 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2011 Retained Earnings [Member] USD ($)	Dec. 31, 2011 Retained Earnings [Member] CNY	Dec. 31, 2010 Retained Earnings [Member] USD ($)	Dec. 31, 2010 Retained Earnings [Member] CNY
Schedule of Repurchase of Shares [Line Items]
Share repurchase program, authorized amount	$ 100	$ 150
Share repurchase program, period in force	12 months	24 months
Number of ordinary shares repurchased and retired during period			21,946,754	21,946,754	12,221,320	12,221,320	12,123,982	12,123,982
Aggregate consideration of shares repurchased and retired during period			40.4	255.4	29.2	186.3	37.8	255.9
Excess of purchase price over par value			40.1	254	29.1	185.5	37.6	255.1	6.2	39.5	3.5	22	3.1	21.1	33.9	214.5	25.6	163.5	34.5	234
Number of shares repurchased accumulated			46,292,056	46,292,056
Aggregate consideration of shares repurchased accumulated			107.4	697.6
Excess of purchase price over par value accumulated			$ 106.8	694.6					$ 12.8	82.6					$ 94	612

Non-controlling Interests (Schedule of Non-controlling Interest) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2011 Actoz [Member] CNY	Dec. 31, 2012 Other Subsidiaries [Member] CNY	Dec. 31, 2011 Other Subsidiaries [Member] CNY
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 8,558	53,310	257,158	30,720	247,775	22,590	9,383

Non-controlling Interests (Movement of Non-controlling Interest) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Noncontrolling Interest [Member] CNY		Dec. 31, 2011 Noncontrolling Interest [Member] CNY		Dec. 31, 2010 Noncontrolling Interest [Member] CNY
Noncontrolling Interest [Line Items]
Balance at beginning of year		257,158,000			257,158,000		238,864,000		205,886,000
Add: Non-controlling interests arising from business combination		5,533,000	4,062,000	6,451,000	5,533,000		4,062,000		6,451,000
Capital contribution to subsidiaries by non-controlling interest		7,116,000			7,116,000	[1]	0	[1]	0	[1]
Net income attributable to non-controlling interests	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000	23,165,000		21,115,000		15,846,000
Share-based compensation of subsidiaries		42,483,000	90,972,000	105,927,000	8,886,000		8,326,000		5,020,000
Exercise of share options of a subsidiary		9,642,000	6,790,000	4,287,000	4,920,000		5,349,000		3,848,000
Less: Currency translation adjustments of subsidiaries		27,717,000	(53,052,000)	6,277,000	9,444,000		(19,586,000)		1,813,000
Contribution by non-controlling shareholders and tax expense charged to equity related to transfer of a portion of Eyedentity's equity from Games International to Actoz		(37,336,000)			(260,077,000)		0		0
Disposal of subsidiaries		(2,835,000)			(2,835,000)		0		0
Change of equity in an affiliated company of a subsidiary			(1,995,000)		0		(972,000)		0
Balance at the end of year	8,558,000	53,310,000	257,158,000		53,310,000		257,158,000		238,864,000
Capital contribution to subsidiaries by controlling interest		15,200,000

[1]	Capital contribution to subsidiaries by non-controlling interests mainly represented capital contributions from non-controlling interests to subsidiaries which are majority-owned. The group contributed a total amount of RMB15.2 million to such subsidiaries for its controlling interests.

Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Narrative) (Details)	12 Months Ended																	3 Months Ended					10 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended	2 Months Ended
	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2011 Shanda [Member] CNY	Dec. 31, 2010 Shanda [Member] CNY	Dec. 31, 2012 The Company [Member] CNY	Dec. 31, 2011 The Company [Member] CNY	Dec. 31, 2010 The Company [Member] CNY	Dec. 31, 2012 The Company [Member] Stock Options [Member]	Dec. 31, 2011 The Company [Member] Stock Options [Member]	Dec. 31, 2010 The Company [Member] Stock Options [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Before IPO [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] After IPO [Member]	Sep. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] USD ($)	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Nov. 30, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Nov. 30, 2008 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Sep. 07, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] Range One [Member] USD ($)	Sep. 07, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] Range Two [Member] USD ($)	Jan. 31, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Apr. 15, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 15, 2010 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member]	Dec. 01, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] Range One [Member] USD ($)	Dec. 01, 2009 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] Range Two [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	1,200,000	7,800,000	33,600,000	81,400,000	93,100,000					16,900,000		35,200,000		44,600,000
Number of shares authorized for issuance of options																						44,000,000
Accumulated number of shares issued																					54,750,000
Number of options granted in period							7,732,000	7,513,439	7,768,163														24,752,500	936,000		216,400	6,805,200	7,732,000	5,380,300	1,916,739	38,000	20,000
Exercise price of options grants in period																							$ 3.2	$ 3.98							$ 5.38	$ 5.29
Contractual term (in years)										10 years	10 years
Award vesting period										4 years	4 years
Percentage of options have opportunity to be earned on anniversaries of award date										0.0625	0.0625
Percentage of options can be earned subject to continued employment										0.33	0.33
Percentage of options can be earned contingent on achievement of performance targets										0.67	0.67
Percentage of earned options, shall vest and become exercisable																20.00%	80.00%
Number of shares replacement awards allow employees to purchase																									962,963
Contractual term of replacement awards (in years)																									10 years
Exercise price of outstanding options after option modification																			$ 1.835
Amount of total modified options																				12,800,000
Amount of modified options related to unvested options																				9,900,000
Amount of modified options related to vested options																				2,900,000
Incremental compensation cost for fully vested options																		5,700,000
Incremental compensation cost for unvested options																		11,900,000
Market value of shares										$ 1.52		$ 1.96		$ 3.22
Total intrinsic value of options exercised										100,000
Weighted average grant-date fair value of options granted										$ 1.01		$ 1.15		$ 1.92
Weighted average grant-date fair value of options vested											46,200,000		27,800,000		81,300,000
Unrecognized compensation cost of stock options											37,900,000
Weighted average period, unrecognized compensation cost to be recognized over										2 years 7 months 6 days	2 years 7 months 6 days
Total cash received from exercise of stock options											700,000

Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Details) (The Company [Member], Stock Options [Member], USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Company [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance	22,360,088		23,211,228	25,555,200
Options Outstanding, Granted	7,732,000		7,513,439	7,768,163
Options Outstanding, Exercised	(149,884)		(650,100)	(1,403,548)
Options Outstanding, Forfeited	(7,840,095)		(7,714,478)	(8,708,587)
Options Outstanding, Expired	0		0	0
Options Outstanding, Outstanding, Ending balance	22,102,109		22,360,088	23,211,228	25,555,200
Options Outstanding, Vested and expected to vest	18,678,050		21,891,028	21,863,951
Options Outstanding, Vested and exercisable	8,989,861		7,568,229	5,182,199
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.2		$ 3.2	$ 3.2
Weighted Average Exercise Price, Granted	$ 1.9		$ 3	$ 3
Weighted Average Exercise Price, Exercised	$ 0.6		$ 2.3	$ 2.6
Weighted Average Exercise Price, Forfeited	$ 2.6	[1]	$ 3.1	$ 3.3
Weighted Average Exercise Price, Expired	$ 0		$ 0	$ 0
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.2	[1]	$ 3.2	$ 3.2	$ 3.2
Weighted Average Exercise Price, Vested and expected to vest	$ 2.3	[1]	$ 3.2	$ 3.2
Weighted Average Exercise Price, Vested and exercisable	$ 2.8	[1]	$ 3.1	$ 3.2
Weighted Average Remaining Contractual Life, Outstanding	7 years 10 months 2 days		7 years 10 months 24 days	8 years 4 months 2 days	8 years 11 months 8 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 2 months 26 days		7 years 10 months 17 days	8 years 3 months 29 days
Weighted Average Remaining Contractual Life, Vested and exercisable	6 years 5 months 16 days		7 years 1 month 17 days	7 years 11 months 16 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 300		$ 2,225	$ 47,589
Aggregate Intrinsic Value, Outstanding, Ending balance	46		300	2,225	47,589
Aggregate Intrinsic Value, Vested and expected to vest	46		273	2,199
Aggregate Intrinsic Value, Vested and exercisable	$ 8		$ 31	$ 176

[1]	Includes the impact of stock option exercise price modification in September 2012 previously discussed.

Share Option Plan (Share-based Compensation of the Company, Fair Value Assumptions) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Stock Options [Member])	12 Months Ended															12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 Maximum [Member] CNY		Dec. 31, 2011 Maximum [Member] CNY		Dec. 31, 2010 Maximum [Member] CNY		Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] CNY		Dec. 31, 2011 Minimum [Member] CNY		Dec. 31, 2010 Minimum [Member] CNY		Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2010 Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price													$ 2.05	$ 3.62	$ 3.4							$ 1.84	$ 2.47	$ 0.23
Fair value of ordinary shares	$ 1.52		$ 1.96		$ 3.22								$ 2.23	$ 3.75	$ 5.21							$ 1.92	$ 1.99	$ 2.5
Risk-free interest rate							1.00%	[1]	2.00%	[1]	2.50%	[1]				0.63%	[1]	0.88%	[1]	1.00%	[1]
Expected life (in years)	5 years	[2]			5 years	[2]			5 years	[2]								2 years 3 months	[2]
Expected dividend yield	0.00%	[3]	0.00%	[3]	0.00%	[3]
Expected volatility			50.00%	[4]	50.00%	[4]	60.00%	[4]								50.00%	[4]
Fair value per option at grant date	$ 1.01		$ 1.15		$ 1.92		6.52		11.88		33.52					6.3		2.22		7.31

[1]	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.
[2]	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.
[3]	The Company has no expectation of paying regular dividends on its ordinary shares.
[4]	Expected volatility is estimated based on the historical volatility of comparable companies' stocks and of the Company's ordinary shares for a period equivalent to the expected term preceding the grant date.

Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Narrative) (Details) (The Company [Member], CNY)	12 Months Ended			0 Months Ended	12 Months Ended					5 Months Ended	11 Months Ended			5 Months Ended	11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2008 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Maximum [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Minimum [Member]	Dec. 01, 2009 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Dec. 01, 2009 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2011 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 01, 2010 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 31, 2012 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period				407,770						251,920	337,462	1,661,989	4,488,279	6,068,500	1,142,500	1,788,624	925,000
Award vesting period					4 years			4 years	2 years
Share-based compensation expense	33,600,000	81,400,000	93,100,000		16,675,000	46,161,000	48,518,000
Fair value at grant date of restricted shares granted to Shanda's employees					43,129,000	65,044,000	62,453,000
Total intrinsic value of restricted shares vested					23,100,000	55,300,000	42,900,000
Unrecognized compensation cost of restricted share units					74,300,000													52,100,000
Weighted average period, unrecognized compensation cost to be recognized over					2 years 7 days

Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Restricted Share [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	7,501,389	9,626,232	6,725,190
Number of Shares, Granted	1,479,962	3,450,613	5,413,279
Number of Shares, Vested	(2,434,628)	(4,492,918)	(2,022,688)
Number of Shares, Forfeited	(1,635,122)	(1,082,538)	(489,549)
Number of Shares, Unvested, Ending balance	4,911,601	7,501,389	9,626,232
Number of Shares, Expected to vest	4,498,720	7,120,357	8,473,034
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 4.5	$ 5.2	$ 6
Weighted-Average Grant-Date Fair Value, Granted	$ 2	$ 3	$ 4.1
Weighted-Average Grant-Date Fair Value, Vested	$ 4.7	$ 5.2	$ 5.5
Weighted-Average Grant-Date Fair Value, Forfeited	$ 4.9	$ 5.6	$ 5.5
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 3.5	$ 4.5	$ 5.2
Weighted-Average Grant-Date Fair Value, Expected to vest	$ 3.3	$ 4.5	$ 5.1

Share Option Plan (Share-based Compensation of Actoz) (Narrative) (Details) (Actoz [Member], Stock Options [Member])	1 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Oct. 31, 2008	Mar. 31, 2008	Sep. 30, 2007	Mar. 31, 2007	Jul. 31, 2006	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2012 Grantees Who were Granted Options before March 2007 [Member]	Dec. 31, 2012 Grantees Who were Granted Options in September 2007 and in 2008 and 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period	40,000	102,666	10,000	94,040	470,730	140,000	127,420	40,000	40,000	0	102,666
Award vesting period								2 years	2 years
Contractual term (in years)								5 years	5 years
Percentage of options granted exercisable two years after grant date												0.67	0.5
Percentage of options granted exercisable three years after grant date												0.33	0.25
Percentage of options granted exercisable four years after grant date													0.25
Market value of shares									37,200	13,000	10,450
Total intrinsic value of options exercised									3,896,501,000	0	0
Weighted average grant-date fair value of options granted									10,379		7,593
Total fair value of options vested									174,200,000	324,500,000
Share-based compensation expense									1,900,000	3,400,000	5,000,000
Unrecognized compensation cost of stock options								2,600,000	447,000,000
Weighted average period, unrecognized compensation cost to be recognized over								5 years 9 months 14 days	5 years 9 months 14 days
Total cash received from exercise of stock options								9,800,000	1,743,400,000

Share Option Plan (Share-based compensation of Actoz, Fair Value Assumptions) (Details) (Actoz [Member], Stock Options [Member], KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.71%	4.56%
Expected life (in years)	4 years 10 months 24 days
Expected dividend yield	0.00%	0.00%
Expected volatility	61.00%
Fair value per option at grant date	10,379	7,593
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		4 years 10 months 24 days
Expected volatility		67.00%
Fair value per option at grant date		7,668
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		4 years 6 months
Expected volatility		65.00%
Fair value per option at grant date		7,504

Share Option Plan (Share-based Compensation of Actoz, Share Options Activity) (Details) (Actoz [Member], Stock Options [Member], KRW) In Thousands, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Oct. 31, 2008	Mar. 31, 2008	Sep. 30, 2007	Mar. 31, 2007	Jul. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Actoz [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Outstanding, Beginning balance								209,960	383,162	412,490
Options Outstanding, Granted	40,000	102,666	10,000	94,040	470,730	140,000	127,420	40,000	0	102,666
Options Outstanding, Exercised								(168,089)	(121,517)	(75,551)
Options Outstanding, Forfeited								(3,500)	(51,685)	(56,443)
Options Outstanding, Outstanding, Ending balance								78,371	209,960	383,162	412,490
Options Outstanding, Vested and expected to vest								78,371	209,960	368,502
Options Outstanding, Vested and exercisable								26,496	148,222	214,000
Weighted Average Exercise Price, Outstanding, Beginning balance								10,729	10,682	9,398
Weighted Average Exercise Price, Granted								18,040	0	14,250
Weighted Average Exercise Price, Exercised								10,372	9,416	9,378
Weighted Average Exercise Price, Forfeited								14,250	13,468	9,532
Weighted Average Exercise Price, Outstanding, Ending balance								15,070	10,729	10,682	9,398
Weighted Average Exercise Price, Vested and expected to vest								15,070	10,729	10,542
Weighted Average Exercise Price, Vested and exercisable								15,070	9,347	9,346
Weighted Average Remaining Contractual Life, Outstanding								4 years 8 months 8 days	3 years 6 months 7 days	4 years 3 months 17 days	4 years 7 months 28 days
Weighted Average Remaining Contractual Life, Vested and expected to vest								4 years 8 months 8 days	3 years 6 months 7 days	4 years 3 months 18 days
Weighted Average Remaining Contractual Life, Vested and exercisable								2 years 6 months 18 days	2 years 9 months 29 days	3 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding, Beginning balance								551,208	301,206	3,156,394
Aggregate Intrinsic Value, Exercised								3,896,501	0	0
Aggregate Intrinsic Value, Outstanding, Ending balance								1,734,338	551,208	301,206	3,156,394
Aggregate Intrinsic Value, Vested and expected to vest								1,734,338	551,208	301,094
Aggregate Intrinsic Value, Vested and exercisable								695,407	541,498	236,267

Share Option Plan (Share-based Compensation of Eyedentity) (Narrative) (Details) (Eyedentity [Member], Stock Options [Member])	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period	95,000	95,000	95,000
Contractual term (in years)	5 years
Award vesting period	3 years
Weighted average grant-date fair value of options granted			55,403
Share-based compensation expense		7,000,000
Unrecognized compensation cost of stock options		16,600,000	2,832,000,000
Weighted average period, unrecognized compensation cost to be recognized over		2 years 1 month 6 days	2 years 1 month 6 days

Share Option Plan (Share-based compensation of Eyedentity, Fair Value Assumptions) (Details) (Eyedentity [Member], Stock Options [Member], KRW)	12 Months Ended
Dec. 31, 2012
Eyedentity [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0.00%
Expected volatility	55.95%
Fair value per option at grant date	55,403

Share Option Plan (Share-based Compensation of Eyedentity, Share Options Activity) (Details) (Eyedentity [Member], Stock Options [Member], KRW)
In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012
Eyedentity [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Granted	95,000	95,000
Options Outstanding, Exercised		0
Options Outstanding, Forfeited		(13,500)
Options Outstanding		815,000
Options Outstanding, Vested and expected to vest		815,000
Options Outstanding, Vested and exercisable		0
Weighted Average Exercise Price, Granted		100,000
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited		100,000
Weighted Average Exercise Price		100,000
Weighted Average Exercise Price, Vested and expected to vest		100,000
Weighted Average Exercise Price, Vested and exercisable		0
Weighted Average Remaining Contractual Life		4 years 1 month 2 days
Weighted Average Remaining Contractual Life, Vested and expected to vest		4 years 1 month 2 days
Weighted Average Remaining Contractual Life, Vested and exercisable		0 years
Aggregate Intrinsic Value		0
Aggregate Intrinsic Value, Vested and expected to vest		0
Aggregate Intrinsic Value, Vested and exercisable		0

Employee Benefits (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS [Abstract]
Employee benefits charged to statements of operations and comprehensive income	91,271	76,275	42,533

Related Party Transactions (Schedule of Significant Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2012 Shanda [Member] CNY	Dec. 31, 2011 Shanda [Member] CNY	Dec. 31, 2010 Shanda [Member] CNY	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Shanda and Companies under Common Control by Shanda [Member] CNY
Activity related to online gaming business:
Platform service fees and sales agent fees, paid to related parties	(1,118,293)	(1,250,914)	(1,020,534)
Promotion service fee, paid to related parties	(3,914)	(7,260)	(10,551)
Online game licensing fees, received from related parties	1,814	3,199	6,672
Corporate general administrative expenses (2012: reversal), allocated from related parties				3,467	(7,008)	(8,183)
Rental fee, paid to related parties	(17,624)	(17,647)	(13,796)
Consulting service fee, paid to related parties	(9,434)	0	(2,260)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from related parties							(4,300)	(26,787)	(12,150)	(11,059)
Interest income from loans to related parties							$ 13,400	83,711	32,490	1,997

Related Party Transactions (Schedule of Outstanding Balances Due from/to Related Parties) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Companies under Common Control by Shanda [Member]
Amounts due from related parties:
Accounts receivable from related parties	325,773	405,953
Other receivables from related parties	1,044,971	929,728
Amounts due to related parties:
Accounts payable to related parties	71,737	77,349
Other payables to related parties	983,913	125,910
Shanda [Member]
Amounts due from related parties:
Other receivables from related parties	1,035,432	1,667

Related Party Transactions (Narrative) (Details)	12 Months Ended								1 Months Ended						1 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 China Minsheng Bank [Member] CNY	Dec. 31, 2011 China Minsheng Bank [Member] CNY	Feb. 29, 2012 China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 China Minsheng Bank [Member] Minimum [Member]	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] USD ($)	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] CNY	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] Maximum [Member]	Feb. 29, 2012 USD [Member] China Minsheng Bank [Member] Minimum [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Maximum [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Minimum [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] USD ($)	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] Before Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] After Term Extended [Member]	Nov. 30, 2010 Companies under Common Control by Shanda [Member] RMB [Member] Loan One [Member] After Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] USD ($)	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] Before Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] After Term Extended [Member]	Feb. 28, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Two [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] USD ($)	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] Before Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] After Term Extended [Member]	Aug. 31, 2011 Companies under Common Control by Shanda [Member] RMB [Member] Loan Three [Member] After Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] Before Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] After Term Extended [Member]	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Loan Four [Member] After Term Extended [Member]	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Shanda [Member] USD [Member] After Term Extended [Member]	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] USD ($)	Dec. 31, 2012 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2011 Shanda and Companies under Common Control by Shanda [Member] CNY	Dec. 31, 2010 Shanda and Companies under Common Control by Shanda [Member] CNY
Related Party Transaction [Line Items]
Loans to related parties																									$ 80,700,000	503,000,000					$ 3,200,000	20,000,000					$ 48,200,000	300,000,000					$ 18,500,000	115,000,000					$ 160,000,000	1,005,700,000
Loans to related parties, due date																											September 2011		June 2013				August 2011		February 2013				August 2012		August 2013				February 2013		February 2014				February 2013	February 2014
Interest rates on loans to related parties																					6.71%	5.93%						5.68%		5.68%				6.71%		6.71%				5.93%		5.40%				5.93%		5.43%	3.00%	3.00%
Loans from related parties																	148,600,000	926,000,000	148,600,000	926,000,000
Interest rates on loans from related parties																	3.00%	3.00%	3.00%	3.00%
Loans from related parties, due date																							February 2013	February 2014
Short-term borrowings	237,940,000	1,482,387,000	858,849,000	0	980,538,000	156,000,000	980,500,000	0			1,482,300,000	858,800,000	156,000,000	980,500,000
Short-term borrowing, carried interest rate						6.00%	6.00%						6.00%	6.00%
Short-term investments pledged for bank borrowings							983,800,000				1,521,600,000	902,900,000		983,800,000
Short-term investments, carried interest rate									6.94%	5.46%					6.94%	5.46%
Interest income relating to Shanda's privatization	12,800,000	79,900,000
Interest expense relating to Shanda's privatization	12,600,000	78,700,000
Net interest income relating to Shanda's privatization	200,000	1,200,000
Interest income for loans to and from Shanda and companies under its common control																																																					13,400,000	83,711,000	32,490,000	1,997,000
Interest expense for loans to and from Shanda and companies under its common control																																																					4,300,000	26,787,000	12,150,000	11,059,000
Net interest income for loans to and from Shanda and companies under its common control																																																					$ 9,100,000	56,900,000

Derivative (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Foreign Exchange Forward [Member] USD ($)	Jun. 30, 2009 Shengqu [Member] USD ($)	Jun. 30, 2009 Shengqu [Member] CNY	Jun. 30, 2009 Shengqu [Member] Foreign Exchange Forward [Member]
Derivative [Line Items]
Loan obtained from bank				$ 102,500,000
Interest rate of bank loan				1.35%
Cash deposit collateralized for bank loan					702,000,000
Interest rate earned from RMB cash deposit per annum				2.25%
Exchange rate of USD to RMB for foreign currency forward contract						6.8445
Amount of notional value			196,000,000
Weighted average forward exchange rate			6.31
Derivative liability-foreign currency forward contracts	9,312,000	0
Unrealized loss of derivative liability	9,300,000
Realized loss of derivative liability	13,200,000

Certain Risks and Concentrations (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 RMB [Member] CNY	Dec. 31, 2011 RMB [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2010 Customer Concentration Risk [Member] Net Revenue [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2010 Product Concentration Risk [Member] Net Revenue [Member] Mir II, MMORPG [Member]	Dec. 31, 2012 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2011 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Dec. 31, 2010 Product Concentration Risk [Member] Net Revenue [Member] Woool, MMORPG [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, before Announcement of Exchange Rate Adjustment [Member]	Jul. 21, 2005 Foreign Currency Exchange Rate Risk [Member] Scenario, after Announcement of Exchange Rate Adjustment [Member]
Concentration Risk [Line Items]
Number of individual customer accounted for more than 10% of net revenues									0	0	0
Concentration risk, percentage												33.00%	39.70%	45.70%	15.70%	16.80%	21.10%
Exchange rate of U.S. dollar to RMB	6.2301	6.2301																8.27	8.11
Cash and cash equivalents	$ 337,200	2,100,789	$ 294,614	1,835,476	1,571,771	1,799,151	1,640,000	1,172,000

Commitments and Contingencies (Schedule of Future Minimum Lease Payments for Non-cancelable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	104,701
2014	28,996
2015	24,172
2016	10,531
2017	562
Total	168,962
Office Premises [Member]
Operating Leased Assets [Line Items]
2013	28,328
2014	26,164
2015	24,172
2016	10,531
2017	562
Total	89,757
Server leasing and maintenance fees [Member]
Operating Leased Assets [Line Items]
2013	76,373
2014	2,832
2015	0
2016	0
2017	0
Total	79,205

Commitments and Contingencies (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Server leasing rental expenses under operating leases	3,748,000	10,787,000	20,344,000
Total rental expenses	168,360,000	157,969,000	134,792,000
Commitments in respect of maintenance contracts in relation to server sand server leasing contracts	79,205,000
Material capital lease obligations	0
Capital commitments for purchase of equipment and game licenses	299,715,000

Litigation (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 08, 2010
LITIGATION [Abstract]
Non-contingent purchase consideration		48.8
Shareholder require Shanghai Shulong to pay	RMB48.8 million plus accrued interest

Subsequent Events (Details) In Millions, unless otherwise specified	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Shanda [Member] USD [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Subsequent Event [Member] Shanda [Member] USD [Member] Before Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Subsequent Event [Member] Shanda [Member] USD [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] After Term Extended [Member]
Subsequent Event [Line Items]
Loans to related parties							$ 160	1,005.7				115					$ 160	1,005.7
Interest rates on loans to related parties							3.00%	3.00%						5.93%		5.43%				3.00%		3.00%
Loans to related parties, due date									February 2013	February 2014			February 2013		February 2014				February 2013		February 2014
Loans from related parties	$ 148.6	926	$ 148.6	926							$ 148.6	926
Loans from related parties, due date					February 2013	February 2014							February 2013		February 2014
Interest rates on loans from related parties	3.00%	3.00%	3.00%	3.00%										3.00%		3.00%

Restricted Net Assets (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
Percentage rate of after tax profit, annul appropriation, statutory reserve	10.00%
Restricted net assets, balance	1,279.1
Restricted portion of consolidated net assets	30.10%

Additional Information - Condensed Financial Statements (Condensed Statements of Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 751,536	4,682,145	5,281,896	4,504,708	$ 0	0	0	0
Cost of revenues	(274,699)	(1,711,403)	(2,055,951)	(1,837,182)	0	0	0	0
Gross Profit	476,837	2,970,742	3,225,945	2,667,526	0	0	0	0
Operating expenses:
Product development	(105,727)	(658,689)	(694,329)	(465,793)	0	0	0	0
Sales and marketing					0	0	0	0
General and administrative	(54,169)	(337,480)	(447,333)	(367,029)	(5,037)	(31,379)	(88,940)	(105,185)
Total operating expenses	(255,615)	(1,592,505)	(1,751,907)	(1,334,631)	(5,037)	(31,379)	(88,940)	(105,185)
Loss from operations	221,222	1,378,237	1,474,038	1,332,895	(5,037)	(31,379)	(88,940)	(105,185)
Interest income					4,515	28,128	5,103	1,540
Interest expense					(21,549)	(134,253)	(13,610)	(10,915)
Other income(expenses)	14,629	91,137	194,250	226,923	(8)	(45)	(405)	294
Income tax expenses	(67,216)	(418,762)	(485,278)	(300,352)	0	0	0	0
Equity in profit of subsidiaries					200,796	1,250,979	1,362,726	1,403,087
Net income	$ 178,717	1,113,430	1,264,874	1,288,821	$ 178,717	1,113,430	1,264,874	1,288,821

Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] USD ($)	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY	Dec. 31, 2009 Shanda Games [Member] CNY
ASSETS
Cash and cash equivalents	$ 337,200	2,100,789	$ 294,614	1,835,476	1,571,771	1,799,151	$ 20,948	130,506	$ 4,675	29,127	283,205	219,751
Prepayments and other current assets	30,796	191,860		181,985			537	3,348		8,163
Other receivables due from related parties	333,928	2,080,403		931,395			166,299	1,036,060		484,687
Investment in subsidiaries							1,077,848	6,715,099		5,446,987
Total assets	1,302,477	8,114,564		7,958,587			1,265,632	7,885,013		5,968,964
LIABILITIES
Other payables and accruals	81,621	508,533		415,977			187	1,162		2,726
Other payables due to related parties	157,929	983,913		125,910			581,101	3,620,316		797,054
Dividend payable	1,844	11,489		1,823,314	0		1,844	11,489		1,823,314
Current liabilities	582,494	3,629,010		3,964,898			583,132	3,632,967		2,623,094
Total liabilities	609,176	3,795,237		4,341,588			583,132	3,632,967		2,623,094
Shareholders' Equity
Class A ordinary shares(US$0.01 par value, 16,000,000,000 shares authorized, 151,222,556 and 131,860,314 issued and outstanding as of December 31, 2011 and 2012)	1,572	9,796		11,022			1,572	9,796		11,022
Class B ordinary shares(US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2011 and 2012)	4,799	29,896		29,896			4,799	29,896		29,896
Additional paid-in capital	253,283	1,577,978		1,561,343			253,283	1,577,978		1,561,343
Accumulated other comprehensive loss	(6,152)	(38,322)		(68,480)			(6,152)	(38,322)		(68,480)
Retained earnings	404,342	2,519,088		1,665,006			428,998	2,672,698		1,812,089
Total Shanda Games Limited shareholders' equity	682,500	4,252,046		3,345,870			682,500	4,252,046		3,345,870
Total liabilities and shareholder's equity	$ 1,302,477	8,114,564		7,958,587			$ 1,265,632	7,885,013		5,968,964

Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	131,860,314	151,222,556
Ordinary shares, shares outstanding	131,860,314	151,222,556
Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000
Shanda Games [Member] | Class A Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	131,860,314	151,222,556
Ordinary shares, shares outstanding	131,860,314	151,222,556
Shanda Games [Member] | Class B Ordinary Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000

Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash generated / (used) in operating activities	$ 237,287	1,478,315	1,399,205	1,745,332	$ 770	4,796	(7,603)	1,090
Net cash generated / (used) in investing activities	(93,865)	(584,780)	(1,022,727)	(1,950,229)	(85,568)	(533,097)	530,776	(609,701)
Net cash generated / (used) in financing activities	(101,891)	(634,793)	(86,743)	(20,558)	101,093	629,821	(769,060)	679,627
Effect of foreign exchange rate changes on cash and cash equivalents	1,055	6,571	(26,030)	(1,925)	(22)	(141)	(8,191)	(7,562)
Net increase / (decrease) in cash and cash equivalents	42,586	265,313	263,705	(227,380)	16,273	101,379	(254,078)	63,454
Cash and cash equivalents, beginning of year	294,614	1,835,476	1,571,771	1,799,151	4,675	29,127	283,205	219,751
Cash and cash equivalents, end of year	$ 337,200	2,100,789	1,835,476	1,571,771	$ 20,948	130,506	29,127	283,205